                  OPPENHEIMER SELECT MANAGERS
            Supplement dated August 3, 2001 to the
              Prospectus dated February 16, 2001

The Prospectus is changed as follows:

1.    The Prospectus supplement dated June 21, 2001 is withdrawn.

2.    The second  sentence  under the caption  "Risks of Foreign  Investing" on page 23 is deleted.

3.    All  references  to  "Oppenheimer  Select  Managers  Gartmore  Millennium
   Growth Fund" or "OSM - Gartmore  Millennium  Growth Fund" in the  Prospectus
   are  deleted  and  replaced  with  "Oppenheimer   Select  Managers  Gartmore
   Millennium Growth Fund II".

4. The  heading  "Temporary  Defensive  Investments"  on page 45 and the  first sentence following it has been deleted and replaced with the following:

    Temporary Defensive and Interim  Investments.  In times of unstable adverse market or economic  conditions,  OSM - Mercury  Advisors Focus Growth Fund,
    OSM - QM Active  Balanced Fund,  OSM - Jennison  Growth Fund, OSM - Salomon
    Brothers  Capital Fund,  and the OSM - Gartmore  Millennium  Growth Fund II
    can  invest up to 100% of its  assets in  temporary  defensive  investments that are consistent with the Fund's principal investment strategies.

5. The chart  under  the  heading  "Advisory  Fees" on page 47 is  deleted  and replaced with the following:

-----------------------------------------------------------------
Fund                             Advisory Fee
-----------------------------------------------------------------
-----------------------------------------------------------------
OSM-QM Active Balanced Fund      0.95%   of   the   first   $300
                                 million of  average  annual net
                                 assets  of the Fund  and  0.90%
                                 of  average  annual  net assets
                                 in excess of $300 million.
-----------------------------------------------------------------
-----------------------------------------------------------------
OSM-Jennison Growth Fund         0.95%   of   the   first   $300
                                 million of  average  annual net
                                 assets  of the Fund  and  0.90%
                                 of  average  annual  net assets
                                 in excess of $300 million.
-----------------------------------------------------------------
-----------------------------------------------------------------
OSM-Salomon   Brothers   Capital 1.10%   of   the   first   $100
Fund                             million of  average  annual net
                                 assets  of the Fund  and  1.00%
                                 of  average  annual  net assets
                                 in excess of $100 million.
-----------------------------------------------------------------
-----------------------------------------------------------------
OSM-Gartmore  Millennium  Growth 1.20%   of   the   first   $400
Fund II                          million of  average  annual net
                                 assets  of the  Fund,  1.10% of
                                 the  next  $400  million,   and
                                 1.00%  of  average  annual  net
                                 assets   in   excess   of  $800
                                 million.
-----------------------------------------------------------------

6.    The paragraph  captioned "Class N Shares" under the heading "What Classes of Shares Does the Fund  Offer?" on page 52 is revised by deleting the first three  sentences  of  that  section  and  replacing  it with  the  following sentence:

      If you buy Class N shares  (available  only  through  certain  retirement plans),  you pay no sales  charge at the time of  purchase,  but you will pay an annual asset-based sales charge.

7.  The  first  and  second  sentences  of  the  section   captioned  "Class  A
   Contingent  Deferred  Sales Charge" on page 55 are deleted and replaced with the following:

      There is no initial  sales  charge on  non-retirement  plan  purchases of
      Class A shares of any one or more of the  Oppenheimer  funds  aggregating
      $1 million or more,  or for  certain  purchases  by  particular  types of retirement  plans that were  permitted  to purchase  such shares prior to
      March 1, 2001.  (After March 1, 2001,  retirement plans are not permitted to make  initial  purchases  of Class A shares  subject  to a  contingent
      deferred   sales  charge.)  The   Distributor   pays  dealers  of  record
      commissions  in an amount  equal to 1.0% of  purchases  of $1  million or more other than by those grandfathered retirement accounts.

8.    The  following  sentence in the  section  captioned  "Class A  Contingent
   Deferred Sales Charge" on page 55 is deleted:

      That  concession will not be paid on purchases of shares in amounts of $1 million or more  (including  any right of  accumulation)  by a retirement plan that pays for the purchase with the  redemption  proceeds of Class C shares of one or more  Oppenheimer  funds  held by the plan for more than one year.

9. The  following is added after the section  entitled  "Can You Reduce Class A
   Share Charges?" on page 56:
      Purchases by Certain  Retirement Plans.  There is no initial sales charge on  purchases of Class A shares of any one or more  Oppenheimer  funds by retirement  plans that have $10  million or more in plan  assets and that have  entered  into a  special  agreement  with the  Distributor,  and by retirement  plans which are part of a retirement plan product or platform offered by certain banks,  broker-dealers,  financial advisors, insurance companies or  recordkeepers  which have entered into a special  agreement with the Distributor.  There is no contingent  deferred sales charge upon the  redemption of such shares.  The  Distributor  currently pays dealers of record  concessions  in an amount equal to 0.25% of the purchase price of Class A shares by those  retirement  plans from its own  resources  at the time of  sale.  That  concession  will  not be paid on  purchases  of shares by a retirement plan made with the redemption  proceeds of Class N shares of one or more  Oppenheimer  funds  held by the plan for more than
      (18) months.

10.  The first  paragraph  in "How Can You Buy Class N  Shares?"  on page 57 is revised to read as follows:

      Class N shares are offered only through  retirement plans (including IRAs and 403(b)  plans)  that  purchase  $500,000 or more of Class N shares of one or more Oppenheimer funds or through  retirement plans (not including
      IRAs and 403(b)  plans)  that have  assets of  $500,000 or more or 100 or more eligible  participants.  See "Availability of Class N shares" in the
      Statement of Additional  Information for other  circumstances where Class
      N shares are available for purchase.

11.   The  following  is  added  to  the  end  of  the  last  paragraph   under
   "Distribution  and Service Plans for Class B, Class C and Class N Shares" on
   page 58:

      That sales  concession  on the sale of Class N shares will not be paid on
      (i)  purchases  of Class N shares in  amounts  of  $500,000  or more by a retirement  plan that pays for the purchase with the redemption  proceeds of Class C shares of one or more  Oppenheimer  funds held by the plan for
      more    than    one    year    (other    than     rollovers    from    an
      OppenheimerFunds-sponsored  Pinnacle or  Ascender  401(k) plan to any IRA invested in the Oppenheimer  funds),  (ii) purchases of Class N shares in amounts  of  $500,000  or more by a  retirement  plan  that  pays for the purchase  with the  redemption  proceeds of Class A shares of one or more
      Oppenheimer      funds     (other     than      rollovers     from     an
      OppenheimerFunds-sponsored  Pinnacle or  Ascender  401(k) plan to any IRA invested in the  Oppenheimer  funds),  and (iii) on  purchases of Class N shares by an  OppenheimerFunds  - sponsored  Pinnacle or Ascender  401(k)
      plan made with the  redemption  proceeds of Class A shares of one or more
      Oppenheimer funds.

12.   The third sentence under the heading "OppenheimerFunds Internet Web
   Site." on page 60 is deleted and replaced with the following:

      To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website.

13.        The section  entitled "Are There  Limitations On Exchanges?" on page
   65 is deleted and   replaced with the following:

      ARE THERE  LIMITATIONS ON EXCHANGES?  There are certain exchange policies you should be aware of:

        o  Shares are normally  redeemed from one fund and  purchased  from the other fund in the exchange  transaction on the same regular business day on which the Transfer  Agent  receives an exchange  request that conforms to the  policies  described  above.  It must be received by the  close  of The New  York  Stock  Exchange  that  day,  which  is normally 4:00 P.M. but may be earlier on some days.

            o        The interests of each Fund's  long-term  shareholders  and its  ability to manage its  investments  may be  adversely  affected when its  shares  are  repeatedly  bought  and sold in  response  to short-term  market  fluctuations--also  known  as  "market  timing."
           When  large  dollar  amounts  are  involved,   each  Fund  may  have
           difficulty implementing long-term investment strategies,  because it cannot  predict how much cash it will have to invest.  Market timing
           also  may  force  each  Fund  to  sell   portfolio   securities   at
           disadvantageous  times to  raise  the  cash  needed  to buy a market timer's Fund shares.  These factors may hurt each Fund's performance and its  shareholders.  When the Manager  believes  frequent trading would have a disruptive  effect on each Fund's ability to manage its investments,  the  Manager and the Fund may reject  purchase  orders and  exchanges  into the Fund by any person,  group or account  that the Manager believes to be a market timer.

         o Each Fund may amend,  suspend or terminate  the  exchange  privilege at  any  time.  A  Fund  will  provide  you  notice  whenever  it is required to do so by applicable law.

         o If the  Transfer  Agent  cannot  exchange all the shares you request because of a restriction  cited above,  only the shares eligible for exchange will be exchanged.

14.        The  last  two  paragraphs  of  the  section  entitled  "Shareholder
   Account  Rules and  Policies" on page 67 are deleted and  replaced  with the following:

      To avoid sending  duplicate  copies of materials to households,  the Fund will  mail  only  one copy of each  prospectus,  annual  and  semi-annual report and annual  notice of the Fund's  privacy  policy to  shareholders having  the same  last  name  and  address  on the  Fund's  records.  The consolidation of these mailings,  called householding,  benefits the Fund through reduced mailing  expense.  If you want to receive multiple copies of these  materials,  you may call the Transfer Agent at  1.800.525.7048.
      You may also notify the Transfer Agent in writing.  Individual  copies of prospectuses,  reports and privacy notices will be sent to you commencing
      30  days  after  the  Transfer   Agent  receives  your  request  to  stop
      householding.

15.        The first and last  paragraphs  of the section  entitled "How to Get
   More  Information"  on the  prospectus  back cover are deleted and  replaced with the following:

      You can request the Statement of Additional  Information,  the Annual and
      Semi-Annual  Reports, the notice explaining the Fund's privacy policy and other
      information about the Fund or your account:

      Information   about  the  Fund  including  the  Statement  of  Additional
      Information  can be  reviewed  and copied at the SEC's  Public  Reference
      Room in  Washington,  D.C.  Information  on the  operation  of the Public
      Reference  Room may be  obtained  by calling  the SEC at  1.202.942.8090.
      Reports and other  information  about the Fund are available on the EDGAR database on the SEC's Internet website at http://www.sec.gov.  Copies may
                                                ------------------
      be obtained after payment of a duplicating  fee by electronic  request at the SEC's e-mail address:  publicinfo@sec.gov  or by writing to the SEC's
      Public Reference Section, Washington, D.C. 20549-0102.

August 3, 2001                                        505PS008

                                       1
-------------------------------------------------------------------------------
Oppenheimer Select Managers
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      Mercury Advisors S&P 500 Index Fund
-------------------------------------------------------------------------------
      Mercury Advisors Focus Growth Fund
      QM Active Balanced Fund
      Jennison Growth Fund
      Salomon Brothers Capital Fund
      Gartmore Millennium Growth Fund II

6803 South Tucson Way, Englewood, Colorado 80112
1.800.525.7048

Statement of Additional  Information  dated  February 16, 2001,  Revised August
3, 2001

      This  Statement  of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about the  Funds  and  supplements information  in the  Prospectus  dated  February  16,  2001.  It should be read together  with the  Prospectus.  You can  obtain the  Prospectus  by writing to the  Funds'  Transfer  Agent,  OppenheimerFunds  Services,  at P.O.  Box  5270,
Denver,  Colorado  80217,  or by calling the  Transfer  Agent at the  toll-free number shown above,  or by  downloading it from the  OppenheimerFunds  Internet web site at www.oppenheimerfunds.com.

Contents
                                                              Page
About the Funds
Additional Information About the Funds' Investment Policies and Risks         2

About Your Account

-------------------------------------------------------------------------------

ABOUT THE FUNDS
-------------------------------------------------------------------------------

Additional Information About the Funds' Investment Policies and Risks

      The investment objective,  the principal investment policies and the main risks  of  each  Fund  are  described  in the  Prospectus.  This  Statement  of
Additional  Information contains supplemental  information about those policies and risks and the types of securities  that each Fund's  investment  Adviser or
Subadviser  can select for the Fund.  Additional  information  is also provided about the strategies that the Fund may use to try to achieve its objective.

The Funds' Investment Policies

Oppenheimer Select Managers - Mercury Advisors S&P 500 Index Fund

      The Fund seeks to achieve its  investment  objective by investing  all of its  assets  in the S&P 500  Index  Series of the  Quantitative  Master  Series
Trust  (the  "Master  Fund")  which has the same  investment  objective  as the
Fund. The Fund's  investment  experience and results will  correspond  directly to the  investment  experience  of the Master Fund in which it  invests.  Thus, all  investments  are made at the level of the  Master  Fund.  For  simplicity, however,  with respect to  investment  objective,  policies  and  restrictions, this Statement of Additional  Information,  like the Prospectus,  uses the term
"Fund" to include the Fund and the Master Fund in which the Fund  invests.  The following is a description of the investment policies of the Fund.

      The Fund's  investment  objective is not a fundamental  policy and may be changed by the Board of Trustees  of the Fund,  without  shareholder  approval.
The  Trustees  may also  change the target  index of the Fund if they  consider that a  different  index  would  facilitate  the  management  of the  Fund in a manner  which  better  enables  the Fund to seek to mirror the total  return of the market segment represented by the then existing target index.

      The investment  objective of the Fund is to match the  performance of the
Standard & Poor's 500  Composite  Stock  Price Index (the "S&P 500") as closely as possible  before the deduction of Fund  expenses.  There can be no assurance that the investment objective of the Fund will be achieved.

      In  seeking  to  mirror  the  total  return  of the S&P 500,  Fund  Asset
Management,   L.P.,   doing  business  as  Mercury   Advisors  (the  "Adviser")
generally  will allocate the Master Fund's  investments  among common stocks in approximately  the same  weightings  as the S&P 500. In  addition,  the Adviser
may  use  options  and  futures   contracts   and  other  types  of   financial
instruments  relating  to all or a  portion  of the S&P 500.  At times the Fund may not  invest  in all of the  common  stocks  in the S&P 500,  or in the same weightings  as in the S&P 500. At those  times,  the Fund  chooses  investments so that the market  capitalizations,  industry  weighting and other fundamental characteristics  of the stocks and  derivative  instruments  chosen are similar to the S&P 500 as a whole. The Fund may also engage in securities lending.

      The S&P 500 is composed of the common stocks of 500 large  capitalization companies  from  various  industrial  sectors,  most of which are listed on the
New York Stock Exchange (the "NYSE").  A company's stock market  capitalization is the total market value of its  outstanding  shares.  The S&P 500  represents a  significant  portion  of the  market  value of all  common  stocks  publicly traded in the United States.

About Indexing and Management of the Fund

      About  Indexing.  The  Fund  is  not  managed  according  to  traditional methods  of  "active"  investment  management,  which  involve  the  buying and selling of securities based upon economic,  financial,  and market analyses and investment judgment.  Instead,  the Fund, utilizing  essentially a "passive" or
"indexing"  investment  approach,   seeks  to  replicate,   before  the  Fund's
expenses  (which can be  expected  to reduce the total  return of a Fund),  the total return of its respective index.

      Indexing and Managing the Fund. The Fund will be  substantially  invested in  securities  in the S&P 500,  and will  invest at least 80% of its assets in equity  securities  or other  financial  instruments  which are contained in or correlated with securities in the S&P 500.

      Because  the Fund  seeks  to  mirror  the  total  return  of the S&P 500, generally  the Adviser  will not attempt to judge the merits of any  particular security  as an  investment  but will seek only to mirror  the total  return of the  securities  in the S&P 500.  However,  the  Adviser  may omit or  remove a security  which  is  included  in the S&P 500  from the  Fund's  portfolio  if,
following   objective   criteria,   the  Adviser  judges  the  security  to  be
insufficiently  liquid  or  believes  the  merit  of the  investment  has  been substantially impaired by extraordinary events or financial conditions.

      The  Adviser  may  acquire  certain  financial   instruments  based  upon
individual  securities  or based upon or  consisting  of one or more baskets of securities  (which  basket  may be based  upon the S&P 500).  Certain  of these instruments  may represent an indirect  ownership  interest in such  securities or  baskets.  Others may  provide for the payment to the Fund or by the Fund of
amounts  based  upon  the  performance  (positive,   negative  or  both)  of  a
particular  security or basket.  The Adviser will select such  instruments when it believes that the use of the instrument  will correlate  substantially  with the expected  total return of a target  security or index.  In connection  with the use of such  instruments,  the  Adviser  may enter into  short  sales in an effort to adjust the  weightings of particular  securities  represented  in the basket to more accurately reflect such securities' weightings in the S&P 500.

      The  Fund's  ability  to mirror  the  total  return of the S&P 500 may be affected by, among other things,  transaction  costs,  administration and other expenses  incurred by the Fund,  taxes,  changes in either the  composition  of the S&P 500 or the  assets  of the  Fund,  and the  timing  and  amount of Fund investors'  contributions  and  withdrawals,  if any. In  addition,  the Fund's total return will be affected by incremental  operating  costs (e.g.,  transfer
agency,   accounting)   that   will  be  borne  by  the  Fund.   Under   normal
circumstances,  it is anticipated  that the Fund's total return over periods of one (1) year and longer will,  on a gross basis and before  taking into account expenses  (incurred  at either the Master  Fund or the Fund  level),  be within ten (10)  basis  points  (a  basis  point is one  one-hundreth  of one  percent
(0.01%)) of the total  return of the S&P 500.  There can be no  assurance  that
this  level  of  correlation   will  be  achieved.   In  the  event  that  this
correlation  is not achieved over time,  the Trustees of the Fund will consider alternative  strategies  for the Fund.  Information  regarding  correlation  of the Fund's  performance  to that of the S&P 500 will be reflected in the Fund's annual report.

Other Investment Policies, Practices and Risk Factors

      Cash Management.  Generally,  the Adviser will employ futures and options on futures to provide  liquidity  necessary to meet anticipated  redemptions or for day-to-day  operating purposes.  However, if considered  appropriate in the opinion  of the  Adviser,  a portion of the Fund's  assets may be  invested  in certain  types of  instruments  with  remaining  maturities  of  three  hundred ninety  seven  (397)  days or less for  liquidity  purposes.  Such  instruments would  consist  of:  (i)  obligations  of the U.S.  Government,  its  agencies, instrumentalities,  authorities  or political  subdivisions  ("U.S.  Government
Securities");  (ii)  other  fixed-income  securities  rated  Aa  or  higher  by
Moody's Investors Service Inc.  ("Moody's) or AA or higher by Standard & Poor's
Rating  Service  ("S&P") or, if unrated,  of comparable  quality in the opinion of the  Adviser;  (iii)  commercial  paper;  (iv) bank  obligations,  including negotiable  certificates  of deposit,  time deposits and bankers'  acceptances;
and (v)  repurchase  agreements.  At the time the Fund  invests  in  commercial paper,  bank obligations or repurchase  agreements,  the issuer or the issuer's parent  must have  outstanding  debt  rated Aa or higher  by  Moody's  or AA or higher  by S&P or  outstanding  commercial  paper,  bank  obligations  or other short-term  obligations  rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are  available,  the  instrument  must be of comparable  quality in the opinion of the Adviser.

      Short Sales.  In  connection  with the use of certain  instruments  based upon or consisting of one or more baskets of  securities,  the Adviser may sell a security  the Fund does not own, or in an amount  greater  than the Fund owns
(i.e.,  make short  sales).  Such  transactions  will be used only in an effort to adjust the  weightings of particular  securities  represented  in the basket to reflect such securities' weightings in the target index.

      Cash Flows; Expenses.  The ability of the Fund to satisfy its investment objective depends to some extent on the Adviser's ability to manage cash flow
(primarily from purchases and redemptions and distributions from the Fund's investments).  The Adviser will make investment changes to the Fund's portfolio to accommodate cash flow while continuing to seek to replicate the total return of the S&P 500.  Investors should also be aware that the investment performance of the S&P 500 is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Fund.  Finally, since the Fund seeks to replicate the total return of the S&P 500, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

Additional Information Concerning the Indices

      S&P 500.  "Standard  &  Poor's",  "S&P",  "S&P 500",  "Standard  & Poor's
500",  and "500" are  trademarks of The  McGraw-Hill  Companies,  Inc. and have been  licensed  for use by the Fund.  The OSM - Mercury  Advisors S&P 500 Index
Fund and the Master  Fund are not  sponsored,  endorsed,  sold or  promoted  by
S&P,  a   division   of  The   McGraw-Hill   Companies,   Inc.   S&P  makes  no
representation  regarding  the  advisability  of  investing  in the  Fund.  S&P makes no  representation  or  warranty,  express or  implied,  to the owners of shares of the Fund or any member of the public  regarding the  advisability  of investing in securities  generally or in the Fund  particularly  or the ability of  the  S&P  500  to  track  general  stock  market  performance.  S&P's  only relationship  to the Fund is the  licensing  of  certain  trademarks  and trade names of S&P and of the S&P 500 which is  determined,  composed and  calculated by S&P  without  regard to the Fund.  S&P has no  obligation  to take the needs of the Fund and the  Master  Fund or the  owners  of shares of the Fund and the
Master Fund into  consideration  in  determining,  composing or calculating the
S&P  500.  S&P  is  not  responsible  for  and  has  not  participated  in  the determination  of the prices and amount of the Fund and the Master  Fund or the timing of the  issuance  of sale of shares of the Fund and the  Master  Fund or in the  determination  or calculation of the equation by which the Fund and the
Master Fund is to be converted  into cash.  S&P has no  obligation or liability in  connection  with the  administration,  marketing or trading of the Fund and the Master Fund.

      S&P does not guarantee the accuracy  and/or the  completeness  of the S&P
500 Index or any data  included  therein,  and S&P shall have no liability  for any  errors,  omissions,  or  interruptions  therein.  S&P  makes no  warranty, express  or  implied,  as to  results to be  obtained  by the Fund,  the Master
Fund,  owners of shares of the Fund and the Master  Fund,  or any other  person or  entity  from  the use of the  S&P 500 or any  data  included  therein.  S&P makes no express or implied  warranties and expressly  disclaims all warranties of  merchantability  or fitness for a particular purpose or use with respect to the  S&P  500  or  any  data  included  therein.  Without  limiting  any of the foregoing,  in  no  event  shall  S&P  have  any  liability  for  any  special, punitive,  indirect,  or consequential  damages (including lost profits),  even if notified of the possibility of such damages.

Portfolio Turnover

      Although the Fund will use a passive indexing approach to investing,  the
Fund may engage in a  substantial  number of portfolio  transactions.  The rate of  portfolio  turnover  will be a limiting  factor when the Adviser  considers whether to  purchase  or sell  securities  for the Fund only to the extent that the  Adviser  will  consider  the  impact of  transaction  costs on the  Fund's tracking  error.  Changes in the  securities  comprising the S&P 500, will tend to increase the Fund's  portfolio  turnover  rate,  as the  Investment  Adviser restructures  the Fund's  holdings to reflect  the changes in the S&P 500.  The portfolio  turnover rate is, in summary,  the  percentage  computed by dividing the lesser of the Fund's  purchases or sales of  securities  by the average net asset  value of the Fund.  High  portfolio  turnover  involves  correspondingly greater  brokerage  commissions for the Fund investing in equity securities and other  transaction  costs  which  are  borne  directly  by  the  Fund.  A  high portfolio  turnover rate may also result in the  realization of taxable capital gains, including short-term capital gains taxable at ordinary income rates.

Oppenheimer Select Managers - Mercury Advisors S&P 500 Index Fund
Oppenheimer Select Managers - Mercury Advisors Focus Growth Fund
Oppenheimer Select Managers - QM Active Balanced Fund
Oppenheimer Select Managers - Jennison Growth Fund
Oppenheimer Select Managers - Salomon Brothers Capital Fund
Oppenheimer Select Managers - Gartmore Millennium Growth Fund II

Policies.  The  composition  of each Fund's  portfolio and the  techniques  and strategies  that the  respective  Subadviser  (Adviser in the case of the OSM -
Mercury  Advisors  S&P 500  Index  Fund and the OSM -  Mercury  Advisors  Focus
Growth Fund) may use in  selecting  portfolio  securities  will vary over time.
The  Funds  are  not  required  to use  all of the  investment  techniques  and strategies  described  below at all times in  seeking  their  goals.  The Funds may use  some of the  special  investment  techniques  and  strategies  at some times or not at all.

      |X|  Cyclical  Opportunities.  (All Funds  except OSM - Mercury  Advisors
S&P 500 Index  Fund).  The Fund's  Adviser or the  Subadvisers  might also seek to take  advantage of changes in the  business  cycle by investing in companies that are  sensitive  to those  changes if the  Adviser or  Subadviser  believes they have  growth  potential.  For  example,  when the  economy  is  expanding, companies in the consumer  durables and  technology  sectors  might benefit and
offer  long-term  growth  opportunities.   Other  cyclical  industries  include
insurance,  for  example.  Each Fund  focuses on seeking  growth  over the long
term,  but  could  seek  to  take  tactical   advantage  of  short-term  market
movements or events affecting particular issuers or industries.

      |X|  Investments  in Equity  Securities.  (All Funds except OSM - Mercury
Advisors  S&P 500 Index  Fund).  Each Fund  focuses its  investments  in equity
securities,   all  but  the  OSM  -  QM  Active   Balanced  Fund  focusing  its
investments  in  the  equity  securities  of  growth   companies.   The  equity
securities  each Fund may invest in include  common stocks,  preferred  stocks, rights and warrants,  and securities  convertible  into common stock. The OSM -
Mercury  Advisors Focus Growth Fund will invest  primarily in the common stocks
of  companies  with  large  stock  market  capitalizations   (greater  than  $5
billion).  The  OSM - QM  Active  Balanced  Fund,  the OSM -  Salomon  Brothers
Capital  Fund and the OSM - Gartmore  Millennium  Growth  Fund II may invest in
the   stocks  of   companies   of  every   size  -  small,   medium  and  large
capitalization.  The OSM -  Jennison  Growth  Fund  will  primarily  invest  in stocks of  companies  having a market  capitalization  that exceeds $1 billion.
The Funds generally  measure a company's market  capitalization  at the time of investment.  However,  a Fund is not required to sell  securities  of an issuer it holds if the issuer's capitalization exceeds the limits described above.

      Each  Fund can also  invest a portion  of its  assets  in  securities  of issuers  having a market  capitalization  different  from the limits  described above. At times,  in the Adviser's or  Subadviser's  view, the market may favor or  disfavor  securities  of  issuers  of a  particular  capitalization  range.
Therefore,  although  the  Fund  may  normally  invest  its  assets  in  equity securities  of a  certain  market  capitalization,  the  Fund  may  change  the
proportion   of   its   equity   investments   in   securities   of   different
capitalization  ranges,  based upon the Adviser's or  Subadviser's  judgment of where the best market opportunities are to seek the Fund's objective.

      Growth  companies  might be providing new products or services that could enable  them to capture a  dominant  or  important  market  position.  They may have a  special  area of  expertise  or the  capability  to take  advantage  of changes in  demographic  factors in a more  profitable  way than  larger,  more established companies.

      Growth  companies  tend to  retain  a large  part of their  earnings  for research,  development  or investment  in capital  assets.  Therefore,  they do not tend to  emphasize  paying  dividends,  and may not pay any  dividends  for some time.  They are  selected  for a Fund's  portfolio  because the Adviser or
Subadviser  for the  particular  Fund  believes  the  price of the  stock  will increase over the long term.

           |_|  Over-the-Counter  Securities.  (All Funds  except OSM - Mercury
Advisors   S&P  500  Index   Fund).   Growth   companies   may  offer   greater
opportunities   for  capital   appreciation  than  securities  of  large,  more
established   companies.   However,   securities   of  small-cap   and  mid-cap
companies  also involve  greater  risks than  securities  of larger  companies.
Securities of small and medium  capitalization  issuers may trade on securities exchanges or in the  over-the-counter  market.  The  over-the-counter  markets, both  in  the  U.S.  and  abroad,  may  have  less  liquidity  than  securities exchanges.  That  lack of  liquidity  can  affect  the  price a Fund is able to obtain  when it wants to sell a  security,  because  if there are fewer  buyers and less demand for a particular  security,  the Fund might not be able to sell it at an  acceptable  price  or  might  have to  reduce  the  price in order to dispose of the security.

      In the U.S.,  the principal  over-the-counter  market is the NASDAQ Stock
Market,  Inc.,  ("NASDAQ")  which is regulated by the National  Association  of
Securities  Dealers,  Inc. It consists of an  electronic  quotation  system for certain  securities,  and a security  must have at least two (2) market  makers to be included in NASDAQ.  Other  over-the-counter  markets  exist in the U.S., as well as those  abroad,  wherever  a dealer is  willing to make a market in a particular security.

           |_|  Convertible  Securities.   (All  Funds  except  OSM  -  Mercury
Advisors  S&P 500  Index  Fund).  Convertible  securities  are debt  securities that are  convertible  into an issuer's  common stock.  Convertible  securities
rank  senior  to  common  stock  in  a  corporation's   capital  structure  and
therefore  are subject to less risk than common  stock in case of the  issuer's bankruptcy or liquidation.  Synthetic convertible  securities may be either (i)
a debt security or preferred  stock that may be convertible  only under certain contingent  circumstances  or that may pay the  holder a cash  amount  based on the value of shares of  underlying  common  stock partly or wholly in lieu of a conversion  right  (a  "Cash-Settled  Convertible")  or (ii) a  combination  of separate  securities  chosen by the Adviser or Subadviser,  as the case may be, in order to create the  economic  characteristics  of a  convertible  security,
i.e., a fixed income  security  paired with a security  with equity  conversion features, such as an option or warrant (a "Manufactured Convertible").

           The  value  of  a   convertible   security  is  a  function  of  its
"investment  value"  and  its  "conversion  value."  If  the  investment  value exceeds  the  conversion  value,  the  security  will  behave  more like a debt security,  and the  security's  price will likely  increase when interest rates fall and decrease when interest  rates rise.  If the  conversion  value exceeds the investment  value,  the security will behave more like an equity  security:
it will  likely  sell at a premium  over its  conversion  value,  and its price will tend to fluctuate directly with the price of the underlying security.

           While  convertible  securities are a form of debt security,  in many cases their conversion  feature  (allowing  conversion into equity  securities)
causes  them to be  regarded  more as "equity  equivalents."  As a result,  the
rating   assigned  to  the   security  has  less  impact  on  an  Adviser's  or
Subadviser's  investment  decision with respect to convertible  securities than in the case of non-convertible  fixed income  securities.  To determine whether
convertible   securities  should  be  regarded  as  "equity  equivalents,"  the
Adviser or Subadvisers examine the following factors:
(1)   whether, at the option of the investor,  the convertible  security can be exchanged  for a fixed  number of  shares  of common  stock of the issuer,
(2)   whether  the  issuer  of the  convertible  securities  has  restated  its earnings  per  share  of  common  stock on a fully  diluted  basis
             (considering   the  effect  of  conversion   of  the   convertible
             securities), and
(3)   the extent to which the convertible  security may be a defensive  "equity
             substitute,"   providing  the  ability  to   participate   in  any
             appreciation in the price of the issuer's common stock.

           As indicated  above,  synthetic  convertible  securities may include either  Cash-Settled  Convertibles or Manufactured  Convertibles.  Cash-Settled
Convertibles  are  instruments  that are  created  by the  issuer  and have the economic  characteristics  of  traditional  convertible  securities but may not actually  permit  conversion  into  the  underlying  equity  securities  in all circumstances.  As an  example,  a private  company  may  issue a  Cash-Settled
Convertible  that  is  convertible  into  common  stock  only  if  the  company successfully  completes  a  public  offering  of  its  common  stock  prior  to
maturity   and   otherwise   pays  a  cash   amount  to   reflect   any  equity
appreciation.   Manufactured   Convertibles  are  created  by  the  Adviser  or
Subadviser,  as the case may be, by combining separate  securities that possess one of the two  principal  characteristics  of a  convertible  security,  i.e.,
fixed  income  ("fixed  income   component")  or  a  right  to  acquire  equity
securities  ("convertible  component").  The fixed income component is achieved
by   investing   in   non-convertible   fixed   income   securities,   such  as
non-convertible  bonds,  preferred  stocks and money  market  instruments.  The convertibility  component is achieved by investing in call  options,  warrants,
LEAPS,  or  other   securities  with  equity   conversion   features   ("equity
features")  granting  the holder the right to purchase a specified  quantity of the underlying  stocks within a specified  period of time at a specified  price or, in the case of a stock index  option,  the right to receive a cash  payment based on the value of the underlying stock index.

           A  Manufactured  Convertible  differs from  traditional  convertible securities  in several  respects.  Unlike a traditional  convertible  security, which is a single  security  having a  unitary  market  value,  a  Manufactured
Convertible  is comprised  of two or more  separate  securities,  each with its own market value.  Therefore,  the total "market  value" of such a Manufactured
Convertible  is the sum of the  values of its  fixed-income  component  and its convertibility component.

           More  flexibility  is  possible in the  creation  of a  Manufactured
Convertible  than  in  the  purchase  of a  traditional  convertible  security.
Because many corporations have not issued convertible  securities,  the Adviser or  Subadviser,  as the case may be, may combine a fixed income  instrument and an equity  feature  with respect to the stock of the issuer of the fixed income instrument to create a synthetic  convertible  security  otherwise  unavailable in the  market.  The  Adviser  or  Subadviser,  as the  case  may be,  may also combine a fixed  income  instrument  of an issuer with an equity  feature  with respect to the stock of a different  issuer when the Adviser or Subadviser,  as the  case  may  be,  believes  such a  Manufactured  Convertible  would  better promote the Fund's objective than  alternative  investments.  For example,  the
Adviser or  Subadviser,  as the case may be, may combine an equity feature with respect  to an  issuer's  stock with a fixed  income  security  of a  different issuer in the same industry to diversify the Fund's  credit  exposure,  or with a U.S. Treasury  instrument to create a Manufactured  Convertible with a higher
credit  profile  than  a  traditional   convertible  security  issued  by  that
issuer.  A  Manufactured  Convertible  also is a more  flexible  investment  in that its two components may be purchased  separately  and, upon  purchasing the separate  securities,  "combined"  to create a  Manufactured  Convertible.  For example,  the  Fund  may  purchase  a  warrant  for  eventual  inclusion  in  a
Manufactured  Convertible  while  postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.

           The value of a Manufactured  Convertible may respond  differently to certain  market  fluctuations  than would a  traditional  convertible  security with  similar  characteristics.  For  example,  in the event the Fund created a
Manufactured  Convertible by combining a short-term  U.S.  Treasury  instrument and a call  option  on a  stock,  the  Manufactured  Convertible  would  likely
outperform  a  traditional   convertible  of  similar  maturity  and  which  is
convertible   into  that  stock  during   periods  when  Treasury   instruments
outperform  corporate fixed income  securities and underperform  during periods when corporate fixed-income securities outperform Treasury instruments.

      |_|  Preferred  Stock (All Funds  except OSM - Mercury  Advisors  S&P 500
Index Fund).  Preferred stock,  unlike common stock, has a stated dividend rate payable from the  corporation's  earnings.  Preferred  stock  dividends  may be cumulative or  non-cumulative.  "Cumulative"  dividend  provisions  require all or a portion of prior  unpaid  dividends  to be paid  before  dividends  can be paid on the  issuer's  common  stock.  Preferred  stock may be  "participating"
stock,  which means that it may be entitled to a dividend  exceeding the stated
dividend in certain cases.

      If interest  rates rise,  the fixed  dividend on preferred  stocks may be less attractive,  causing the price of preferred  stocks to decline.  Preferred stock  may  have  mandatory  sinking  fund  provisions,  as well as  provisions allowing  calls  or  redemptions  prior to  maturity,  which  can  also  have a negative  impact  on  prices  when  interest  rates  decline.  Preferred  stock generally  has  a  preference  over  common  stock  on  the  distribution  of a corporation's  assets  in the  event of  liquidation  of the  corporation.  The rights of preferred  stock on  distribution  of a  corporation's  assets in the event of a  liquidation  are  generally  subordinate  to the rights  associated with a corporation's debt securities.

      |_|  Credit  Risk.  (All  Funds  except  OSM - Mercury  Advisors  S&P 500
Index  Fund).  Convertible  securities  and  debt  securities  are  subject  to credit  risk.  Credit  risk  relates  to the  ability  of the  issuer of a debt security  to make  interest  or  principal  payments  on the  security  as they become  due.  If the  issuer  fails to pay  interest,  a Fund's  income  may be reduced  and if the  issuer  fails to repay  principal,  the value of that bond and of the Fund's shares may be reduced.  The Adviser or  Subadvisers  may rely to some extent on credit ratings by nationally  recognized  ratings agencies in evaluating the credit risk of securities  selected for a Fund's  portfolio.  It may also use its own research  and  analysis.  Many factors  affect an issuer's ability  to  make  timely  payments,  and  the  credit  risks  of a  particular security may change over time.  The OSM - QM Active  Balanced  Fund and the OSM
- Salomon  Brothers  Capital  Fund may  invest in  higher-yielding  lower-grade debt  securities  (that is,  securities  below  investment  grade),  which have special  risks.  Those  are  securities  rated  below the four  highest  rating categories  of S&P or Moody's or  equivalent  ratings of other rating  agencies or  ratings  assigned  to a security  by the  Adviser  or  Subadvisers.  The QM
Active  Balanced  Fund can invest up to 20% of its total assets in  lower-grade debt  securities and the OSM - Salomon  Brothers  Capital Fund can invest up to
20% of its assets in  non-convertible  debt securities  rated below  investment grade or, if unrated, of equivalent quality as determined by the Subadviser.

      |_|  Special  Risks  of  Lower-Grade   Securities.   "Lower-grade"   debt
securities  are those rated below  "investment  grade"  which means they have a rating  lower  than  "Baa" by  Moody's  or lower  than  "BBB" by S&P or similar
ratings  by  other  rating   organizations.   If  they  are  unrated,  and  are
determined by the Adviser or  Subadviser  to be of  comparable  quality to debt securities  rated below investment  grade,  they are included in the limitation on the  percentage  of the Fund's  assets that can be  invested in  lower-grade securities.

    Among the special  credit risks of  lower-grade  securities  is the greater risk that the  issuer may  default  on its  obligation  to pay  interest  or to
repay  principal  than  in  the  case  of  investment  grade  securities.   The
issuer's low  creditworthiness  may increase the potential for  insolvency.  An overall  decline in values in the high yield  bond  market is also more  likely during a period of  general  economic  downturn.  An  economic  downturn  or an increase in interest  rates  could  severely  disrupt the market for high yield bonds,  adversely  affecting  the  values of  outstanding  bonds as well as the ability  of  issuers  to pay  interest  or  repay  principal.  In the  case  of foreign  high yield  bonds,  these risks are in addition to the special risk of foreign  investing  discussed  in the  Prospectus  and  in  this  Statement  of
Additional  Information.  To the  extent  they  can be  converted  into  stock, convertible  securities  may be  less  subject  to  some of  these  risks  than non-convertible  high  yield  bonds,  since  stock may be more  liquid and less affected by some of these risk factors.

    While  securities  rated  "Baa" by Moody's  or "BBB" by S&P are  investment grade and are not regarded as junk bonds,  those  securities  may be subject to special risks, and have some speculative characteristics.

      |_| Interest Rate Risks.  In addition to credit risks,  convertible  debt securities  in  particular  and debt  securities  in  general  are  subject  to changes in value when  prevailing  interest  rates change.  When interest rates fall, the values of outstanding  debt securities  generally rise, and the bonds may sell for more than  their  face  amount.  When  interest  rates  rise,  the values of outstanding  debt  securities  generally  decline,  and the bonds may sell at a  discount  from their  face  amount.  The  magnitude  of these  price changes is  generally  greater  for bonds with  longer  maturities.  Therefore, when the  average  maturity of a Fund's debt  securities  is longer,  its share price may fluctuate more when interest rates change.

      |_| Rights and  Warrants.  (All Funds  except OSM - Mercury  Advisors S&P
500  Index  Fund).  Each  Fund can  invest  in  warrants  or  rights.  Warrants basically are options to purchase  equity  securities at specific  prices valid for a specific period of time.  Their prices do not  necessarily  move parallel to the prices of the  underlying  securities.  Rights are similar to  warrants, but normally have a short duration and are  distributed  directly by the issuer to its  shareholders.  Rights and warrants  have no voting  rights,  receive no dividends and have no rights with respect to the assets of the issuer.

|_|  Investments  in  Debt   Securities.   (All  Funds  except  OSM  -  Mercury
Advisors  S&P 500 Index  Fund).  The Funds may invest in a variety of  domestic and foreign debt securities,  including  corporate bonds,  debentures and other
debt  securities,   and  foreign  and  U.S.  government   securities  including
mortgage-related  securities.  The OSM - QM Active  Balanced  Fund will  invest in  debt  securities  to seek  investment  income  as  part  of its  investment objectives.  Each Fund  might  invest in them  also to seek  capital  growth or for  liquidity or  defensive  purposes.  Although the OSM - QM Active  Balanced
Fund will  invest at least 25% of its total  assets in  investment  grade  debt securities,  the Fund currently  emphasizes  investments in equity  securities.
Foreign  debt  securities  are  subject  to  the  risks  of  foreign  investing described  below.  In general,  domestic and foreign debt  securities  are also subject to credit risk and interest rate risk.

      |_|  Mortgage-Related  Securities  (OSM - QM Active  Balanced Fund, OSM -
Salomon   Brothers   Capital  Fund  and  OSM  -  Jennison  Growth  Fund  only).
Mortgage-related    securities   are   a   form   of   derivative    investment
collateralized  by pools  of  commercial  or  residential  mortgages.  Pools of
mortgage   loans  are  assembled  as  securities   for  sale  to  investors  by
government  agencies  or  entities  or by  private  issuers.  These  securities include  collateralized  mortgage obligations  ("CMOs"),  mortgage pass-through securities,  stripped  mortgage  pass-through  securities,  interests  in  real estate mortgage  investment  conduits  ("REMICs") and other real estate-related securities.

      Mortgage-related  securities that are issued or guaranteed by agencies or instrumentalities  of the U.S.  government have  relatively  little credit risk
(depending  on the  nature of the  issuer)  but are  subject to  interest  rate risks and prepayment risks, as described in the Prospectus.

      As with other debt securities, the prices of mortgage-related  securities tend to move  inversely  to  changes  in  interest  rates.  The OSM - QM Active
Balanced  Fund,  OSM - Salomon  Brothers  Capital  Fund and the OSM -  Jennison
Growth Fund can buy  mortgage-related  securities that have interest rates that move inversely to changes in general  interest rates,  based on a multiple of a
specific  index.  Although  the  value  of  a  mortgage-related   security  may
decline when interest rates rise, the converse is not always the case.

      In periods of declining  interest rates,  mortgages are more likely to be prepaid.  Therefore,  a mortgage-related  security's  maturity can be shortened by unscheduled  prepayments on the underlying mortgages.  Therefore,  it is not possible to predict  accurately  the  security's  yield.  The principal that is returned  earlier than expected may have to be reinvested in other  investments having a lower yield than the prepaid  security.  Therefore,  these  securities may  be  less  effective  as a  means  of  "locking  in"  attractive  long-term interest  rates,  and they may have  less  potential  for  appreciation  during periods of declining  interest rates, than  conventional  bonds with comparable stated maturities.

      Prepayment  risks can lead to substantial  fluctuations in the value of a mortgage-related  security.  In turn,  this can  affect the value of the Funds'
shares.  If a  mortgage-related  security has been purchased at a premium,  all or part of the  premium  the Funds  paid may be lost if there is a  decline  in the market value of the  security,  whether that  results  from  interest  rate changes or  prepayments on the  underlying  mortgages.  In the case of stripped mortgage-related  securities,  if they  experience  greater rates of prepayment than were  anticipated,  the Fund may fail to recoup its initial  investment on the security.

      If interest  rates rise rapidly,  prepayments  may occur at a slower rate
than   expected  and  the  expected   maturity  of  long-term  or   medium-term
securities  could  lengthen  as a result.  That would cause their value and the prices of the Fund's  shares to  fluctuate  more  widely in response to changes in interest rates.

      As with other debt securities, the values of mortgage-related  securities may be affected by changes in the market's  perception of the  creditworthiness of the entity issuing the  securities or  guaranteeing  them.  Their values may also be affected by changes in government regulations and tax policies.

           |_|  Collateralized  Mortgage  Obligations.   CMOs  are  multi-class
bonds  that are  backed by pools of  mortgage  loans or  mortgage  pass-through certificates.  They may be collateralized by:
(1)   pass-through  certificates  issued or  guaranteed  by Ginnie Mae,  Fannie
        Mae, or Freddie Mac,
(2)   unsecuritized   mortgage   loans   insured   by   the   Federal   Housing
        Administration or guaranteed by the Department of Veterans' Affairs,
(3)   unsecuritized conventional mortgages,
(4)   other mortgage-related securities, or
(5)   any combination of these.

      Each class of CMO,  referred to as a  "tranche,"  is issued at a specific coupon rate and has a stated  maturity or final  distribution  date.  Principal prepayments  on the  underlying  mortgages may cause the CMO to be retired much earlier than the stated  maturity or final  distribution  date.  The  principal and interest on the  underlying  mortgages  may be allocated  among the several classes  of a series  of a CMO in  different  ways.  One or more  tranches  may have  coupon  rates that reset  periodically  at a specified  increase  over an index.  These are floating rate CMOs,  and  typically  have a cap on the coupon rate.  Inverse  floating  rate  CMOs  have a  coupon  rate  that  moves  in the reverse  direction to an applicable  index.  The coupon rate on these CMOs will increase  as general  interest  rates  decrease.  These are  usually  much more volatile than fixed rate CMOs or floating rate CMOs.

      |X| U.S.  Government  Securities (All Funds except OSM - Mercury Advisors
S&P 500 Index Fund).  These are  securities  issued or  guaranteed  by the U.S.
Treasury or other U.S.  government  agencies or  federally-chartered  corporate
entities   referred  to  as   "instrumentalities."   The  obligations  of  U.S.
government agencies or  instrumentalities  in which the Funds may invest may or may not be  guaranteed  or  supported  by the "full  faith and  credit"  of the
United  States.  "Full faith and credit" means  generally that the taxing power of the U.S.  government  is pledged to the payment of interest and repayment of principal  on a  security.  If a  security  is not backed by the full faith and credit of the United  States,  the owner of the security must look  principally to the agency issuing the  obligation  for  repayment.  The owner might be able to  assert  a  claim  against  the  United  States  if the  issuing  agency  or instrumentality  does  not  meet its  commitment.  The  Funds  will  invest  in securities  of  U.S.  government  agencies  and  instrumentalities  only if the
Adviser or  Subadviser  is satisfied  that the credit risk with respect to such instrumentality is acceptable.

           |_| U.S. Treasury  Obligations.  These include Treasury bills (which have  maturities of one year or less when issued),  Treasury  notes (which have maturities  of from one to ten (10)  years when  issued),  and  Treasury  bonds
(maturities of more than ten (10) years when issued).  Treasury  securities are backed  by the  full  faith  and  credit  of the  United  States  as to  timely payments of interest and  repayments of  principal.  They also can include U.S.
Treasury  securities  that have been  "stripped" by a Federal Reserve Bank, and zero-coupon U.S. Treasury securities.

           |_| Obligations Issued or Guaranteed by U.S.  Government Agencies or
Instrumentalities.   These  include  direct  obligations  and  mortgage-related securities  that have different  levels of credit support from the  government.
Some are  supported by the full faith and credit of the U.S.  government,  such
as   Government   National   Mortgage   Association    pass-through    mortgage
certificates  (called  "Ginnie  Maes").  Some are supported by the right of the issuer to borrow from the U.S.  Treasury under certain  circumstances,  such as
Federal  National  Mortgage  Association  bonds  ("Fannie  Maes").  Others  are supported  only by the credit of the entity that issued  them,  such as Federal
Home Loan Mortgage Corporation obligations ("Freddie Macs").

           |_| U.S.  Government  Mortgage-Related  Securities (All Funds except
OSM -  Mercury  Advisors  S&P 500  Index  Fund).  The  Funds  can  invest  in a variety  of  mortgage-related  securities  that are  issued by U.S.  government
agencies   or   instrumentalities,   some  of  which   are   described   below.
Mortgage-backed   securities  are  "pass-through"   securities,   meaning  that
principal  and  interest  payments  made  by the  borrower  on  the  underlying mortgages  are  passed  through  to the  Fund.  The  value  of  mortgage-backed
securities,  like  that  of  traditional  fixed-income  securities,   typically
increases  when  interest  rates fall and decreases  when interest  rates rise.
However,   mortgage-backed  securities  differ  from  traditional  fixed-income securities  because of their  potential for  prepayment  without  penalty.  The price  paid by a Fund for its  mortgage-backed  securities,  the yield the Fund
expects  to  receive  from  such   securities  and  the  average  life  of  the
securities  are based on a number of factors,  including the  anticipated  rate of prepayment of the underlying  mortgages.  In a period of declining  interest rates,  borrowers  may  prepay  the  underlying  mortgages  more  quickly  than anticipated,  thereby  reducing  the yield to maturity  and the average life of the mortgage-backed  securities.  Moreover,  when a Fund reinvests the proceeds of a  prepayment  in these  circumstances,  it will  likely  receive  a rate of interest  that is lower  than the rate on the  security  that was  prepaid.  To the  extent  that a Fund  purchases  mortgage-backed  securities  at a premium, mortgage  foreclosures  and principal  prepayments  may result in a loss to the extent of the  premium  paid.  If a Fund buys such  securities  at a  discount,
both  scheduled   payments  of  principal  and  unscheduled   prepayments  will
increase  current and total  returns and will  accelerate  the  recognition  of income which,  when  distributed to  shareholders,  will be taxable as ordinary income.  In a period of rising  interest  rates,  prepayments of the underlying mortgages  may occur at a slower  than  expected  rate,  resulting  in maturity extensions.  This particular  risk may  effectively  change a security that was
considered  short  or   intermediate-term  at  the  time  of  purchase  into  a
long-term  security.   Since  long-term  securities  generally  fluctuate  more
widely in response to changes in interest rates than  shorter-term  securities, maturity extension risk could increase the inherent volatility of a Fund.

           |_| Zero-Coupon U.S.  Government  Securities (All Funds except OSM -
Mercury  Advisors  S&P 500 Index  Fund).  The Funds  may buy  zero-coupon  U.S.
government  securities.  These will typically be U.S.  Treasury Notes and Bonds that have been  stripped  of their  unmatured  interest  coupons,  the  coupons themselves,  or  certificates  representing  interests in those  stripped  debt obligations and coupons.

      Zero-coupon  securities  do not make periodic  interest  payments and are sold  at a  deep  discount  from  their  face  value  at  maturity.  The  buyer recognizes  a rate of return  determined  by the  gradual  appreciation  of the security,  which is redeemed at face value on a specified  maturity date.  This discount  depends on the time remaining until  maturity,  as well as prevailing interest  rates,  the  liquidity of the security and the credit  quality of the issuer.  The discount typically decreases as the maturity date approaches.
      Because   zero-coupon   securities   pay   no   interest   and   compound
semi-annually  at the rate fixed at the time of their issuance,  their value is generally  more  volatile  than the  value of other  debt  securities  that pay
interest.   Their  value  may  fall  more   dramatically   than  the  value  of
interest-bearing   securities   when  interest  rates  rise.   When  prevailing
interest  rates  fall,  zero-coupon  securities  tend to rise more  rapidly  in value because they have a fixed rate of return.

      A Fund's  investment  in  zero-coupon  securities  may  cause the Fund to recognize  income and make  distributions  to  shareholders  before it receives any cash payments on the  zero-coupon  investment.  To generate cash to satisfy those distribution  requirements,  a Fund may have to sell portfolio securities that it  otherwise  might  have  continued  to hold or to use cash  flows  from other sources such as the sale of the Fund's shares.

      |X| Money Market  Instruments  (All Funds  except OSM - Mercury  Advisors
S&P 500 Index  Fund).  The  following  is a brief  description  of the types of money market  securities  the Funds (other than the OSM - Mercury  Advisors S&P
500  Index  Fund)  can  invest  in.   Those   money   market   securities   are
high-quality,   short-term  debt  instruments  that  are  issued  by  the  U.S.
government,  corporations,  banks or  other  entities.  They  may  have  fixed, variable or floating interest rates.

        |_| U.S.  Government  Securities.  These include  obligations issued or
guaranteed   by   the   U.S.   government   or   any   of   its   agencies   or
instrumentalities.

           |_| Bank  Obligations.  These  include time  deposits,  certificates of deposit  and  bankers'  acceptances.  Time  deposits,  other than  overnight deposits,  may be subject to withdrawal  penalties  and, if so, they are deemed
"illiquid" investments.

      The Funds can purchase  bank  obligations  that are fully  insured by the
Federal  Deposit  Insurance   Corporation   ("FDIC").   The  FDIC  insures  the
deposits  of  member   banks  up  to  $100,000   per   account.   Insured  bank
obligations  may have a limited  market  and a  particular  investment  of this type may be deemed  "illiquid"  unless the Adviser or  Subadviser,  as the case may be, determines that a  readily-available  market exists for that particular obligation,  or unless  the  obligation  is payable at  principal  amount  plus accrued interest on demand or within seven (7) days after demand.

           |_| Commercial  Paper.  Each Fund can invest in commercial  paper if it is rated within the top two (2) rating  categories  of S&P and  Moody's.  If the paper is not rated,  it may be  purchased  if issued by a company  having a credit rating of at least "AA" by S&P or "Aa" by Moody's.

      The Funds can buy commercial  paper,  including  U.S.  dollar-denominated securities of foreign  branches of U.S. banks,  issued by other entities if the commercial  paper  is  guaranteed  as to  principal  and  interest  by a  bank, government or corporation  whose  certificates  of deposit or commercial  paper may otherwise be purchased by the Funds.

           |_| Variable  Amount Master  Demand  Notes.  Master demand notes are corporate  obligations  that permit the  investment of  fluctuating  amounts by each of the  Funds at  varying  rates of  interest  under  direct  arrangements between  each of the Funds,  as lender,  and the  borrower.  They permit  daily changes  in the  amounts  borrowed.  Each  Fund has the right to  increase  the amount  under the note at any time up to the full  amount  provided by the note agreement,  or to decrease  the amount.  The borrower may prepay up to the full amount of the note  without  penalty.  These  notes may or may not be backed by bank letters of credit.

      Because these notes are direct  lending  arrangements  between the lender and  borrower,  it is not  expected  that  there  will be a trading  market for them.  There  is no  secondary  market  for  these  notes,  although  they  are redeemable  (and thus are  immediately  repayable by the borrower) at principal amount, plus accrued interest,  at any time.  Accordingly,  the Funds' right to redeem  such  notes  is  dependent  upon the  ability  of the  borrower  to pay principal and interest on demand.

      Each of the Funds  has no  limitations  on the type of  issuer  from whom these notes will be  purchased.  However,  in  connection  with such  purchases and on an ongoing  basis,  the Adviser or Subadviser  will consider the earning power,  cash flow and other liquidity ratios of the issuer,  and its ability to pay  principal  and  interest on demand,  including  a  situation  in which all holders  of such  notes  made  demand  simultaneously.  Investments  in  master demand  notes are  subject  to the  limitation  on  investments  by each of the
Funds in illiquid securities, described in the Prospectus.

      |X|  Portfolio  Turnover.  "Portfolio  turnover"  describes  the  rate at which a Fund traded its  portfolio  securities  during its last fiscal  period.
For  example,  if a Fund  sold  all of its  securities  during  the  year,  its portfolio  turnover rate would have been 100%. Each Fund's  portfolio  turnover rate will  fluctuate  from year to year.  Each of the  Funds,  except the OSM -
Mercury  Advisors  S&P 500 Index Fund,  may have a portfolio  turnover  rate of more than 100% annually.

      Increased  portfolio  turnover  creates higher  brokerage and transaction costs for a Fund,  which can  reduce  its  overall  performance.  Additionally, the realization of capital gains from selling  portfolio  securities may result in distributions  of taxable  long-term  capital gains to  shareholders,  since each Fund will  normally  distribute  all of its capital  gains  realized  each year, to avoid excise taxes under the Internal Revenue Code.

Other  Investment  Techniques and  Strategies.  In seeking its objective,  each
Fund  from  time  to time  can  use the  types  of  investment  strategies  and investments  described  below.  They  are  not  required  to use  all of  these strategies at all times, and at times may not use them.

      |X|  Foreign  Securities  (All  Funds).  Each Fund can  invest in foreign
securities.   "Foreign  securities"  include  equity  and  debt  securities  of companies  organized  under the laws of countries  other than the United States and  debt  securities  of  foreign  governments  that  are  traded  on  foreign securities  exchanges  or in foreign  over-the-counter  markets.  Each Fund can purchase equity and debt securities  (which may be denominated in U.S.  dollars or non-U.S.  currencies) issued by foreign corporations,  or that are issued or guaranteed by certain  supranational  entities  (described  below),  or foreign governments or their agencies or  instrumentalities.  These include  securities issued by U.S.  corporations  denominated  in  non-U.S.  currencies.  In normal market  conditions  the Funds do not  expect  to hold  significant  amounts  of foreign debt securities.

      Securities  of  foreign   issuers  that  are   represented   by  American
Depository  Receipts ("ADRs") or that are listed on a U.S.  securities exchange or traded in the U.S.  over-the-counter  markets  are not  considered  "foreign securities"  for the purpose of each  Fund's  investment  allocations.  That is because they are not subject to some of the special  considerations  and risks, discussed below, that apply to foreign securities traded and held abroad.
      Investing in foreign  securities offers potential  benefits not available from  investing  solely in  securities  of domestic  issuers.  They include the
opportunity  to  invest  in  foreign   issuers  that  appear  to  offer  growth
potential,  or in foreign  countries with economic  policies or business cycles different  from  those of the U.S.,  or to  reduce  fluctuations  in  portfolio value by  taking  advantage  of  foreign  stock  markets  that do not move in a manner  parallel to U.S.  markets.  Each Fund will hold foreign  currency  only in connection with the purchase or sale of foreign securities.

      The OSM -  Mercury  Advisors  Focus  Growth  Fund and the OSM -  Jennison
Growth  Fund may invest in the  securities  of  foreign  issuers in the form of
ADRs,  European  Depository  Receipts ("EDRs") or other securities  convertible into  securities of foreign  issuers.  These  securities may not necessarily be denominated  in the same  currency  as the  securities  into  which they may be converted.  ADRs are  receipts  typically  issued by an American  bank or trust company which evidence  ownership of underlying  securities issued by a foreign corporation.  EDRs are  receipts  issued in  Europe  which  evidence  a similar ownership  arrangement.  Generally,  ADRs, which are issued in registered form, are designed for use in the United States securities  markets,  and EDRs, which are  issued  in  bearer  form,  are  designed  for use in  European  securities
markets.   The  OSM  -  Mercury  Advisors  Focus  Growth  Fund  may  invest  in unsponsored  ADRs.  The  issuers  of  unsponsored  ADRs  are not  obligated  to disclose material  information in the United States and,  therefore,  there may not be a  correlation  between  such  information  and the market value of such
ADRs.

      ADR  facilities  may  be  either  "sponsored"  or  "un-sponsored."  While sponsored and  un-sponsored  ADR  facilities  are similar,  distinctions  exist between the rights and duties of ADR holders  and market  practices.  Sponsored facilities  have  the  backing  or  participation  of  the  underlying  foreign issuers.  Un-sponsored  facilities do not have the  participation by or consent of  the  issuer  of  the  deposited  shares.  Un-sponsored  facilities  usually request a letter of  non-objection  from the  issuer.  Holders of  un-sponsored
ADRs  generally  bear  all  the  costs  of  such  facility.  The  costs  of the facility can include  deposit and  withdrawal  fees,  currency  conversion  and other service fees.  The  depository of an  un-sponsored  facility may not have a duty to  distribute  shareholder  communications  from the  issuer or to pass
through  voting  rights.   Issuers  of   un-sponsored   ADRs  do  not  have  an
obligation to disclose  material  information  about the foreign issuers in the
U.S. As a result,  the value of the  un-sponsored  ADR may not  correlate  with
the  value  of  the  underlying   security   trading  abroad  or  any  material
information  about the security or the issuer  disseminated  abroad.  Sponsored facilities  enter into an  agreement  with the issuer  that sets out rights and duties  of the  issuer,  the  depository  and the  ADR  holder.  The  sponsored agreement  also allocates  fees among the parties.  Most  sponsored  agreements provide  that  the  depository  will  distribute  shareholder  notices,  voting instructions and other communications.

           |_| Risks of Foreign  Investing.  Investments in foreign  securities may  offer  special  opportunities  for  investing  but  also  present  special additional risks and considerations  not typically  associated with investments in domestic securities.  Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation  in value of foreign  investments  due to changes in currency
        rates  or  currency   control   regulations   (for  example,   currency
        blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial  reporting standards in  foreign  countries  comparable  to  those  applicable  to  domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity  on foreign  markets than in the
        U.S.;
o     less  governmental  regulation of foreign  issuers,  stock  exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement  of portfolio  transactions  or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation,  confiscatory taxation, political,  financial  or  social  instability  or  adverse  diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In  the  past,  U.S.   Government   policies  have  discouraged   certain
investments abroad by U.S.  investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

|_|   Special  Risks of  Emerging  Markets.  Emerging  and  developing  markets abroad may
also offer special  opportunities  for growth  investing but have greater risks than  more  developed  foreign  markets,  such  as  those  in  Europe,  Canada,
Australia,  New Zealand and Japan.  There may be even less  liquidity  in their securities  markets,  and  settlements of purchases and sales of securities may be  subject  to  additional  delays.  They  are  subject  to  greater  risks of limitations  on the  repatriation  of income and  profits  because of  currency restrictions  imposed  by  local  governments.  Those  countries  may  also  be subject to the risk of greater  political and economic  instability,  which can greatly affect the volatility of prices of securities in those countries.

         |_|  Risks  of  Conversion  to  Euro.  On  January  1,  1999,   eleven
countries in the European  Union adopted the Euro as their  official  currency.
However,  their current  currencies (for example,  the franc, the mark, and the lire) will also  continue  in use until  January 1, 2002.  After that date,  it is  expected  that  only the euro  will be used in  those  countries.  A common
currency  is  expected  to  confer   some   benefits  in  those   markets,   by
consolidating  the  government  debt market for those  countries  and  reducing some  currency  risks and costs.  But the  conversion  to the new currency will affect a Fund  operationally  and also has potential  risks,  some of which are listed below.  Among other things, the conversion will affect:

      o  issuers  in  which  the  Fund  invests,  because  of  changes  in  the competitive  environment from a consolidated  currency market and greater operational  costs  from  converting  to the  new  currency.  This  might depress securities values.
      o vendors  the Fund  depends  on to carry out its  business,  such as its
      Custodian  (which  holds  the  foreign  securities  the Fund  buys),  the
      Adviser or Subadviser  (which must price the Fund's  investments  to deal with the  conversion  to the  euro)  and  brokers,  foreign  markets  and securities depositories.  If they are not prepared, there could be delays in settlements and additional costs to the Fund.
      o exchange  contracts and  derivatives  that are  outstanding  during the transition to the euro.

      The lack of currency rate  calculations  between the affected  currencies and the need to update the  Fund's  contracts  could  pose  extra  costs to the
Fund.

      |X| Investing in Small,  Unseasoned  Companies (All Funds). Each Fund can
invest  in  securities  of small,  unseasoned  companies.  These are  companies that have been in  operation  for less than  three  (3)  years,  including  the operations of any  predecessors.  Securities of these  companies may be subject to volatility in their prices.  They may have a limited trading  market,  which may adversely  affect the Fund's  ability to dispose of them and can reduce the price a Fund  might be able to obtain  for  them.  Other  investors  that own a security  issued  by a small,  unseasoned  issuer  for which  there is  limited liquidity  might trade the  security  when a Fund is  attempting  to dispose of its  holdings  of that  security.  In that case the Fund might  receive a lower price  for its  holdings  than  might  otherwise  be  obtained.  These are more speculative securities and can increase the Funds' overall portfolio risks.

      |X| Real Estate  Investment  Trusts (All Funds).  Each Fund may invest in equity  Real Estate  Investment  Trusts  ("REITs").  REITs are  entities  which either own  properties or make  construction  or mortgage  loans.  Equity REITs may also  include  operating  or  financing  companies.  Equity  REITs own real estate  directly and the value of, and income  earned by, the Fund depends upon the  income of the  underlying  properties  and the  rental  income  they earn.
Equity REITs can also realize  capital  gains by selling  properties  that have appreciated  in value.  The value of  securities  issued by REITs are  affected by tax and regulatory  requirements  and by  perceptions  of management  skill.
They are also subject to heavy cash flow  dependency,  defaults by borrowers or tenants,  self-liquidation,  the possibility of failing to qualify for tax-free status  under the  Internal  Revenue  Code,  and failing to maintain  exemption from the 1940  Act.  Because  REITs  normally  pay on  advisory  fee and  other expenses,  a shareholder in these Funds may be subject to duplicative  fees and expenses.

      |X| Firm  Commitments and When-Issued  Securities (All Funds).  Each Fund
may purchase  securities  on a firm  commitment  basis,  including  when-issued securities.  Securities  purchased  on a firm  commitment  basis are  purchased for  delivery  beyond the normal  settlement  date at a stated price and yield.
No income  accrues to the  purchaser of a security on a firm  commitment  basis prior to  delivery.  Such  securities  are recorded as an asset and are subject to  changes in value  based  upon  changes  in the  general  level of  interest rates.  Purchasing  a security  on a firm  commitment  basis can involve a risk that the  market  price at the time of  delivery  may be lower  than the agreed upon purchase  price,  in which case there could be an  individual  loss at the time of delivery.  The Fund will only make  commitments to purchase  securities on a firm  commitment  basis  with the  intention  of  actually  acquiring  the securities,  but may sell  them  before  the  settlement  date if it is  deemed advisable.  The Fund  will  establish  a  segregated  account  in which it will maintain  liquid  assets  in an amount  at least  equal in value to the  Fund's commitments to purchase  securities on a firm  commitment  basis.  If the value of these assets decline,  the Fund will place  additional  liquid assets in the account  on a daily  basis so that the value of the  assets in the  account  is equal to the amount of such commitments.

      |X|  Repurchase  Agreements  and Purchase and Sale Contracts (All Funds).
Each Fund may invest in securities  pursuant to repurchase  agreements and each
Fund  other  than the OSM - Mercury  Advisors  S&P 500 Index Fund may invest in purchase and sale  contracts.  Under a  repurchase  agreement or a purchase and sale  contract,  the seller  agrees,  upon  entering into the contract with the
Fund, to repurchase  the security at a mutually  agreed-upon  time and price in a specified  currency,  thereby  determining  the yield  during the term of the agreement.  This  results  in a fixed  rate of  return  insulated  from  market fluctuations  during  such  period  although  it may be  affected  by  currency fluctuations.  In the case of  repurchase  agreements,  the  price at which the trades  are  conducted  do not  reflect  accrued  interest  on  the  underlying obligation;  whereas,  in the case of purchase and sale  contracts,  the prices take into  account  accrued  interest.  Such  agreements  usually  cover  short periods,  such as under one week.  Repurchase  agreements  may be  construed to be  collateralized  loans  by  the  purchaser  to  the  seller  secured  by the
securities  transferred  to  the  purchaser.   In  the  case  of  a  repurchase
agreement,  as a  purchaser,  the Fund  will  require  the  seller  to  provide additional  collateral  if the market value of the  securities  falls below the repurchase price at any time during the term of the repurchase  agreement;  the
Fund  does not have the  right  to seek  additional  collateral  in the case of purchase  and sale  contracts.  In the event of default  by the seller  under a repurchase  agreement  construed to be a  collateralized  loan,  the underlying securities  are not owned by the Fund but only  constitute  collateral  for the seller's  obligation  to pay the  repurchase  price.  Therefore,  the  Fund may suffer time delays and incur costs or possible  losses in  connection  with the disposition  of  the  collateral.  Approved  vendors  include  U.S.  commercial banks,  U.S.  branches  of  foreign  banks,  or  broker-dealers  that have been designated  as  primary  dealers  in  government  securities.  They  must  meet credit  requirements  set by the Trust's  Board of Trustees  from time to time.
A purchase and sale  contract  differs from a repurchase  agreement in that the contract  arrangements  stipulate  that the  securities  are owned by the Fund.
In the  event  of a  default  under  such a  repurchase  agreement  or  under a purchase and sale  contract,  instead of the  contractual  fixed rate, the rate of return to the Fund shall be dependent upon  intervening  fluctuations of the market value of such  securities  and the accrued  interest on the  securities.
In such  event,  the Fund would have  rights  against  the seller for breach of
contract  with  respect  to  any  losses   arising  from  market   fluctuations
following  the  failure  of the  seller  to  perform.  While the  substance  of purchase and sale  contracts is similar to  repurchase  agreements,  because of the  different  treatment  with  respect to  accrued  interest  and  additional collateral,  Fund management  believes that purchase and sale contracts are not repurchase  agreements  as such term is understood in the banking and brokerage community.  The  Fund  may  not  invest  more  than  15% of its net  assets  in repurchase  agreements  or purchase  and sale  contracts  maturing in more than seven (7) days together with all other illiquid investments.

      |X|  Illiquid  and  Restricted  Securities  (All  Funds).  Each  Fund may
purchase   illiquid  or   restricted   securities.   Under  the   policies  and
procedures  established  by the Funds'  Board of  Trustees  (or, in the case of
OSM - Mercury  Advisors  S&P 500 Index  Fund and OSM - Mercury  Advisors  Focus
Growth  Fund,  the  Board of  Trustees  of the  applicable  Master  Fund),  the
Adviser  or  Subadviser  determines  the  liquidity  of  certain  of  a  Fund's investments.  To enable a Fund to sell its  holdings of a  restricted  security not registered  under the  Securities Act of 1933, as amended (the  "Securities
Act")  that  Fund may have to cause  those  securities  to be  registered.  The expenses of  registering  restricted  securities  may be  negotiated  by a Fund with the  issuer  at the  time a Fund  buys the  securities.  When a Fund  must
arrange   registration   because  a  Fund  wishes  to  sell  the  security,   a
considerable  period may elapse  between the time the  decision is made to sell the  security  and the time the  security  is  registered  so that a Fund could sell it.  A Fund  would  bear  the  risks  of any  downward  price  fluctuation during that period.

      Each  Fund  can  also  acquire  restricted   securities  through  private
placements.  Those  securities  have  contractual  restrictions on their public resale.  Those  restrictions  might limit the Funds'  ability to dispose of the securities and might lower the amount a Fund could realize upon the sale.

      Each  Fund  has  limitations   that  apply  to  purchases  of  restricted
securities,  as stated in the Prospectus.  Those  percentage  restrictions  are not fundamental  policies and do not limit  purchases of restricted  securities that are  eligible for sale to qualified  institutional  purchasers  under Rule
144A of the  Securities  Act, if those  securities  have been  determined to be liquid by the Adviser or Subadviser  under  Board-approved  guidelines  (or, in the  case of OSM -  Mercury  Advisors  S&P 500  Index  Fund  and OSM -  Mercury
Advisors  Focus  Growth Fund,  guidelines  approved by the Board of Trustees of the applicable  Master Fund).  Those  guidelines  take into account the trading
activity  for  such  securities  and  the   availability  of  reliable  pricing
information,  among other  factors.  If there is a lack of trading  interest in a particular  Rule 144A  security,  each of a Fund's  holdings of that security may be  considered  to be  illiquid.  Illiquid  securities  include  repurchase agreements maturing in more than seven (7) days.

      |X| 144A  Securities  (All  Funds).  Each  Fund may  purchase  restricted securities  that can be offered and sold to  "qualified  institutional  buyers"
under Rule 144A under the  Securities  Act.  The Board of Trustees  (or, in the
case of OSM - Mercury  Advisors  S&P 500 Index Fund and OSM - Mercury  Advisors
Focus Growth  Fund,  the Board of Trustees of the  applicable  Master Fund) has determined  to treat as liquid  Rule 144A  securities  in  accordance  with the policies  and  procedures  adopted by the  relevant  Fund's  Board of Trustees.
The Board of Trustees has adopted  guidelines  and  delegated to the Adviser or
Subadviser,  as the  case  may  be,  the  daily  function  of  determining  and
monitoring   liquidity  of  restricted   securities.   The  relevant  Board  of
Trustees,   however,   will  retain  sufficient  oversight  and  be  ultimately
responsible  for the  determinations.  Since it is not possible to predict with assurance  exactly how this market for restricted  securities  sold and offered under Rule 144A will continue to develop,  the relevant  Board of Trustees will carefully  monitor  investments in these securities.  This investment  practice could have the effect of increasing  the level of  illiquidity in a Fund to the extent that qualified  institutional  buyers become for a time  uninterested in purchasing these securities.

      |X|  Loans  of  Portfolio  Securities  (All  Funds).  To  raise  cash for liquidity  purposes,  each Fund can lend its  portfolio  securities to brokers, dealers  and other  types of  financial  institutions  approved  by the  Funds'
Board of  Trustees.  These  loans are limited to not more than 25% of the value of a  Fund's  total  assets  (33 1/3% for the OSM -  Mercury  Advisors  S&P 500
Index  Fund and the OSM -  Mercury  Advisors  Focus  Growth  Fund).  Each  Fund
except  the OSM - Mercury  Advisors  S&P 500  Index  Fund and the OSM - Mercury
Advisors  Focus  Growth Fund,  currently  does not intend to engage in loans of securities,  but if it does so,  such loans  will not likely  exceed 5% of each of the Fund's total assets.

      There  are some  risks in  connection  with  securities  lending.  A Fund might experience a delay in receiving  additional  collateral to secure a loan, or a delay in recovery of the loaned  securities  if the borrower  defaults.  A
Fund must receive  collateral for a loan. Under current  applicable  regulatory requirements  (which are  subject to  change),  on each  business  day the loan collateral  must be at least  equal to the value of the loaned  securities.  It must  consist  of  cash,  bank  letters  of  credit,  securities  of  the  U.S.
Government or its agencies or  instrumentalities,  or other cash equivalents in which a Fund is permitted to invest.  To be acceptable as  collateral,  letters of  credit  must  obligate  a bank  to pay  amounts  demanded  by a Fund if the demand  meets the terms of the  letter.  The terms of the  letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities,  a Fund receives amounts equal to the dividends or  interest  on  loaned  securities.  It  also  receives  one or  more  of (a)
negotiated  loan fees, (b) interest on securities  used as collateral,  and (c)
interest  on  any  short-term   debt   securities   purchased  with  such  loan
collateral.  Either type of interest  may be shared with the  borrower.  A Fund may  also  pay  reasonable  finder's,  custodian  and  administrative  fees  in connection  with  these  loans.  The  terms  of each  Fund's  loans  must  meet applicable  tests under the Internal  Revenue Code and must permit each Fund to reacquire  loaned  securities  on five (5)  days'  notice or in time to vote on any important matter.

      |X| Short  Sales  (OSM -  Gartmore  Millennium  Growth  Fund II and OSM -
Mercury  Advisors  S&P 500 Index  Fund).  Generally,  to  complete a short sale transaction,  the  Fund  will  borrow  the  security  to make  delivery  to the buyer.  The Fund is then  obligated  to replace the security  borrowed.  If the price of a security  sold short goes up between  the time of the short sale and the time the Fund  must  deliver  the  security  to the  lender,  the Fund will incur a loss.  The  price at the time of  replacement  may be more or less than the price at which the  security  was sold by the Fund.  Until the  security is replaced,  the  Fund  is  required  to pay to the  lender  any  interest  which accrues  during the period of the loan.  To borrow the  security,  the Fund may be required  to pay a premium  which would  increase  the cost of the  security sold.  The  proceeds  of the short sale will be  retained  by the broker to the extent  necessary  to meet  margin  requirements  until the short  position  is closed  out.  Until  the  Fund  replaces  the  borrowed  security,  it will (a)
maintain in a segregated  account with its custodian cash or liquid  securities at such a level  that the  amount  deposited  in the  account  plus the  amount deposited  with the broker as  collateral  will equal the current  market value of the security sold short or (b) otherwise cover its short position.

      |X|  Borrowing  for Leverage  (All  Funds).  Each Fund has the ability to borrow  up to 33 1/3%  of the  value  of its  total  assets  from  banks  on an unsecured  basis to invest the  borrowed  funds in portfolio  securities.  This speculative  technique  is known as  "leverage."  A Fund may  borrow  only from banks.  Under current regulatory  requirements,  borrowings can be made only to the extent that the value of a Fund's assets,  less its liabilities  other than borrowings,  is  equal  to at  least  300%  of all  borrowings  (including  the proposed  borrowing).  If the value of a Fund's  assets fails to meet this 300%
asset coverage  requirement,  a Fund will reduce its bank debt within three (3)
days to meet the  requirement.  To do so, a Fund  might  have to sell a portion of its investments at a disadvantageous time.

      A Fund will pay interest on these loans,  and that interest  expense will raise the  overall  expenses  of that Fund and reduce its  returns.  If it does borrow,  its expenses will be greater than comparable  funds that do not borrow
for  leverage.   Additionally,  a  Fund's  net  asset  value  per  share  might fluctuate  more than that of funds  that do not  borrow.  Currently,  each Fund does not  contemplate  using  this  technique,  but if it does so,  it will not likely do so to a substantial degree.

Non-Diversification.  The  OSM -  Salomon  Brothers  Capital  Fund,  the  OSM -
Mercury  Advisors  S&P 500  Index  Fund and the OSM -  Mercury  Advisors  Focus
Growth  Fund are  classified  as  "non-diversified"  funds  under the 1940 Act, which  means  that  each  such  Fund  is not  limited  by the  1940  Act in the proportion  of its assets that may be invested in the  obligations  of a single issuer.  Each  Fund,  however,  intends  to  comply  with  the  diversification requirements  imposed by the  Internal  Revenue  Code in order to  continue  to qualify as a regulated  investment  company.  To the extent  those Funds invest a greater  proportion of their assets in the  securities of a smaller number of
issuers,   those  Funds  may  be  more  susceptible  to  any  single  economic, political or  regulatory  occurrence  than a more widely  diversified  fund and may be subject to greater risk of loss with respect to its portfolio.

      |X|  Derivatives  (All  Funds).  Each Fund can  invest  in a  variety  of derivative  investments  to seek  income for  liquidity  needs or for bona fide hedging purposes,  including  anticipatory hedging. Some derivative investments a Fund can use are the hedging  instruments  described  below in this Statement of  Additional  Information.  However,  each Fund except for the OSM - Gartmore
Millennium  Growth  Fund II and the OSM - Salomon  Brothers  Capital  Fund does not use,  and does not  currently  contemplate  using,  derivatives  or hedging instruments  to a  significant  degree  and each Fund is not  obligated  to use them in seeking its  objective.  The OSM - Gartmore  Millennium  Growth Fund II may invest without limit in derivative investments.

      Some  of  the  derivative  investments  a  Fund  can  use  include  "debt
exchangeable   for  common   stock"  of  an  issuer  or   "equity-linked   debt
securities"  of an issuer.  At maturity,  the debt  security is  exchanged  for common  stock of the issuer or it is  payable  in an amount  based on the price of the  issuer's  common  stock  at the  time of  maturity.  Both  alternatives present  a risk  that the  amount  payable  at  maturity  will be less than the principal  amount of the debt  because the price of the  issuer's  common stock might not be as high as the Adviser or Subadviser expected.

      |X| Investment in Other  Investment  Companies.  Each Fund except the OSM
- Mercury  Advisors  S&P 500 Index  Fund and the OSM - Mercury  Advisors  Focus
Growth  Fund can  invest  up to 10% of its  total  assets  in  shares  of other investment  companies.  They can invest up to 5% of their  total  assets in any one investment  company,  but cannot own more than 3% of the outstanding voting securities  of that  investment  company.  These  limitations  do not  apply to shares  acquired in a merger,  consolidation,  reorganization  or  acquisition.
The OSM - Mercury  Advisors  S&P 500 Index Fund and the OSM - Mercury  Advisors
Focus  Growth  Fund are feeder  funds  that  invest  100% of their  assets in a corresponding  master  fund,  which is a  registered  investment  company.  The
Master  Funds can also invest their  assets in shares of  investment  companies when permitted by applicable law.

      Investment  in another  investment  company  may  involve  the payment of substantial  premiums above the value of such  investment  company's  portfolio securities  and is subject to  limitations  under the  Investment  Company Act.
Each Fund does not intend to invest in other  investment  companies  unless the
Adviser or Subadviser  believes that the potential  benefits of the  investment justify the payment of any premiums or sales  charges.  As a shareholder  in an investment  company,  a Fund  would be  subject  to its  ratable  share of that investment  company's  expenses,  including  its  advisory  and  administration fees.  At the same  time,  that Fund  would  bear its own  management  fees and other expenses.

      |X| Hedging  (All  Funds).  Although  each Fund does not  anticipate  the extensive use of hedging  instruments,  each Fund can use hedging  instruments.
They are not  required to do so in seeking  their  goal.  To attempt to protect against  declines in the market value of a Fund's  portfolio,  to permit a Fund to retain  unrealized  gains in the value of  portfolio  securities  which have appreciated,  or to facilitate selling securities for investment reasons,  each
Fund could:
      |_|  sell futures contracts,
      |_|  buy puts on such futures or on securities, or
      |_|  write  covered  calls on  securities  or futures.  Covered calls can also be used to seek  income,  but the Adviser or  Subadviser  does not expect to engage extensively in that practice.

      A Fund can use hedging to establish a position in the  securities  market as a temporary substitute for purchasing  particular  securities.  In that case a Fund would  normally seek to purchase the  securities and then terminate that hedging  position.  A Fund  might  also use this  type of hedge to  attempt  to protect  against the  possibility  that its portfolio  securities  would not be fully included in a rise in value of the market.  To do so a Fund could:
      |_| buy futures, or
      |_| buy calls on such futures or on securities.

      Each Fund's  strategy of hedging with futures and options on futures will be incidental  to each Fund's  activities in the  underlying  cash market.  The particular  hedging  instruments  the Fund can use are described  below. A Fund may employ new hedging  instruments and strategies when they are developed,  if those investment  methods are consistent with each Fund's investment  objective and are  permissible  under  applicable  regulations  governing each Fund. Each
Fund will utilize  segregated  accounts in  connection  with their  purchase of hedging instruments in appropriate cases.

      |_|  Futures.  Each Fund can buy and sell futures  contracts  that relate to (1) broadly  based  securities  indices,  stock index futures and bond index futures,  (2)  debt  securities  (these  are  referred  to  as  "interest  rate
futures"),   (3)  foreign   currencies  (these  are  referred  to  as  "forward
contracts"),   and  (4)  commodities  (these  are  referred  to  as  "commodity futures").

      A broadly-based  stock index is used as the basis for trading stock index futures.  In some cases  stock  indices  may be based on stocks of issuers in a particular  industry or group of  industries.  A stock index  assigns  relative values to the common stocks  included in the index and its value  fluctuates in response  to the  changes  in value of the  underlying  stocks.  A stock  index cannot be purchased or sold directly.  These  contracts  obligate the seller to deliver,  and the  purchaser  to take cash to settle  the  futures  obligation.
There is no delivery of the  underlying  securities  to settle the  obligation.
An interest  rate future  obligates the seller to deliver (and the purchaser to take)  cash  or a  specified  type of  debt  security  to  settle  the  futures transaction.  Either  party  could also enter into an  offsetting  contract  to close out the position.

    Each  Fund  can  invest  a  portion  of its  assets  in  commodity  futures contracts.  Commodity  futures  may be based upon  commodities  within five (5)
main commodity  groups:  (1) energy,  which  includes  crude oil,  natural gas, gasoline and heating oil; (2) livestock,  which  includes  cattle and hogs; (3)
agriculture,  which includes wheat, corn, soybeans,  cotton,  coffee, sugar and cocoa; (4) industrial metals,  which includes aluminum,  copper,  lead, nickel, tin and zinc;  and (5)  precious  metals,  which  includes  gold,  platinum and silver. A Fund may purchase and sell commodity  futures  contracts,  options on futures  contracts  and options and futures on  commodity  indices with respect to  these  five  (5)  main  commodity  groups  and the  individual  commodities within each group, as well as other types of commodities.

      No  money  is paid or  received  by a Fund on the  purchase  or sale of a future.  Upon entering into a futures  transaction,  a Fund will be required to deposit an initial  margin  payment with the futures  commission  merchant (the
"futures  broker").  Initial margin payments will be deposited with each Fund's
Custodian  bank  in  an  account  registered  in  the  futures  broker's  name.
However,  the  futures  broker  can gain  access  to that  account  only  under specified  conditions.  As the  future is marked to market  (that is, its value on each  Fund's  books is  changed)  to reflect  changes  in its market  value, subsequent  margin  payments,  called variation  margin,  will be paid to or by the futures broker daily.

      At any time prior to expiration of the future,  a Fund may elect to close out its  position  by  taking  an  opposite  position,  at  which  time a final determination  of  variation  margin  is made and any  additional  cash must be paid by or  released  to the  Fund.  Any  loss or  gain on the  future  is then realized  by the  Fund  for tax  purposes.  All  futures  transactions  (except forward  contracts) are effected  through a  clearinghouse  associated with the exchange on which the contracts are traded.

           |_| Put and Call  Options.  Each Fund can buy and sell certain kinds of put  options  ("puts")  and call  options  ("calls").  Each Fund can buy and sell  exchange-traded  and  over-the-counter  put and call  options,  including options on indices, securities, currencies, commodities and futures.

           |_|  Writing  Covered  Call  Options.  Each Fund can write (that is, sell) covered calls. If a Fund sells a call option,  it must be covered,  other than with  respect  to  closing  transactions.  That  means a Fund must own the security  subject to the call while the call is  outstanding,  or, for  certain types of  calls,  the call may be  covered  by  segregating  liquid  assets  to enable a Fund to satisfy its obligations if the call is exercised.

      When a Fund writes a call, it receives  cash (a premium).  In the case of a call on a  security,  a Fund  agrees  to sell the  underlying  security  to a purchaser of a  corresponding  call on the same security during the call period at a fixed  exercise  price  regardless of market price changes during the call
period.   The  exercise   price  may  differ  from  the  market  price  of  the
underlying  security.  A Fund  has the  risk  of loss  that  the  price  of the underlying  security  may  decline  during  the call  period.  That risk may be offset to some  extent by the premium  the Fund  receives.  If the value of the investment  does not rise  above the call  price,  it is  likely  that the call will  lapse  without  being  exercised.  In that case the Fund  would  keep the cash premium and the investment.

    When a Fund writes a call on an index,  it receives  cash (a  premium).  If the buyer of the call  exercises  it, the Fund will pay an amount of cash equal to the  difference  between  the  closing  price of the  call and the  exercise price,  multiplied by a specified  multiple that  determines the total value of the  call  for  each  point  of  difference.  If the  value  of the  underlying investment  does not rise above the call price it is likely  that the call will lapse  without  being  exercised.  In that  case,  the Fund would keep the cash premium.

      With respect to the OSM - QM Active  Balanced Fund, OSM - Jennison Growth
Fund,  OSM -  Salomon  Brothers  Capital  Fund  and OSM -  Gartmore  Millennium
Growth  Fund II,  the  Custodian,  or a  securities  depository  acting for the
Custodian,  will act as the  escrow  agent for OSM - QM Active  Balanced  Fund,
OSM - Jennison  Growth  Fund,  OSM - Salomon  Brothers  Capital  Fund and OSM -
Gartmore  Millennium  Growth  Fund II,  through the  facilities  of the Options
Clearing  Corporation  ("OCC"),  as to the  investments on which each such Fund has  written  calls  traded  on  exchanges  or as to  other  acceptable  escrow securities.  In that way,  no margin will be  required  for such  transactions.
OCC will  release  the  securities  on the  expiration  of the option or when a
Fund enters into a closing transaction.

      To  terminate  its  obligation  on a call  it  has  written,  a Fund  may purchase a corresponding  call in a "closing  purchase  transaction."  The Fund will then  realize  a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the  premium  received on the call the Fund  wrote is more or less than the  price of the call the Fund  purchases to  close  out the  transaction.  A Fund  may  realize  a  profit  if the  call expires  unexercised,  because the Fund will retain the underlying security and the  premium  it  received  when it  wrote  the  call.  Any  such  profits  are considered  short-term  capital gains for Federal  income tax purposes,  as are the premiums on lapsed calls.  When  distributed  by a Fund they are taxable as ordinary  income.  If a Fund cannot effect a closing  purchase  transaction due to the lack of a market,  it will have to hold the  callable  securities  until the call expires or is exercised.

      Each Fund may also write calls on a futures  contract  without owning the futures  contract or securities  deliverable  under the contract.  To do so, at the time the call is  written,  a Fund must  cover the call by  segregating  an equivalent  dollar amount of liquid assets.  A Fund will  segregate  additional liquid  assets if the value of the  segregated  assets  drops below 100% of the current value of the future.  Because of this  segregation  requirement,  in no circumstances  would a Fund's  receipt of an exercise  notice as to that future require the Fund to deliver a futures  contract.  It would  simply put the Fund in a  short  futures  position,  which  is  permitted  by each  Fund's  hedging policies.

           |_|  Writing  Put  Options.  Each Fund can sell put  options.  A put option on a  security  gives the  purchaser  the right to sell,  and the writer the  obligation to buy, the  underlying  security at the exercise  price during the option period.

      If a Fund sells a put  option,  it must be covered by  segregated  liquid assets,  other than with  respect to closing  transactions.  The premium a Fund receives  from writing a put option  represents a profit,  as long as the price of the  underlying  investment  remains  above the  exercise  price of the put.
However,  a Fund also assumes the  obligation  during the option  period to buy the  underlying  investment  from the buyer of the put at the  exercise  price, even if the value of the  investment  falls  below  the  exercise  price.  If a
Fund  writes a put that  expires  unexercised,  a Fund  realizes  a gain in the amount of the  premium  less  transaction  costs.  If the put is  exercised,  a
Fund must fulfill its obligation to purchase the  underlying  investment at the exercise  price.  That  price  will  usually  exceed  the  market  value of the investment  at that  time.  In that  case,  a Fund may incur a loss if it sells the  underlying  investment.  That  loss  will be  equal to the sum of the sale price of the underlying  investment  and the premium  received minus the sum of the exercise price and any transaction costs incurred.

      When writing a put option on a security,  to secure its obligation to pay for the  underlying  security a Fund will deposit in escrow  liquid assets with a  value  equal  to or  greater  than  the  exercise  price  of the  underlying
security.   A  Fund  therefore   forgoes  the   opportunity  of  investing  the
segregated assets or writing calls against those assets.

      As long as a Fund's  obligation  as the put writer  continues,  it may be assigned an exercise  notice by the  exchange or  broker-dealer  through  which the put was sold.  That notice will  require a Fund to exchange  currency  (for a put  written on a  currency)  at the  specified  rate of  exchange or to take delivery of the  underlying  security  and pay the exercise  price.  A Fund has no control  over when it may be required to purchase the  underlying  security, since  it  may  be  assigned  an  exercise  notice  at any  time  prior  to the termination  of its  obligation  as the  writer  of the  put.  That  obligation terminates  upon  expiration  of the put. It may also  terminate  if,  before a
Fund  receives  an  exercise   notice,   a  Fund  effects  a  closing  purchase
transaction  by  purchasing  a put of the same  series as it sold.  Once a Fund has been  assigned  an exercise  notice,  it cannot  effect a closing  purchase transaction.
      Each Fund may decide to effect a closing purchase  transaction to realize a profit  on an  outstanding  put  option  it has  written  or to  prevent  the underlying  security from being put.  Effecting a closing purchase  transaction will permit a Fund to write  another put option on the  security or to sell the security  and use the  proceeds  from the sale for  other  investments.  A Fund will  realize a profit or loss from a closing  purchase  transaction  depending on  whether  the  cost of the  transaction  is less or more  than  the  premium received  from  writing  the put  option.  Any profits  from  writing  puts are considered  short-term  capital  gains  for  federal  tax  purposes,  and  when distributed by a Fund, are taxable as ordinary income.

           |_|  Purchasing  Calls and Puts.  Each  Fund can  purchase  calls to
protect   against  the   possibility   that  the  Fund's   portfolio  will  not
participate in an  anticipated  rise in the  securities  market.  When the Fund buys  a  call  (other  than  in a  closing  purchase  transaction),  it  pays a premium.  The Fund then has the right to buy the underlying  investment  from a seller of a corresponding  call on the same  investment  during the call period at a fixed  exercise  price.  A Fund  benefits  only if it sells  the call at a profit or if,  during  the call  period,  the  market  price of the  underlying investment  is above the sum of the call price plus the  transaction  costs and the  premium  paid  for the call and the Fund  exercises  the  call.  If a Fund does not  exercise  the call or sell it (whether or not at a profit),  the call will  become  worthless  at its  expiration  date.  In that  case the Fund will
have  paid  the  premium  but  lost  the  right  to  purchase  the   underlying
investment.

      Each Fund  other than the OSM - Mercury  Advisors  S&P 500 Index Fund can buy puts whether or not it holds the  underlying  investment in its  portfolio.
The Mercury S&P 500 Index Fund can buy put  options on  securities  held in its portfolio  or  securities  indices the  performance  of which is  substantially replicated by securities  held in its  portfolio.  When a Fund purchases a put, it pays a  premium  and,  except as to puts on  indices,  has the right to sell the underlying  investment to a seller of a put on a  corresponding  investment during the put period at a fixed exercise price.

      Buying a put on  securities  or futures a Fund owns  enables that Fund to attempt  to  protect  itself  during  the put  period  against a decline in the value of the  underlying  investment  below the  exercise  price by selling the underlying  investment  at the  exercise  price to a seller of a  corresponding put.  If the market  price of the  underlying  investment  is equal to or above the exercise  price and, as a result,  the put is not exercised or resold,  the put will become  worthless at its  expiration  date. In that case the Fund will have paid the  premium  but lost the right to sell the  underlying  investment.
However,  the Fund may sell the put prior to its  expiration.  That sale may or may not be at a profit.

      Buying a put on an  investment  a Fund  does not own  permits  that  Fund either to resell  the put or to buy the  underlying  investment  and sell it at the exercise  price.  The resale price will vary  inversely to the price of the underlying  investment.  If the market price of the  underlying  investment  is above the exercise price and, as a result,  the put is not  exercised,  the put will become worthless on its expiration date.

      When a Fund  purchases  a call or put on an  index or  future,  it pays a premium,  but  settlement is in cash rather than by delivery of the  underlying investment  to that  Fund.  Gain or loss  depends  on  changes  in the index in question  (and thus on price  movements  in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

           |_| Buying and  Selling  Options  on Foreign  Currencies.  Each Fund
except  the OSM - Mercury  Advisors  S&P 500 Index  Fund can buy and sell calls and puts on foreign  currencies.  They  include  puts and calls that trade on a securities or commodities  exchange or in the  over-the-counter  markets or are quoted by major  recognized  dealers  in such  options.  A Fund could use these calls  and puts to try to  protect  against  declines  in the  dollar  value of foreign  securities  and  increases in the dollar cost of foreign  securities a
Fund wants to acquire.

      If the Adviser or Subadviser  anticipates a rise in the dollar value of a foreign  currency in which  securities  to be  acquired  are  denominated,  the increased  cost of those  securities  may be  partially  offset  by  purchasing calls or writing puts on that foreign  currency.  If the Adviser or  Subadviser anticipates  a decline in the dollar value of a foreign  currency,  the decline in the  dollar  value of  portfolio  securities  denominated  in that  currency might be partially  offset by writing calls or purchasing  puts on that foreign currency.  However,  the currency rates could fluctuate in a direction  adverse to the  Fund's  position.  The Fund  will  then have  incurred  option  premium payments and transaction costs without a corresponding benefit.

      A call a Fund  writes on a foreign  currency  is  "covered"  if that Fund owns the  underlying  foreign  currency  covered by the call or has an absolute and immediate right to acquire that foreign  currency  without  additional cash consideration  (or it can do so for  additional  cash  consideration  held in a segregated  account by its  Custodian  bank) upon  conversion  or  exchange  of other foreign currency held in its portfolio.

      A Fund  could  write a call on a  foreign  currency  to  provide  a hedge against a decline in the U.S.  dollar value of a security  which it owns or has the right to acquire and which is  denominated  in the currency  underlying the option.  That  decline  might be one that  occurs  due to an  expected  adverse change  in the  exchange  rate.  This is known as a  "cross-hedging"  strategy.
In those  circumstances,  the Fund covers the option by maintaining  cash, U.S.
government  securities  or other  liquid,  high  grade  debt  securities  in an amount  equal to the  exercise  price of the option,  in a  segregated  account with that Fund's Custodian bank.

      |_|  Risks of  Hedging  with  Options  and  Futures.  The use of  hedging instruments  requires  special  skills and knowledge of  investment  techniques that are different than what is required for normal  portfolio  management.  If the  Adviser  or  Subadviser  uses a hedging  instrument  at the wrong  time or judges market conditions  incorrectly,  hedging  strategies may reduce a Fund's return.  A Fund could also  experience  losses if the prices of its futures and options positions were not correlated with its other investments.

      A Fund's option  activities could affect its portfolio  turnover rate and brokerage  commissions.  The exercise of calls written by a Fund might cause it to sell related  portfolio  securities,  thus increasing its turnover rate. The exercise  by a Fund of puts on  securities  will  cause the sale of  underlying investments,  increasing  portfolio turnover.  Although the decision whether to exercise a put it holds is within a Fund's  control,  holding a put might cause the Fund to sell the related  investments  for reasons  that would not exist in the absence of the put.

      A Fund could pay a brokerage  commission each time it buys a call or put, sells a call,  or buys or sells an underlying  investment  in  connection  with the  exercise  of a call  or  put.  Those  commissions  could  be  higher  on a relative  basis  than the  commissions  for  direct  purchases  or sales of the underlying  investments.  Premiums  paid for  options  are small in relation to the market  value of the  underlying  investments.  Consequently,  put and call options  offer large  amounts of leverage.  The leverage  offered by trading in options  could  result in a Fund's  net asset  value  being more  sensitive  to changes in the value of the underlying investment.

      If a covered call written by a Fund is  exercised on an  investment  that has  increased in value,  the Fund will be required to sell the  investment  at the call  price.  It will not be able to realize  any profit if the  investment has increased in value above the call price.

      An option  position  may be  closed  out only on a market  that  provides secondary  trading for options of the same  series,  and there is no  assurance that a liquid  secondary  market will exist for any particular  option.  A Fund might  experience  losses if it could not close out a  position  because  of an illiquid market for the future or option.

      There is a risk in using short  hedging by selling  futures or purchasing puts on  broadly-based  indices  or  futures  to  attempt  to  protect  against declines in the value of a Fund's  portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the  behavior of the cash prices of a Fund's  securities.  For  example,  it is possible that while a Fund has used hedging  instruments in a short hedge,  the market  may  advance  and the  value  of the  securities  held  in that  Fund's portfolio  might decline.  If that  occurred,  the Fund would lose money on the hedging  instruments  and  also  experience  a  decline  in  the  value  of its portfolio securities.  However,  while this could occur for a very brief period or to a very small degree,  over time the value of a  diversified  portfolio of securities  will tend to move in the same  direction  as the indices upon which the hedging instruments are based.

      The risk of  imperfect  correlation  increases  as the  composition  of a
Fund's  portfolio  diverges  from the  securities  included  in the  applicable index.  To compensate  for the imperfect  correlation of movements in the price of the  portfolio  securities  being  hedged and  movements in the price of the hedging  instruments,  a Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio  securities  being hedged.  It might do so if the  historical  volatility of the prices of the portfolio  securities being hedged is more than the historical volatility of the applicable index.

      The ordinary  spreads  between prices in the cash and futures markets are subject to  distortions,  due to  differences  in the nature of those  markets.
First,  all  participants  in the futures  market are subject to margin deposit and maintenance  requirements.  Rather than meeting  additional  margin deposit
requirements,   investors  may  close  futures  contracts  through   offsetting
transactions which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends on participants  entering  into  offsetting  transactions  rather  than  making or taking delivery.  To the extent  participants  decide to make or take delivery, liquidity in the futures market could be reduced,  thus  producing  distortion.
Third, from the point of view of speculators,  the deposit  requirements in the futures  market are less onerous  than margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators  in the futures market may cause temporary price distortions.

      A Fund  can use  hedging  instruments  to  establish  a  position  in the securities  markets as a temporary  substitute  for the purchase of  individual securities  (long  hedging) by buying  futures  and/or  calls on such  futures, broadly-based  indices or on  securities.  It is possible that when a Fund does so the  market  might  decline.  If a Fund  then  concludes  not to  invest  in securities  because of concerns  that the market might  decline  further or for other  reasons,  the Fund will realize a loss on the hedging  instruments  that is not offset by a reduction in the price of the securities purchased.

      |_| Forward  Contracts.  Forward  contracts are foreign currency exchange contracts.  They are used to buy or sell foreign  currency for future  delivery at a fixed  price.  A Fund uses them to "lock  in" the U.S.  dollar  price of a security  denominated  in a foreign  currency that it has bought or sold, or to protect  against  possible  losses from changes in the  relative  values of the
U.S.  dollar and a foreign  currency.  Each Fund limits its exposure in foreign currency exchange  contracts in a particular  foreign currency to the amount of its assets  denominated  in that  currency  or a  closely-correlated  currency.
Each Fund may also use  "cross-hedging"  where it  hedges  against  changes  in
currencies   other  than  the   currency  in  which  a  security  it  holds  is
denominated.

      Under a forward  contract,  one party  agrees to  purchase,  and  another party  agrees to sell, a specific  currency at a future date.  That date may be any  fixed  number  of days from the date of the  contract  agreed  upon by the parties.  The  transaction  price is set at the time the  contract  is  entered into. These contracts are traded in the inter-bank  market  conducted  directly among currency traders (usually large commercial banks) and their customers.

      A Fund may use forward  contracts to protect  against  uncertainty in the level  of  future  exchange  rates.  The  use of  forward  contracts  does  not eliminate the risk of fluctuations  in the prices of the underlying  securities a Fund  owns or  intends  to  acquire,  but it does fix a rate of  exchange  in advance.  Although  forward  contracts  may  reduce  the  risk of  loss  from a decline  in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When a Fund  enters  into a  contract  for  the  purchase  or  sale  of a security  denominated in a foreign currency,  or when it anticipates  receiving dividend  payments in a foreign  currency,  the Fund might  desire to "lock-in"
the U.S.  dollar price of the  security or the U.S.  dollar  equivalent  of the dividend  payments.  To do so,  the Fund could  enter  into a forward  contract for the  purchase  or sale of the amount of foreign  currency  involved  in the underlying  transaction,  in a fixed  amount  of U.S.  dollars  per unit of the foreign  currency.  This is  called  a  "transaction  hedge."  The  transaction hedge  will  protect  the Fund  against  a loss from an  adverse  change in the currency  exchange  rates  during  the  period  between  the date on which  the security  is  purchased  or sold or on which the payment is  declared,  and the date on which the payments are made or received.

      A Fund could also use forward  contracts to lock in the U.S. dollar value of  portfolio  positions.  This  is  called  a  "position  hedge."  When a Fund believes that foreign  currency might suffer a substantial  decline against the
U.S.  dollar,  it could enter into a forward contract to sell an amount of that foreign  currency  approximating  the  value  of  some  or all  of  the  Fund's portfolio  securities  denominated  in  that  foreign  currency.  When  a  Fund believes  that the U.S.  dollar might suffer a  substantial  decline  against a foreign  currency,  it could enter into a forward  contract to buy that foreign currency for a fixed dollar  amount.  Alternatively,  a Fund could enter into a forward  contract to sell a different  foreign currency for a fixed U.S. dollar amount  if the  Fund  believes  that  the  U.S.  dollar  value  of the  foreign currency to be sold pursuant to its forward  contract will fall whenever  there is a  decline  in the U.S.  dollar  value of the  currency  in which  portfolio securities  of the  Fund  are  denominated.  That is  referred  to as a  "cross hedge."

      Each Fund will cover its short  positions  in these cases by  identifying to its Custodian  bank assets  having a value equal to the aggregate  amount of the  Fund's  commitment  under  forward  contracts.  A Fund will not enter into forward  contracts  or  maintain  a net  exposure  to  such  contracts  if  the consummation  of the contracts  would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's  portfolio  securities or other  assets  denominated  in that  currency or another  currency  that is the subject of the hedge.

      However,  to avoid excess  transactions and transaction costs, a Fund may maintain  a net  exposure  to forward  contracts  in excess of the value of the
Fund's portfolio  securities or other assets  denominated in foreign currencies if the excess  amount is  "covered"  by liquid  securities  denominated  in any currency.  The  cover  must be at least  equal at all  times to the  amount  of
that  excess.   As  one  alternative,   a  Fund  may  purchase  a  call  option
permitting  the Fund to purchase  the amount of foreign  currency  being hedged by a forward  sale  contract  at a price no higher  than the  forward  contract price.  As another  alternative,  a Fund may  purchase a put option  permitting the Fund to sell the amount of foreign  currency  subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise  matching  of the amounts  under  forward  contracts  and the value of the securities  involved  generally  will not be possible  because the future value of securities  denominated in foreign  currencies will change as a consequence  of market  movements  between  the date the  forward  contract  is entered  into  and  the  date  it  is  sold.  In  some  cases  the  Adviser  or
Subadviser  might decide to sell the security and deliver  foreign  currency to settle the original  purchase  obligation.  If the market value of the security is less than the amount of foreign  currency a Fund is  obligated  to  deliver, the Fund might  have to  purchase  additional  foreign  currency  on the "spot"
(that is,  cash) market to settle the  security  trade.  If the market value of the  security  instead  exceeds  the  amount of  foreign  currency  the Fund is obligated  to deliver  to settle the trade,  the Fund might have to sell on the spot  market  some  of the  foreign  currency  received  upon  the  sale of the security.  There will be  additional  transaction  costs on the spot  market in those cases.

      The  projection  of  short-term  currency  market  movements is extremely difficult,  and the successful  execution of a short-term  hedging  strategy is
highly   uncertain.   Forward  contracts  involve  the  risk  that  anticipated
currency  movements  will  not be  accurately  predicted,  causing  a  Fund  to sustain  losses on these  contracts and to pay additional  transactions  costs.
The use of forward  contracts in this manner might reduce a Fund's  performance if there are  unanticipated  changes  in  currency  prices to a greater  degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract  requiring a Fund to sell a currency,  it might sell a portfolio  security  and use the sale  proceeds to make  delivery of the  currency.  In the  alternative  a Fund might  retain the security  and offset its  contractual  obligation  to deliver  the  currency by purchasing a second  contract.  Under that  contract  the Fund will obtain,  on the same  maturity  date,  the same amount of the currency that it is obligated to  deliver.  Similarly,  a Fund might close out a forward  contract  requiring it to  purchase  a  specified  currency  by  entering  into a  second  contract entitling  it to sell the same  amount  of the same  currency  on the  maturity date of the first  contract.  A Fund  would  realize a gain or loss as a result
of  entering   into  such  an   offsetting   forward   contract   under  either
circumstance.  The  gain or  loss  will  depend  on the  extent  to  which  the exchange  rate or rates  between  the  currencies  involved  moved  between the execution dates of the first contract and offsetting contract.

      The costs to a Fund of engaging in forward  contracts varies with factors such as the  currencies  involved,  the length of the  contract  period and the market  conditions  then  prevailing.  Because  forward  contracts  are usually entered  into on a  principal  basis,  no  brokerage  fees or  commissions  are involved.  Because these  contracts are not traded on an exchange,  a Fund must evaluate  the  credit  and  performance  risk of the  counterparty  under  each forward contract.

      Although  a Fund  values its assets  daily in terms of U.S.  dollars,  it does not  intend to  convert  its  holdings  of  foreign  currencies  into U.S.
dollars on a daily  basis.  A Fund may convert  foreign  currency  from time to time,  and will  incur  costs in doing  so.  Foreign  exchange  dealers  do not charge a fee for  conversion,  but they do seek to  realize  a profit  based on the  difference  between  the  prices  at  which  they  buy  and  sell  various currencies.  Thus,  a dealer  might offer to sell a foreign  currency to a Fund at one rate,  while  offering a lesser rate of exchange if the Fund  desires to resell that currency to the dealer.

           |_| Swap  Transactions.  Each  Fund  (other  than the OSM -  Mercury
Advisors  S&P 500 Index  Fund) can enter into  interest  rate swap  agreements.
In an interest rate swap,  the Fund and another party  exchange  their right to receive or their  obligation to pay interest on a security.  For example,  they might  swap the  right  to  receive  floating  rate  payments  for  fixed  rate payments.  A Fund can enter  into  swaps  only on  securities  that it owns.  A
Fund will not  enter  into  swaps  with  respect  to more than 25% of its total assets.  Also,  a Fund  will  segregate  liquid  assets  (such  as cash or U.S.
government  securities)  to cover any  amounts  it could owe under  swaps  that exceed the amounts it is  entitled  to receive,  and it will adjust that amount daily, as needed.

      Swap  agreements  entail both interest  rate risk and credit risk.  There is a risk  that,  based on  movements  of  interest  rates in the  future,  the payments  made  by a Fund  under a swap  agreement  will be  greater  than  the payments  it  received.  Credit  risk  arises  from  the  possibility  that the counterparty  will  default.  If the  counterparty  defaults,  the Fund's  loss will consist of the net amount of contractual  interest  payments that the Fund
has  not  yet   received.   The  Adviser  or   Subadviser   will   monitor  the
creditworthiness   of   counterparties   to  a  Fund's   interest   rate   swap
transactions on an ongoing basis.

      Each Fund can enter into swap  transactions  with certain  counterparties pursuant to master  netting  agreements.  A master netting  agreement  provides that all swaps done between a Fund and that  counterparty  shall be regarded as parts of an integral  agreement.  If amounts are payable on a  particular  date in the same  currency in respect of one or more swap  transactions,  the amount payable on that date in that  currency  shall be the net amount.  In  addition, the master netting  agreement may provide that if one party defaults  generally or on one swap,  the  counterparty  can  terminate  all of the swaps  with that party.  Under these  agreements,  if a default  results in a loss to one party, the measure of that party's  damages is  calculated by reference to the average
cost  of  a   replacement   swap  for  each  swap.   It  is   measured  by  the
mark-to-market  value at the time of the  termination  of each swap.  The gains and losses on all swaps are then netted,  and the result is the  counterparty's gain or loss on  termination.  The  termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      The OSM -  Mercury  Advisors  S&P 500  Index  Fund and the OSM -  Salomon
Brothers  Capital  Fund are  authorized  to enter into equity swap  agreements, which are OTC  contracts  in which one party agrees to make  periodic  payments based on the change in market value of a specified equity  security,  basket of equity  securities or equity index in return for periodic  payments  based on a fixed or variable  interest  rate or the change in market  value of a different equity  security,  basket of securities or equity index.  Swap  agreements  may also be used to obtain  exposure  to a  security  or market  without  owning or taking  physical  custody  of  securities.  The Fund will  enter into an equity swap transaction only if,  immediately  following the time the Fund enters into the  transaction,  the  aggregate  notional  principal  amount of  equity  swap transactions  to which the Fund is a party  would not  exceed 5% of the  Fund's net assets.

      |_| Additional Risk Factors of OTC  Transactions;  Limitations on the Use
of OTC  Derivatives.  Certain  Derivatives  traded  in OTC  markets,  including indexed  securities,  swaps  and OTC  options,  involve  substantial  liquidity risk.  The absence of liquidity  may make it difficult  or  impossible  for the
Fund to sell such  instruments  promptly at an  acceptable  price.  The absence of  liquidity  may also  make it more  difficult  for the Fund to  ascertain  a market value for such  instruments.  The Fund will therefore  acquire  illiquid
OTC  instruments  (i) if the  agreement  pursuant  to which the  instrument  is purchased  contains a formula price at which the  instrument  may be terminated or sold, or (ii) for which the Adviser or Subadviser  anticipates  the Fund can receive on each business day at least two  independent  bids or offers,  unless a  quotation  from only one dealer is  available,  in which case that  dealer's quotation may be used.

      Because  Derivatives  traded  in OTC  markets  are not  guaranteed  by an exchange or  clearing  corporation  and  generally  do not  require  payment of margin,  to the extent that the Fund has unrealized  gains in such  instruments or has deposited  collateral  with its  counterparty,  the Fund is at risk that
its  counterparty   will  become  bankrupt  or  otherwise  fail  to  honor  its obligations.  The Fund will  attempt to minimize  the risk that a  counterparty will become  bankrupt or otherwise  fail to honor its  obligations  by engaging in  transactions  in  derivatives  traded in OTC  markets  only with  financial institutions  which have  substantial  capital or which have  provided the Fund with a third party guaranty or other credit enhancement.

      |_|  Regulatory  Aspects of Hedging  Instruments.  When using futures and options on futures,  a Fund is required to operate  within  certain  guidelines and  restrictions  with  respect to the use of futures  as  established  by the
Commodities  Futures  Trading  Commission (the "CFTC").  In particular,  a Fund is exempted from  registration  with the CFTC as a "commodity pool operator" if it complies  with the  requirements  of Rule 4.5 adopted by the CFTC.  The Rule does not limit the  percentage  of a Fund's assets that may be used for futures margin  and  related  options  premiums  for  a  bona  fide  hedging  position.
However,  under the Rule,  a Fund must  limit  its  aggregate  initial  futures margin and related  options  premiums to not more than 5% of its net assets for hedging  strategies that are not considered bona fide hedging  strategies under the Rule.  Under the Rule,  a Fund must also use short  futures  and options on futures  solely for bona fide  hedging  purposes  within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by a Fund are subject to limitations  established by the option  exchanges.  The  exchanges  limit the maximum  number of options that may be written or held by a single  investor or group of investors  acting in  concert.  Those  limits  apply  regardless  of  whether  the  options  were written or purchased  on the same or different  exchanges or are held in one or more  accounts or through  one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options  that a Fund may write or hold may be  affected  by options  written or held by other  entities,  including  other investment  companies  having the same adviser as a Fund (or an adviser that is an affiliate of a Fund's  adviser).  The exchanges also impose  position limits on futures  transactions.  An exchange may order the  liquidation  of positions found  to be in  violation  of  those  limits  and  may  impose  certain  other sanctions.

      Under the  Investment  Company Act,  when a Fund  purchases a future,  it must maintain cash or readily  marketable  short-term  debt  instruments  in an amount  equal to the market  value of the  securities  underlying  the  future, less the margin deposit applicable to it.

      |_| Tax Aspects of Certain Hedging Instruments.  Certain foreign currency exchange  contracts  in which a Fund may invest are  treated as  "Section  1256 contracts"  under  the  Internal  Revenue  Code.  In  general,  gains or losses relating to Section 1256 contracts are  characterized  as 60% long-term and 40%
short-term  capital gains or losses under the Code.  However,  foreign currency
gains  or  losses   arising  from  Section  1256  contracts  that  are  forward contracts  generally  are  treated as  ordinary  income or loss.  In  addition,
Section  1256  contracts  held by a Fund at the end of each  taxable  year  are
"marked-to-market,"  and unrealized  gains or losses are treated as though they were realized.  These  contracts also may be  marked-to-market  for purposes of determining the excise tax applicable to investment  company  distributions and for other  purposes  under rules  prescribed  pursuant to the Internal  Revenue
Code.  An  election  can be made by a Fund to exempt  those  transactions  from this marked-to-market treatment.

      Certain  forward  contracts a Fund enters into may result in  "straddles"
for Federal  income tax purposes.  The straddle  rules may affect the character and timing of gains (or losses)  recognized  by a Fund on  straddle  positions.
Generally,  a loss  sustained  on the  disposition  of a  position  making up a straddle is allowed only to the extent that the loss  exceeds any  unrecognized gain in the offsetting  positions  making up the straddle.  Disallowed  loss is generally  allowed  at the point  where  there is no  unrecognized  gain in the offsetting  positions  making up the straddle,  or the  offsetting  position is disposed of.

      Under the  Internal  Revenue  Code,  the  following  gains or losses  are treated as ordinary income or loss:
(1)   gains or losses  attributable  to  fluctuations  in  exchange  rates that occur between the time the Fund accrues  interest or other  receivables or  accrues  expenses  or other  liabilities  denominated  in a foreign currency and the time the Fund actually  collects such  receivables  or pays such liabilities, and
(2)   gains or losses  attributable  to  fluctuations in the value of a foreign
        currency   between  the  date  of   acquisition   of  a  debt  security
        denominated  in  a  foreign   currency  or  foreign   currency  forward
        contracts and the date of disposition.

      Currency  gains and losses are offset  against market gains and losses on each  trade  before  determining  a net  "Section  988" gain or loss  under the
Internal  Revenue  Code for that trade,  which may  increase  or  decrease  the amount  of a  Fund's  investment  income  available  for  distribution  to  its shareholders.

      |X|  Temporary   Defensive   Investments.   When  market  conditions  are
unstable,  or the Adviser or  Subadviser  believes it is otherwise  appropriate to reduce  holdings in stocks,  a Fund  (except for the OSM - Mercury  Advisors
S&P 500 Index Fund) can invest in a variety of debt  securities  for  defensive purposes.  A Fund can also purchase  these  securities  for liquidity  purposes to meet cash  needs due to the  redemption  of Fund  shares,  or to hold  while
waiting  to  reinvest  cash   received   from  the  sale  of  other   portfolio
securities.  A Fund can buy:
      |_|  high-quality,  short-term money market instruments,  including those issued by the U. S. Treasury or other government agencies,
|_|   commercial paper (short-term,  unsecured, promissory notes of domestic or foreign companies),
|_|   short-term debt obligations of corporate issuers,
      |_|  certificates  of deposit and  bankers'  acceptances  of domestic and foreign banks and savings and loan associations, and
      |_|  repurchase agreements and purchase and sale agreements.

      Short-term  debt  securities  would normally be selected for defensive or cash  management  purposes  because  they can  normally be disposed of quickly, are not generally  subject to significant  fluctuations  in principal value and their value will be less subject to interest  rate risk than  longer-term  debt securities.

Investment Restrictions

      |X| What Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies  that each Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the  Fund's  outstanding  voting securities.  Under the  Investment  Company Act, a  "majority"  vote is defined as the vote of the holders of the lesser of:
      |_|       67% or more of the shares  present or represented by proxy at a
        shareholder   meeting,   if  the  holders  of  more  than  50%  of  the
        outstanding shares are present or represented by proxy, or
      |_|       more than 50% of the outstanding shares.

      The  investment  objectives  of the OSM - Mercury  Advisors  Focus Growth
Fund, OSM - Jennison  Growth Fund, OSM - QM Active  Balanced Fund and the OSM -
Salomon  Brothers  Capital  Fund  are  fundamental  policies.   The  investment
objectives  of the OSM -  Mercury  Advisors  S&P 500  Index  Fund and the OSM -
Gartmore  Millennium  Growth  Fund  II  are  non-fundamental   policies.  Other
policies   described  in  the   Prospectus  or  this  Statement  of  Additional
Information  are  "fundamental"  only if  they  are  identified  as  such.  The
Funds'  Board  of  Trustees  can  change   non-fundamental   policies   without
shareholder  approval.  The Board of Trustees of the Master  Funds in which the
OSM -  Mercury  Advisors  S&P 500  Index  Fund and the OSM -  Mercury  Advisors
Focus   Growth  Fund  invest  can  change   non-fundamental   policies  of  the
respective  Master Fund  without  shareholder  approval.  However,  significant changes to investment  policies will be described in  supplements or updates to the Prospectus or this  Statement of Additional  Information,  as  appropriate.
Each  Fund's  most  significant   investment  policies  are  described  in  the
Prospectus.

      |X| Do the Funds Have Additional Fundamental Policies?

      OSM - Mercury  Advisors  S&P 500 Index  Fund - The  following  investment restrictions  are fundamental  policies of OSM - Mercury Advisors S&P 500 Index
Fund.  Provided  that none of the  following  restrictions  shall  prevent  the
Fund  from  investing  all  of its  assets  in  shares  of  another  registered investment  company  with the same  investment  objective  (in a  master/feeder structure), the Fund may not:

1.    Make any  investment  inconsistent  with the Fund's  classification  as a non-diversified company under the Investment Company Act.

2.    Invest more than 25% of its total assets,  taken at market value,  in the securities of issuers in any  particular  industry  (excluding the U.S.
        Government and its agencies and  instrumentalities);  provided, that in replicating  the  weighting  of a  particular  industry  in its  target index,  the Fund  may  invest  more  than 25% of its  total  assets  in securities of issuers in that industry.

3.    Make investments for the purpose of exercising control or management.

4.    Purchase or sell real  estate,  except that,  to the extent  permitted by law, the Fund may invest in securities  directly or indirectly  secured by real  estate or  interests  therein  or issued  by  companies  which invest in real estate or interests therein.

5.    Make  loans to other  persons,  except  that the  acquisition  of  bonds, debentures  or  other  corporate  debt  securities  and  investment  in government  obligations,  commercial paper,  pass-through  instruments, certificates of deposit,  bankers'  acceptances,  repurchase agreements or any  similar  instruments  shall not be deemed to be the making of a loan,  and  except  further  that  the  Fund  may  lend  its  portfolio securities,  provided that the lending of portfolio  securities  may be made only in accordance  with  applicable  law and the  guidelines  set forth in the Fund's Registration  Statement,  as it may be amended from time to time.

6.    Issue  senior  securities  to the  extent  such  issuance  would  violate applicable law.

7.    Borrow money,  except that (i) the Fund may borrow from banks (as defined in the  Investment  Company  Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed),  (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes,  (iii) the
        Fund may  obtain  such short term  credit as may be  necessary  for the clearance of purchases and sales of portfolio securities,  and (iv) the
        Fund may  purchase  securities  on margin to the  extent  permitted  by applicable  law.  The Fund may not  pledge  its  assets  other  than to secure  such  borrowings  or, to the  extent  permitted  by the  Fund's investment policies as set forth in its Registration  Statement,  as it
        may  be  amended  from  time  to  time,  in  connection   with  hedging
        transactions,   short  sales,   when  issued  and  forward   commitment
        transactions and similar investment strategies.

8.    Underwrite  securities  of  other  issuers  except  insofar  as the  Fund technically  may be deemed an  underwriter  under the Securities Act in selling portfolio securities.

9.    Purchase or sell  commodities or contracts on commodities,  except to the extent that the Fund may do so in accordance  with  applicable  law and the Fund's  registration  statement,  as it may be amended from time to time,  and without  registering  as a commodity pool operator under the
        Commodity Exchange Act.

      With  respect  to  the  Fund's  fundamental   restriction  on  purchasing
securities on margin,  the Fund is currently  prohibited by law from purchasing securities  on  margin  and will  not do so  unless  current  law  changes.  In addition,  although the Fund is classified as a non-diversified  fund under the
Investment Company Act and is not subject to the  diversification  requirements of the  Investment  Company  Act,  the Fund is required to comply with  certain requirements  under  the  Internal  Revenue  Code  of  1986,  as  amended  (the
"Code").  These  requirements  include  limiting its investments so that at the close of each  quarter of the taxable  year (i) not more than 25% of the market value of the Fund's  total assets are  invested in the  securities  of a single issuer,  or any two (2) or more issuers  which are  controlled  by the Fund and engaged in the same,  similar or related  businesses,  and (ii) with respect to
50% of the  market  value of its total  assets,  not more than 5% of the market value of its total assets are invested in  securities of a single  issuer,  and the Fund does not own more than 10% of the outstanding  voting  securities of a single  issuer.  The U.S.  Government,  its agencies and  instumentalities  and other  regulated  investment  companies are not included  within the definition of "issuer" for purposes of the diversification requirements of the Code.

      The   applicable   Master  Fund  has  adopted   investment   restrictions
substantially  identical to the foregoing,  which are  fundamental  policies of the Master Fund and may not be changed  without the  approval of the holders of a majority of the interests of the Master Fund.

      In addition, the Fund has adopted  non-fundamental  restrictions that may
be  changed  by  the   Trustees   without   shareholder   approval.   Like  the
fundamental restrictions,  none of the non-fundamental restrictions,  including but not  limited  to  restriction  (a)  below,  shall  prevent  the  Fund  from investing  all of  its  assets  in  shares  of  another  registered  investment company with the same  investment  objective  (in a  master/feeder  structure).
Under the non-fundamental investment restrictions, the Fund may not:

(a)   Purchase securities of other investment  companies,  except to the extent such  purchases  are  permitted  by  applicable  law.  As a  matter  of policy,  however,  the Fund will not purchase  shares of any registered open-end  investment  company or registered unit  investment  trust, in
        reliance   on  Section   12(d)(1)(F)   or  (G)  (the  "fund  of  funds"
        provisions)  of the  Investment  Company  Act,  at any time the  Fund's shares  are owned by  another  investment  company  that is part of the same group of investment companies as the Fund.

(b)   Invest in securities  that cannot be readily  resold  because of legal or
        contractual   restrictions  or  that  cannot   otherwise  be  marketed,
        redeemed or put to the issuer or a third party  because of a lack of an active trading market,  if at the time of acquisition  more than 15% of its net assets would be invested in such  securities.  This restriction shall not apply to  securities  that  mature  within  seven (7) days or securities  that the Trustees  have  otherwise  determined to be liquid pursuant to applicable  law.  Securities  purchased in accordance  with
        Rule 144A under the  Securities  Act (which are  restricted  securities that can be resold to qualified  institutional  buyers,  but not to the general  public) and  determined  to be liquid by the  Trustees are not subject to the limitations set forth in this investment restriction.

(c)   Make any additional  investments if the amount of its borrowings  exceeds
        5%  of  its  total  assets.  Borrowings  do  not  include  the  use  of
        investment   techniques   that  may  be  deemed  to  create   leverage,
        including,  but not  limited  to,  such  techniques  as  dollar  rolls, when-issued securities, options and futures.

      In addition to the non-fundamental  investment  restrictions listed above notwithstanding  fundamental  restriction 9 listed above, as a  non-fundamental investment  restriction  the Fund will not  change  fundamental  restriction  9 without first obtaining shareholder  approval.  If a percentage  restriction on the  investment  or use of assets  set forth  above is adhered to at the time a transaction is effected,  later changes in percentages  resulting from changing values will not be  considered a violation  (except for the Fund's  policies on borrowing and illiquid securities).

      The Master Fund has adopted investment restrictions substantially identical to the foregoing, which are non fundamental policies of the Master
Fund and may be changed by the Trustees of the Master Fund without shareholder approval.

      The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities.  Therefore, the Fund and Master Fund have adopted an investment policy pursuant to which neither the Fund nor the Master Fund will purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of the market value of OTC options currently outstanding which are held by the Fund or the Master Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund or the Master Fund and margin deposits on the Fund's or the Master Fund's existing OTC options on futures contracts exceeds 15% of the net assets of the Fund or the Master
Fund taken at market value, together with all other assets of such Fund or the Master Fund which are illiquid or are not otherwise readily marketable.
However, if the OTC option is sold by the Fund or the Master Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve
Bank of New York and if the Fund or the Master Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund or the Master Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price).  The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money."  This policy as to OTC options is not a fundamental policy of the Fund or the Master Fund and may be amended by the Trustees or the Directors without the approval of the shareholders.  However, the Trustees will not change or modify this policy prior to the change or modification by the Commission staff of its position.

      Rule 10f-3 under the Investment Company Act sets forth the conditions under which the Master Fund may purchase from an underwriting syndicate in which Merrill Lynch is a member.  Otherwise, the Fund and the Master Fund are prohibited from engaging in portfolio transactions with Merrill Lynch or its affiliates acting as principal without an exemptive order. See "Portfolio
Transactions and Brokerage."

      OSM - Mercury  Advisors  Focus  Growth  Fund - The  following  investment restrictions  are fundamental  policies of OSM - Mercury  Advisors Focus Growth
Fund.  Unless  otherwise  provided,  all  references to the Fund's assets below are in terms of  current  market  value.  Provided  that none of the  following restrictions  shall  prevent  the Fund  from  investing  all of its  assets  in shares  of  another  registered  investment  company  with the same  investment objective (in a master/feeder structure), the Fund may not:

1.    Invest more than 25% of its total  assets,  taken at market  value at the
        time  of  each  investment,   in  the  securities  of  issuers  in  any
        particular  industry  (excluding  the U.S.  Government and its agencies and instrumentalities).

2.    Make  investments  for the purpose of exercising  control or  management.
        Investments by the Fund in  wholly-owned  investment  entities  created under the laws of  certain  countries  will not be deemed the making of investments for the purpose of exercising control or management.

3.    Purchase or sell real  estate,  except that,  to the extent  permitted by
        applicable  law,  the  Fund  may  invest  in  securities   directly  or
        indirectly  secured by real  estate or  interests  therein or issued by companies that invest in real estate or interests therein.

4.    Make  loans to other  persons,  except  that the  acquisition  of  bonds, debentures  or  other  corporate  debt  securities  and  investment  in governmental  obligations,  commercial paper, pass-through instruments, certificates of deposit,  bankers' acceptances,  repurchase agreements, purchase  and sale  contracts or any similar  instruments  shall not be deemed to be the  making of a loan,  and except  further  that the Fund may  lend its  portfolio  securities,  provided  that  the  lending  of portfolio  securities  may be made only in accordance  with  applicable law  and  the  guidelines  set  forth  in  the  Fund's  Prospectus  and
        Statement of Additional  Information,  as they may be amended from time to time.

5.    Issue  senior  securities  to the  extent  such  issuance  would  violate applicable law.

6.    Borrow money,  except that (i) the Fund may borrow from banks (as defined in the  Investment  Company  Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed),  (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes,  (iii) the
        Fund may obtain  such  short-term  credit as may be  necessary  for the clearance of purchases and sales of portfolio  securities  and (iv) the
        Fund may  purchase  securities  on margin to the  extent  permitted  by applicable  law.  The Fund may not  pledge  its  assets  other  than to secure  such  borrowings  or, to the  extent  permitted  by the  Fund's investment  policies as set forth in its  Prospectus  and  Statement of
        Additional  Information,  as they may be amended from time to time,  in connection  with hedging  transactions,  short sales,  when-issued  and forward commitment transactions and similar investment strategies.

7.    Underwrite  securities  of  other  issuers  except  insofar  as the  Fund technically  may be deemed an  underwriter  under the Securities Act of
        1933 in selling portfolio securities.

8.    Purchase or sell  commodities or contracts on commodities,  except to the extent that the Fund may do so in accordance  with  applicable  law and the Fund's Prospectus and Statement of Additional Information,  as they may be  amended  from  time  to  time,  and  without  registering  as a commodity pool operator under the Commodity Exchange Act.

      The  applicable  Master  Fund in  which  the  Fund  invests  has  adopted investment  restrictions  substantially  identical to the foregoing,  which are fundamental  policies  of the Master Fund and may not be changed  with  respect to the Master  Fund  without  the  approval of the holders of a majority of the interests of the Master Fund.

      In addition, the Fund has adopted  non-fundamental  restrictions that may
be  changed  by  the  Board  of  Trustees  of  the  Fund  without   shareholder
approval.  Like  the  fundamental  restrictions,  none  of the  non-fundamental restrictions,  including  but not  limited  to  restriction  (1)  below,  shall prevent  the Fund  from  investing  all of its  assets  in  shares  of  another registered  investment  company  with  the  same  investment  objective  (in  a master/feeder  structure).  The applicable  Master Fund has adopted  investment
restrictions    substantially   identical   to   the   following,   which   are
non-fundamental  policies  of  the  Master  Fund  and  may  be  changed  by the
Trustees  of  the  Master  Fund  without   shareholder   approval.   Under  the
non-fundamental investment restrictions, the Fund may not:

1.    Purchase securities of other investment  companies,  except to the extent such  purchases  are  permitted  by  applicable  law.  As a  matter  of policy,  however,  the Fund will not purchase  shares of any registered open-end  investment  company or registered unit  investment  trust, in
        reliance   on  Section   12(d)(1)(F)   or  (G)  (the  "fund  of  funds"
        provisions) of the  Investment  Company Act, at any time its shares are owned by another  investment  company that is part of the same group of investment companies as the Fund.

2.    Make short sales of  securities or maintain a short  position,  except to the extent  permitted by applicable  law. The Fund  currently  does not intend to engage in short sales, except short sales "against the box."

3.    Invest in securities  that cannot be readily  resold  because of legal or
        contractual   restrictions  or  that  cannot   otherwise  be  marketed,
        redeemed  or put to the  issuer  or a third  party,  if at the  time of acquisition  more than 15% of its net assets  would be invested in such securities.  This  restriction  shall  not  apply  to  securities  that mature  within  seven (7) days or  securities  that the Trustees of the
        Fund have  otherwise  determined  to be liquid  pursuant to  applicable law.  Securities  purchased  in  accordance  with Rule  144A  under the
        Securities Act (which are restricted  securities  that can be resold to qualified  institutional  buyers,  but not to the  general  public) and determined  to be liquid by the Board of  Trustees  of the Fund are not subject to the limitations set forth in this investment restriction.

4.    Notwithstanding  fundamental  investment  restriction  (6) above,  borrow money or pledge its assets,  except that the Fund (a) may borrow from a bank as a temporary measure for extraordinary or emergency  purposes or to meet  redemption  in amounts not  exceeding 33 1/3% (taken at market value)  of its total  assets  and  pledge  its  assets  to secure  such borrowing,  (b) may obtain such  short-term  credit as may be necessary for the  clearance of purchases and sales of portfolio  securities  and
        (c) may  purchase  securities  on margin  to the  extent  permitted  by
        applicable  law.   However,   at  the  present  time,   applicable  law
        prohibits the Fund from  purchasing  securities on margin.  The deposit or payment by the Fund of initial  or  variation  margin in  connection with  financial  futures  contracts  or  options  transactions  is  not considered  to be the  purchase of a security on margin.  The  purchase of securities  while a borrowing is outstanding will have the effect of leveraging the Fund. Such leveraging or borrowing  increases the Fund's exposure  to capital  risk and  borrowed  funds are subject to interest costs  which  will  reduce  net  income.  The Fund  will  not  purchase securities while borrowing exceeds 5% of its total assets.

      The staff of the  Commission  has taken the position  that  purchased OTC options and the assets  used as cover for  written  OTC  options  are  illiquid
securities.   Therefore,   the  Fund  and  the  Master  Fund  have  adopted  an
investment  policy  pursuant to which neither the Fund nor the Master Fund will purchase or sell OTC options  (including OTC options on futures  contracts) if, as a result of such  transaction,  the sum of the market  value of OTC  options currently  outstanding  that  are  held by the  Fund or the  Master  Fund,  the market  value  of  the  underlying  securities  covered  by  OTC  call  options currently  outstanding  that  were  sold by the  Fund or the  Master  Fund  and margin  deposits  on the Fund's or the Master  Fund's  existing  OTC options on financial  futures  contracts  exceeds 15% of the net assets of the Fund or the
Master  Fund,  taken at market  value,  together  with all other  assets of the
Fund  or the  Master  Fund  that  are  illiquid  or are not  otherwise  readily marketable.  However,  if the OTC  option  is sold  by the  Fund or the  Master
Fund to a primary U.S.  Government  securities dealer recognized by the Federal
Reserve  Bank  of  New  York  and if  the  Fund  or the  Master  Fund  has  the
unconditional  contractual  right to repurchase such OTC option from the dealer at a  predetermined  price,  then the Fund or the  Master  Fund  will  treat as illiquid  such  amount  of  the  underlying  securities  as  is  equal  to  the repurchase price less the amount by which the option is  "in-the-money"  (i.e., current market value of the  underlying  securities  minus the option's  strike price).  The repurchase  price with the primary  dealers is typically a formula price that is  generally  based on a multiple of the premium  received  for the option,  plus the amount by which the  option is  "in-the-money."  This  policy as to OTC  options is not a  fundamental  policy of the Fund or the Master Fund and may be  amended  by the  Board  of  Trustees  of the  Fund or the  Board of
Trustees of the Master Fund  without the  approval of the Fund's  shareholders.
However,  the  Trustees  will not  change or modify  this  policy  prior to the change or modification by the Commission staff of its position.

      In  addition,  as a  non-fundamental  policy  that may be  changed by the
Board of Trustees and to the extent  required by the  Commission  or its staff, the Fund will,  for purposes of  fundamental  investment  restrictions  (1) and
(2),  treat  securities  issued  or  guaranteed  by the  government  of any one foreign country as the obligations of a single issuer.

      As  another   non-fundamental   policy,  the  Fund  will  not  invest  in
securities   that  are  (a)  subject  to   material   legal   restrictions   on
repatriation  of assets or (b)  cannot be  readily  resold  because of legal or contractual  restrictions  or  which  are  not  otherwise  readily  marketable, including  repurchase  agreements and purchase and sales contracts  maturing in more than seven (7) days, if, regarding all such  securities,  more than 15% of its net assets, taken at market value would be invested in such securities.

      Because of the  affiliation of Merrill Lynch with Mercury  Advisors,  the
Master  Fund is  prohibited  from  engaging in certain  transactions  involving
Merrill Lynch or its  affiliates  except for brokerage  transactions  permitted
under  the   Investment   Company  Act  involving   only  usual  and  customary
commissions  or   transactions   pursuant  to  an  exemptive  order  under  the
Investment  Company Act. See "Portfolio  Transactions  and Brokerage."  Without
such an exemptive  order the Master Fund would be  prohibited  from engaging in portfolio  transactions  with Merrill Lynch or any of its affiliates  acting as principal.  Rule  10f-3  under  the  Investment  Company  Act  sets  forth  the conditions  under  which the  Master  Fund may  purchase  from an  underwriting syndicate in which Merrill Lynch is a member.

      OSM - QM Active  Balanced Fund, OSM - Jennison Growth Fund, OSM - Salomon
Brothers  Capital  Fund  and OSM -  Gartmore  Millennium  Growth  Fund  II- The
following  investment  restrictions  are  fundamental  policies of the OSM - QM
Active  Balanced  Fund,  OSM - Jennison  Growth  Fund,  OSM - Salomon  Brothers
Capital Fund and the OSM - Gartmore Millennium Growth Fund II.

      |_|  The Fund  cannot  buy  securities  issued or  guaranteed  by any one issuer  if more  than 5% of its  total  assets  would  be  invested  in securities  of that  issuer  or if it would  then own more  than 10% of that issuer's voting  securities.  That  restriction  applies to 75% of the Fund's  total  assets  (50% of the OSM - Salomon  Brothers  Capital
        Fund's total  assets).  The limit does not apply to  securities  issued by the U.S. Government or any of its agencies or  instrumentalities  or securities of other investment companies.
      |_|  The  Fund  cannot  invest  in  physical   commodities   or  physical
        commodity  contracts.  However,  the  Fund  can  buy and  sell  hedging instruments  to  the  extent  specified  in  its  Prospectus  and  this
        Statement of  Additional  Information  from time to time.  The Fund can also buy and sell options,  futures,  securities  or other  instruments backed by, or the  investment  return from which,  is linked to changes in the price of, physical commodities.
|_|   The Fund cannot make loans except (a) through lending of securities,  (b)
        through  the  purchase  of debt  instruments,  loan  participations  or similar  evidences of indebtedness,  (c) through an inter-fund  lending program  with  other  affiliated  funds,  and  (d)  through  repurchase agreements.
|_|   The Fund  cannot  borrow  money in  excess of 33 1/3% of the value of its total  assets.  The Fund may borrow only from banks  and/or  affiliated investment  companies.  With respect to this  fundamental  policy,  the
        Fund  can  borrow  only if it  maintains  a 300%  ratio  of  assets  to borrowings  at all  times in the  manner  set  forth in the  Investment
        Company Act of 1940.
|_|   The Fund  cannot  concentrate  investments.  That means it cannot  invest
        25% or more of its total assets in companies in any one industry.
      |_|  The  Fund  cannot  underwrite  securities  of  other  companies.   A
        permitted  exception is in case it is deemed to be an underwriter under the Securities  Act of 1933 when  reselling any securities  held in its own portfolio.
|_|   The Fund cannot  invest in real estate or in  interests  in real  estate.
        However,  the  Fund  can  purchase  readily-marketable   securities  of
        companies holding real estate or interests in real estate.
|_|   The Fund cannot issue  "senior  securities."  However,  that  restriction does  not  prohibit  the  Fund  from  borrowing  money  subject  to the provisions  set forth in this Statement of Additional  Information,  or from entering into margin,  collateral or escrow arrangements permitted by its other investment policies.

      |X| Do the Funds Have Any  Restrictions  That Are Not  Fundamental?  Each
Fund has a number of other  investment  restrictions  that are not  fundamental policies,  which  means that they can be  changed  by vote of a  majority  of a
Fund's Board of Trustees without shareholder approval.

|_|   A Fund cannot  invest in companies  for the purpose of acquiring  control or management of them.
|_|   A Fund  cannot  pledge,  mortgage  or  hypothecate  any  of  its  assets.
        However,  this does not prohibit the escrow  arrangements  contemplated
        by  writing  covered  call  options  or  other   collateral  or  margin
        arrangements  in  connection  with  any  of  the  hedging   instruments
        permitted by any of its other investment policies.

      Unless the Prospectus or this Statement of Additional  Information states that a percentage  restriction  applies on an ongoing basis, it applies only at the time the Fund  makes an  investment.  A Fund  need not sell  securities  to meet  the  percentage  limits  if the  value  of the  investment  increases  in proportion to the size of the Fund.

      For purposes of a Fund's policy not to  concentrate  its  investments  as described above, a Fund has adopted the industry  classifications  set forth in
Appendix  B to  this  Statement  of  Additional  Information.  That  is  not  a
fundamental policy.

How the Funds are Managed

Organization  and History.  Oppenheimer  Select  Managers  (the  "Trust") is an
open-end  management  investment company with an unlimited number of authorized shares of  beneficial  interest.  The Trust was  organized  as a  Massachusetts business trust on November 10, 2000.

      The  Trust  and  each  series  of the  Trust  is  governed  by a Board of
Trustees,  which is responsible  for  protecting the interests of  shareholders under  Massachusetts  law. The Trustees meet  periodically  throughout the year to oversee  each  Fund's  activities,  review its  performance,  and review the actions of the Adviser and  Subadvisers.  Although  each Fund will not normally hold annual  meetings of its  shareholders,  it may hold  shareholder  meetings from time to time on  important  matters,  and  shareholders  have the right to call a meeting  to remove a Trustee or to take other  action  described  in the
Trust's Declaration of Trust.

      |X|  Classes  of Shares.  The Board of  Trustees  has the power,  without shareholder  approval,  to divide  unissued shares of each Fund into two (2) or more  classes.  The Board has done so,  and each  Fund  currently  has five (5)
classes  of  shares:  Class A,  Class  B,  Class  C,  Class N and  Class Y. All
classes invest in the same investment portfolio.  Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have  separate  voting  rights on matters in which  interests  of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each  share of each class has one vote at shareholder  meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote  of  shareholders.  Each  share  of  the  Fund represents  an interest in the Fund  proportionately  equal to the  interest of each other share of the same class.

      The Trustees are  authorized  to create new series and classes of shares.
The Trustees may reclassify  unissued shares of a Fund into  additional  series or classes of shares.  The  Trustees  also may divide or combine  the shares of a class  into a  greater  or  lesser  number of  shares  without  changing  the proportionate  beneficial  interest of a shareholder  in a Fund.  Shares do not have  cumulative  voting rights or preemptive or  subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

|X|   Meetings of  Shareholders.  As a Massachusetts  business trust, the Trust and each series
of the  Trust  is not  required  to hold,  and  does not plan to hold,  regular annual  meetings of  shareholders.  The Trust and each series of the Trust will hold  meetings when  required to do so by the  Investment  Company Act or other applicable  law.  It will also do so when a  shareholder  meeting  is called by the Trustees or upon proper request of the shareholders.

      Shareholders  have the right,  upon the declaration in writing or vote of two-thirds of the  outstanding  shares of the Trust,  to remove a Trustee.  The
Trustees  will call a  meeting  of  shareholders  to vote on the  removal  of a
Trustee  upon  the  written  request  of  the  record  holders  of  10%  of its outstanding  shares.  If the  Trustees  receive  a  request  from at  least  10 shareholders  stating that they wish to communicate with other  shareholders to request a meeting to remove a  Trustee,  the  Trustees  will then  either  make each  Fund's  shareholder  list  available  to the  applicants  or  mail  their communication  to all  other  shareholders  at  the  applicants'  expense.  The shareholders  making the request must have been  shareholders  for at least six
(6)  months  and must  hold  shares  of a Fund  valued  at  $25,000  or more or constituting at least 1% of the Fund's outstanding  shares,  whichever is less.
The  Trustees  may also  take  other  action  as  permitted  by the  Investment
Company Act.

      |X|  Shareholder  and  Trustee  Liability.  The  Trust's  Declaration  of
Trust contains an express  disclaimer of  shareholder or Trustee  liability for the Trust's and each Fund's  obligations.  It also provides for indemnification and  reimbursement  of expenses out of a Fund's  property  for any  shareholder held  personally  liable for its  obligations.  The  Declaration  of Trust also states  that upon  request,  a Fund shall  assume the defense of any claim made against a  shareholder  for any act or  obligation  of a Fund and shall satisfy any  judgment  on that claim.  Massachusetts  law  permits a  shareholder  of a business  trust  (such  as  the  Trust)  to  be  held  personally  liable  as a
"partner"  under certain  circumstances.  However,  the risk that a shareholder will incur  financial  loss from being held liable as a "partner"  of a Fund is limited  to the  relatively  remote  circumstances  in  which a Fund  would  be unable to meet its obligations.

      A Fund's  contractual  arrangements  state that any person doing business with the Trust (and each  shareholder  of a Fund) agrees under its  Declaration of Trust to look solely to the assets of a Fund for  satisfaction  of any claim or demand that may arise out of any  dealings  with a Fund.  Additionally,  the
Trustees  shall have no personal  liability to any such  person,  to the extent permitted by law.

Trustees  and  Officers of the Funds.  The Funds'  Trustees  and  officers  and their principal  occupations and business  affiliations and occupations  during the past five (5) years are listed  below.  Trustees  denoted  with an asterisk
(*)  below  are  deemed  to be  "interested  persons"  of the  Fund  under  the
Investment  Company  Act.  All of the Trustees are Trustees or Directors of the
following Oppenheimer funds:

Oppenheimer Cash Reserves        Oppenheimer Select Managers
                                 Oppenheimer  Senior  Floating Rate
Oppenheimer Champion Income Fund Fund
Oppenheimer Capital Income Fund  Oppenheimer Strategic Income Fund
                                 Oppenheimer   Total  Return  Fund,
Oppenheimer High Yield Fund      Inc.
Oppenheimer  International  Bond
Fund                             Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds      Panorama Series Fund, Inc.
Oppenheimer         Limited-Term
Government Fund                  Centennial America Fund, L. P.
Oppenheimer  Main Street  Funds, Centennial  California  Tax Exempt
Inc.                             Trust
Oppenheimer      Main     Street
Opportunity Fund                 Centennial Government Trust
Oppenheimer  Main  Street  Small
Cap Fund                         Centennial Money Market Trust
                                 Centennial  New  York  Tax  Exempt
Oppenheimer Municipal Fund       Trust
Oppenheimer Real Asset Fund      Centennial Tax Exempt Trust

    Ms. Macaskill and Messrs.  Bishop,  Wixted,  Donohue,  Farrar and Zack, who
are  officers  of the Funds,  respectively  hold the same  offices of the other
Oppenheimer   funds  listed  above.  As  of  the  date  of  this  Statement  of
Additional  Information,  OppenheimerFunds,  Inc.  is the sole  shareholder  of each  class of  shares of each  Fund.  The  Trustees  and the  officers  of the
Funds as a group  owned less than 1% of the  outstanding  shares of each of the
Funds.

James C. Swain*, Chairman, Chief Executive Officer and Trustee, Age: 67
6803 South Tucson Way, Englewood, Colorado 80112
Vice  Chairman of  OppenheimerFunds,  Inc.  (the  "Manager")  (since  September
1988);  formerly  President  and a  director  of  Centennial  Asset  Management
Corporation,  a  wholly-owned  subsidiary  of the Manager  and  Chairman of the
Board of  Shareholder  Services,  Inc.,  a  transfer  agent  subsidiary  of the
Manager.

Bridget A. Macaskill*, President and Trustee, Age: 51.
Two World Trade Center, New York, New York 10048-0203
Chairman (since August 2000),  Chief Executive  Officer (since  September 1995)
and  a  director  (since  December  1994)  of  the  Manager;  President  (since
September   1995)  and  a  director   (since   October  1990)  of   Oppenheimer
Acquisition  Corp.,  the Manager's  parent holding  company;  President,  Chief
Executive   Officer  and  a  director   (since   March  2000)  of  OFI  Private
Investments,  Inc., an investment adviser  subsidiary of the Manager;  Chairman
and  a  director  of  Shareholder  Services,   Inc.  (since  August  1994)  and
Shareholder  Financial  Services,  Inc. (since September 1995),  transfer agent subsidiaries of the Manager;  President  (since  September 1995) and a director
(since  November 1989) of  Oppenheimer  Partnership  Holdings,  Inc., a holding company  subsidiary  of the Manager;  President and a director  (since  October
1997) of  OppenheimerFunds  International  Ltd.,  an offshore  fund  management subsidiary of the Manager and of Oppenheimer  Millennium  Funds plc; a director
of  HarbourView  Asset  Management   Corporation   (since  July  1991)  and  of
Oppenheimer Real Asset Management,  Inc. (since July 1996),  investment adviser
subsidiaries   of   the   Manager;   a   director   (since   April   2000)   of
OppenheimerFunds  Legacy  Program,  a charitable  trust program  established by the  Manager;  a  director  of  Prudential  Corporation  plc (a U.K.  financial
service  company);   President  and  a  trustee  of  other  Oppenheimer  funds;
formerly President of the Manager (June 1991 - August 2000).

William L. Armstrong, Trustee, Age: 63.
11 Carriage Lane, Littleton, Colorado 80121
Chairman of the following  private  mortgage  banking  companies:  Cherry Creek
Mortgage  Company  (since  1991),  Centennial  State  Mortgage  Company  (since
1994),  The  El  Paso  Mortgage  Company  (since  1993),   Transland  Financial
Services,  Inc.  (since  1997);  Chairman of the following  private  companies:
Frontier Real Estate,  Inc.  (residential  real estate brokerage) (since 1994),
Frontier  Title  (title   insurance   agency)  (since  1995),   Great  Frontier
Insurance  (insurance  agency)  (since 1995) and Ambassador  Media  Corporation
(since 1984);  Director of the following public companies:  Storage  Technology
Corporation  (computer  equipment  company)  (since  1991),  Helmerich & Payne,
Inc. (oil and gas  drilling/production  company)  (since  1992),  UNUMProvident
(insurance  company) (since 1991);  formerly  Director of International  Family
Entertainment  (television  channel)  (1992 - 1997) and Natec  Resources,  Inc.
(air pollution control equipment and services  company)  (1991-1995);  formerly
U.S. Senator (January 1979-January 1991).

Robert G. Avis*, Trustee, Age: 69.
10369 Clayton Road, St. Louis, Missouri 63131
Director and  President  of A.G.  Edwards  Capital,  Inc.  (General  Partner of
private  equity funds),  formerly,  until March 2000,  Chairman,  President and
Chief Executive Officer of A.G. Edwards Capital,  Inc.;  formerly,  until March
1999,  Vice  Chairman and Director of A.G.  Edwards,  Inc. and Vice Chairman of
A.G.  Edwards & Sons,  Inc. (its  brokerage  company  subsidiary);  until March
1999,  Chairman  of A.G.  Edwards  Trust  Company and A.G.E.  Asset  Management
(investment  adviser);  until March 2000, a Director of A.G. Edwards & Sons and
A.G. Edwards Trust Company.

George C. Bowen, Trustee, Age: 64. 9224 Bauer Ct., Lone Tree, Colorado 80124
Formerly  (until April 1999) Mr.  Bowen held the  following  positions:  Senior
Vice President  (from  September  1987) and Treasurer  (from March 1985) of the
Manager;  Vice President  (from June 1983) and Treasurer  (since March 1985) of
OppenheimerFunds,  Distributor,  Inc.,  a  subsidiary  of the  Manager  and the
Fund's  Distributor;  Senior Vice President  (since February  1992),  Treasurer
(since July 1991),  Assistant  Secretary and a director  (since  December 1991)
of Centennial  Asset  Management  Corporation;  Vice  President  (since October
1989)  and  Treasurer  (since  April  1986)  of  HarbourView  Asset  Management
Corporation;   President,  Treasurer  and  a  director  of  Centennial  Capital
Corporation  (since June 1989);  Vice  President  and  Treasurer  (since August
1978) and Secretary  (since April 1981) of  Shareholder  Services,  Inc.;  Vice
President,  Treasurer and Secretary of  Shareholder  Financial  Services,  Inc.
(since November 1989);  Assistant  Treasurer of Oppenheimer  Acquisition  Corp.
(since  March  1998);  Treasurer  of  Oppenheimer  Partnership  Holdings,  Inc.
(since November 1989);  Vice President and Treasurer of Oppenheimer  Real Asset
Management,   Inc.   (since   July   1996);   Treasurer   of   OppenheimerFunds
International Ltd. and Oppenheimer Millennium Funds plc (since October 1997).

Edward L. Cameron, Trustee, Age: 62.
Spring Valley Road, Morristown, New Jersey 07960
Formerly  (from  1974-1999)  a  partner  with  PricewaterhouseCoopers  LLC  (an
accounting  firm)  and  Chairman,   Price  Waterhouse  LLP  Global   Investment
Management Industry Services Group (from 1994-1998).

Jon S. Fossel, Trustee, Age: 58
810 Jack Creek Road, Ennis, Montana 59729
Formerly  (until  October  1995)  Chairman  and  a  director  of  the  Manager;
President  and  a  director  of  Oppenheimer  Acquisition  Corp.,   Shareholder
Services, Inc. and Shareholder Financial Services, Inc.

Sam Freedman, Trustee, Age: 60.
4975 Lakeshore Drive, Littleton, Colorado 80123
Formerly  (until  October  1994)  Chairman  and  Chief  Executive   Officer  of
OppenheimerFunds  Services,  Chairman,  Chief Executive  Officer and a director of Shareholder Services,  Inc., Chairman,  Chief Executive Officer and director of  Shareholder  Financial  Services,  Inc.,  Vice  President  and  director of
Oppenheimer Acquisition Corp. and a director of OppenheimerFunds, Inc.

C. Howard Kast, Trustee, Age: 78.
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee, Age: 79.
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

F. William Marshall, Jr., Trustee, Age: 58.
87 Ely Road, Longmeadow, MA  01106
Formerly  (until 1999)  Chairman of SIS & Family  Bank,  F.S.B.  (formerly  SIS
Bank);  President,  Chief Executive Officer and Director of SIS Bankcorp,  Inc.
and SIS  Bank  (formerly  Springfield  Institution  for  Savings)  (1993-1999);
Executive  Vice President  (until 1999) of Peoples  Heritage  Financial  Group,
Inc.;  Chairman and Chief  Executive  Office of Bank of Ireland First Holdings,
Inc.  and  First New  Hampshire  Banks  (1990-1993);  Trustee  (since  1996) of
MassMutual  Institutional  Funds and of MML Series  Investment  Fund  (open-end investment companies).

Andrew J. Donohue, Secretary, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General Counsel (since October
1991) and a director  (since  September  1995) of the Manager;  Executive  Vice
President  (since  September  1993)  and a  director  (since  January  1992) of
OppenheimerFunds  Distributor,  Inc.; Executive Vice President, General Counsel
and  a  director  (since  September  1995)  of  HarbourView   Asset  Management
Corporation,  Shareholder Services,  Inc., Shareholder Financial Services, Inc.
and Oppenheimer  Partnership Holdings,  Inc., of OFI Private Investments,  Inc.
(since  March 2000),  and of PIMCO Trust  Company  (since May 2000);  President and a director of  Centennial  Asset  Management  Corporation,  a subsidiary of the Manager) (since September 1995) and of Oppenheimer  Real Asset  Management,
Inc. (since July 1996);  Vice President and a director  (since  September 1997)
of  OppenheimerFunds  International Ltd. and Oppenheimer  Millennium Funds plc;
a director  (since  April 2000) of  OppenheimerFunds  Legacy  Program;  General
Counsel  (since  May 1996) and  Secretary  (since  April  1997) of  Oppenheimer
Acquisition Corp.; an officer of other Oppenheimer funds.

Robert Bishop, Assistant Treasurer, Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President of the  Manager/Mutual  Fund  Accounting  (since May 1996);  an officer of other  Oppenheimer  funds;  formerly an Assistant  Vice President of the  Manager/Mutual  Fund  Accounting  (April  1994  - May  1996),  and a  Fund
Controller for the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 34.
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President  of  the  Manager/Mutual  Fund  Accounting  (since  May  1996);
Assistant  Treasurer of Oppenheimer  Millennium Funds plc (since October 1997);
an officer of other  Oppenheimer  funds;  formerly an Assistant  Vice President of the  Manager/Mutual  Fund  Accounting  (April  1994 - May 1996),  and a Fund
Controller for the Manager.

Brian W. Wixted, Treasurer, Age: 40.
6803 South Tucson Way, Englewood, Colorado 80112
Senior  Vice  President  and  Treasurer  (since  April  1999)  of the  Manager;
Treasurer of HarbourView Asset Management  Corporation,  Shareholder  Services,
Inc.,  Shareholder  Financial  Services,   Inc.  and  Oppenheimer   Partnership
Holdings,   Inc.  (since  April  1999);   Assistant  Treasurer  of  Oppenheimer
Acquisition Corp. (since April 1999);  Assistant  Secretary of Centennial Asset
Management  Corporation  (since  April  1999);  formerly  Principal  and  Chief
Operating  Officer,  Bankers  Trust  Company - Mutual  Fund  Services  Division
(March 1995 - March 1999);  Vice  President and Chief  Financial  Officer of CS
First Boston  Investment  Management  Corp.  (September 1991 - March 1995); and
Vice  President  and  Accounting   Manager,   Merrill  Lynch  Asset  Management
(November 1987 - September 1991).

Robert G. Zack, Assistant Secretary, Age: 51.
Two World Trade Center, New York, New York 10048-0203
Senior Vice  President  (since May 1985) and Associate  General  Counsel (since
May 1981) of the Manager,  Assistant  Secretary of Shareholder  Services,  Inc.
(since May 1985),  and  Shareholder  Financial  Services,  Inc. (since November
1989);   Assistant  Secretary  of   OppenheimerFunds   International  Ltd.  and
Oppenheimer  Millennium  Funds plc (since  October  1997);  an officer of other
Oppenheimer funds.

       |X|  Remuneration  of  Trustees.  The  officers  of the  Funds  and  two
Trustees,  Ms.  Macaskill and Mr. Swain,  are  affiliated  with the Manager and receive no salary or fee from the Funds.  The  remaining  Trustees  of the Fund receive the  compensation  shown below.  The  aggregate  compensation  from the
Fund  is  estimated  for  its  fiscal  year  ending   November  31,  2001.  The
compensation  from  all of the  Denver-based  Oppenheimer  funds  includes  the
compensation  from  the  Fund  and  represents   compensation   received  as  a
director,  trustee,  managing  general  partner or member of a committee of the
Board during the calendar year 2000.

------------------------------------------------------
                                      Total
Trustee's Name and     Estimated      Compensation
Other Positions        Aggregate       from all
                       Compensation   Denver-
                       from each      Based
                       Fund1          Oppenheimer
                                      Funds2    (40
                                      Funds)
------------------------------------------------------
------------------------------------------------------

William Armstrong           $123      $49,270

------------------------------------------------------
------------------------------------------------------

Robert G. Avis              $179      $72,000

------------------------------------------------------
------------------------------------------------------

Edward Cameron              $67       $26,709

------------------------------------------------------
------------------------------------------------------

George C. Bowen              $139     $55,948

------------------------------------------------------
------------------------------------------------------

Jon. S. Fossel              $194      $77,880
Review Committee
Member
------------------------------------------------------
------------------------------------------------------
Sam Freedman
Review Committee            $199      $80,100
Member
------------------------------------------------------
------------------------------------------------------

Raymond J. Kalinowski3      $183      $73,500
Audit Committee Member
------------------------------------------------------
------------------------------------------------------

C. Howard Kast              $215      $86,150
Review Committee
Chairman and Audit
Committee Chairman
------------------------------------------------------
------------------------------------------------------

Robert M. Kirchner          $192      $76,950
Audit Committee Member
------------------------------------------------------
------------------------------------------------------

F. William Marshall          $9       $3,768

------------------------------------------------------
1.    Estimated for the Fund's fiscal year ending November 30, 2001.
2.    For the 2000 calendar year.
3.    Mr. Kalinowski resigned as a Trustee on April 5, 2001.

     |X|  Deferred  Compensation  Plan.  The Board of  Trustees  has  adopted a
Deferred  Compensation  Plan for  disinterested  Trustees  that enables them to elect  to  defer  receipt  of all or a  portion  of the  annual  fees  they are entitled to receive  from a Fund.  Under the plan,  the  compensation  deferred by a Trustee is periodically  adjusted as though an equivalent  amount had been invested in shares of one or more  Oppenheimer  funds  selected by the Trustee.
The amount paid to the  Trustee  under the plan will be  determined  based upon the  performance of the selected funds.  Currently,  no  disinterested  Trustee of the Trust participates in the Plan.

    Deferral of Trustees'  fees under the plan will not  materially  affect the
Funds'  assets,  liabilities  and net  income  per  share.  The  plan  will not obligate  the  Fund  to  retain  the  services  of any  Trustee  or to pay  any particular  level of compensation  to any Trustee.  Pursuant to an Order issued by the  Securities and Exchange  Commission,  the Funds may invest in the funds selected by the Trustee  under the plan  without  shareholder  approval for the limited  purpose  of  determining  the  value  of the  Trustee's  deferred  fee account.

      |X| Major  Shareholders.  As of the date of this  Statement of Additional
Information, Oppenheimer Funds, Inc. was the only shareholder of record.

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition  Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      |X|  Code of  Ethics.  The  Funds,  the  Manager,  the  Adviser  and each
Subadviser,  and the  Distributor  each  have a Code of  Ethics.  Each  Code is designed to detect and prevent improper  personal trading by certain  employees
that  would   compete  with  or  take   advantage   of  the  Fund's   portfolio
transactions.   Covered   persons   include   persons  with  knowledge  of  the
investments  and investment  intentions of the Funds and other funds advised by the Manager.  The Codes of Ethics do permit  personnel  subject to the relevant
Code to invest in  securities,  including  securities  that may be purchased or held  by  the  Funds,  subject  to  a  number  of  restrictions  and  controls.
Compliance  with the Code of Ethics is carefully  monitored and enforced by the
Manager.

      Each Code of Ethics is an exhibit to the  Funds'  registration  statement filed with the  Securities  and  Exchange  Commission  and can be reviewed  and copied at the SEC's Public  Reference Room in  Washington,  D.C. You can obtain information  about the  hours of  operation  of the  Public  Reference  Room by calling  the SEC at  1-202-942-8090.  The Code of Ethics  can also be viewed as part of the Fund's  registration  statement on the SEC's EDGAR  database at the
SEC's Internet web site at  http://www.sec.gov.  Copies may be obtained,  after paying a  duplicating  fee,  by  electronic  request  at the  following  E-mail address:  publicinfo@sec.gov.,  or by  writing  to the SEC's  Public  Reference
Section, Washington, D.C. 20549-0102.

Management  and Advisory  Arrangements  - OSM - Mercury  Advisors S&P 500 Index
Fund and OSM - Mercury Advisors Focus Growth Fund

      Management  Services and Management  Fee. The OSM - Mercury  Advisors S&P
500 Index Fund and the OSM - Mercury  Advisors  Focus  Growth Fund each invests all of its  assets in  shares of a Master  Fund.  Accordingly,  these  Funds do not invest  directly in  portfolio  securities  and do not  require  investment advisory  services.  All  portfolio  management  occurs  at  the  level  of the respective  Master  Fund.  Each  Master  Fund has  entered  into an  investment management  agreement  with Fund Asset  Management,  L.P.,  doing  business  as
Mercury  Advisors,  as  Adviser  (the  "Management  Agreement").   The  Adviser
receives  monthly  compensation  at the  annual  rate of 0.60%  of the  average daily net assets of the Master Fund in which the OSM - Mercury  Advisors  Focus
Growth Fund  invests.  The Adviser is entitled to receive a monthly  management fee at the annual  contractual  rate of 0.05% of the  average  daily net assets of the  Master  Fund in which the OSM -  Mercury  Advisors  S&P 500 Index  Fund invests.  The Adviser  has entered  into a  contractual  arrangement  with this
Master  Fund to  provide  that the  management  fee for the Master  Fund,  when combined  with  administration  fees of certain funds that invest in the Master
Fund (other than OSM - Mercury  Advisors S&P 500 Index  Fund),  will not exceed a specific  amount.  As a result of this contractual  arrangement,  the Adviser
currently  receives   management  fees  of  0.005%.   This  arrangement  has  a
one-year term and is renewable.

      The Adviser has also entered into a  Subadvisory  agreement  with Merrill
Lynch Asset  Management U.K.  Limited ("MLAM U.K.") pursuant to which MLAM U.K.
provides  investment  advisory  services to the Adviser with respect to the OSM
-  Mercury   Advisors  Focus  Growth  Fund.  The  following   entities  may  be
considered  "controlling  persons"  of MLAM  U.K.:  Merrill  Lynch  Europe  PLC
(MLAM U.K.'s  parent),  a subsidiary of Merrill Lynch  International  Holdings,
Inc., a subsidiary of Merrill Lynch  International,  Inc., a subsidiary of ML &
Co.

      Payment of Master Fund Expenses.  The Management  Agreement obligates the
Adviser  to  provide  investment  advisory  services  and to pay,  or  cause an affiliate  to pay,  for  maintaining  its staff and  personnel  and to  provide office  space,  facilities  and necessary  personnel  for the Master Fund.  The
Adviser is also  obligated  to pay, or cause an  affiliate  to pay, the fees of all  officers and  Trustees  who are  affiliated  persons of the Adviser or any affiliate.  The Master  Fund  pays,  or causes to be paid,  all other  expenses incurred  in the  operation  of the Master  Fund  (except to the extent paid by its  placement  agent),  including,  among other  things,  taxes,  expenses for legal and auditing services,  costs of printing proxies,  shareholder  reports,
copies  of  the  Registration   Statement,   charges  of  the  custodian,   any
sub-custodian  and the  transfer  agent,  expenses of  portfolio  transactions, expenses of  redemption of shares,  Commission  fees,  expenses of  registering
the  shares  under   federal,   state  or  non-U.S.   laws,   fees  and  actual
out-of-pocket  expenses  of  Trustees  who are not  affiliated  persons  of the
Adviser  or  an  affiliate  of  the  Adviser,   accounting  and  pricing  costs
(including  the daily  calculation  of net asset value),  insurance,  interest,
brokerage   costs,   litigation  and  other   extraordinary   or  non-recurring
expenses,  and other expenses  properly  payable by the Master Fund. The Master
Fund's  placement  agent will pay  certain of the  expenses  of the Master Fund
incurred  in  connection   with  the  offering  of  its  shares  of  beneficial
interest.  Accounting  services  are  provided  to the  Master  Fund  by  State
Street Bank & Trust Company ("State Street")  pursuant to an agreement  between
State  Street and the Master  Fund.  The Master Fund will pay the cost of these services.  In  addition,  the Master  Fund will  reimburse  the Adviser for the cost of certain additional accounting services.

      Organization  of the Adviser.  Fund Asset  Management,  L.P. is a limited partnership,  the partners of which are Merrill Lynch & Co.,  Inc., a financial services  holding  company and the parent of Merrill  Lynch,  Pierce,  Fenner &
Smith  Incorporated  and  Princeton  Services,  Inc.  Merrill Lynch & Co., Inc.
and  Princeton  Services  are  "controlling  persons" of the Adviser as defined under the  Investment  Company  Act  because of their  ownership  of its voting securities  and  their  power to  exercise  a  controlling  influence  over its management or policies.

      Duration and Termination.  Unless earlier  terminated as described below, each  Management  Agreement  will  remain in effect  for two (2) years from its effective  date.  Thereafter,  it will  remain in  effect  from year to year if approved  annually  (a) by the Board of  Trustees  of the  Master  Fund or by a
majority  of the  outstanding  shares of the Master  Fund and (b) by a majority of the  Trustees  who are not parties to such  contract or  interested  persons
(as defined in the  Investment  Company Act) of any such party.  Each  contract is not  assignable,  automatically  terminates in the event of its  assignment, and may be terminated  without  penalty on sixty (60) days'  written  notice at the  option of  either  party  thereto  or by the vote of the  majority  of the outstanding voting securities of the appropriate Master Fund.

      Investment  Advisory  Agreement  with  OppenheimerFunds,  Inc.  The OSM -
Mercury  Advisors  S&P 500  Index  Fund and the OSM -  Mercury  Advisors  Focus
Growth  Fund  have  entered  into  an  Investment   Advisory   Agreement   with
OppenheimerFunds,  Inc. Those Advisory  Agreements  are  substantially  similar to the  Advisory  Agreements  entered into with  OppenheimerFunds,  Inc. by the other series of the Trust, as further  described  below.  Those Agreements have been approved by the Trust's Board of Trustees and  OppenheimerFunds,  Inc., as
the sole  shareholder  of each Fund, but will not become  effective  unless and until  the  Master-Feeder  Participation  Agreement  between  OppenheimerFunds,
Inc.,  OppenheimerFunds  Distributor,  Inc.,  the Trust  and FAM  Distributors,
Inc. is  terminated.  The fees  payable  under those  Advisory  Agreements  are discussed in the Prospectus.

      |X| The Investment  Advisory  Agreement - OSM - QM Active  Balanced Fund,
OSM - Jennison  Growth  Fund,  OSM - Salomon  Brothers  Capital  Fund and OSM -
Gartmore  Millennium Growth Fund II. The Manager provides  investment  advisory and  management  services to the OSM - QM Active  Balanced Fund, OSM - Jennison
Growth  Fund,  OSM  -  Salomon   Brothers  Capital  Fund  and  OSM  -  Gartmore
Millennium  Growth Fund II under  investment  advisory  agreements  between the
Manager and the Trust on behalf of each such Fund.  The Manager  handles  those
Funds'  day-to-day  business,  and the  agreements  permit the Manager to enter into  Subadvisory  agreements  with other  registered  investment  advisers  to obtain  specialized  services  for the  Funds,  as long  as the  Funds  are not obligated  to pay any  additional  fees for those  services.  The  Manager  has
retained  the  Subadvisers   pursuant  to  separate   subadvisory   agreements,
described  below,   under  which  each  Subadviser  buys  and  sells  portfolio securities  for the  respective  Fund.  The  portfolio  manager  of each of the
Funds is  employed  by the  Subadviser  and is the  person  who is  principally responsible for the day-to-day  management of each of the Fund's portfolio,  as described below.

    The investment  advisory agreement between the Trust on behalf of each Fund and the Manager  requires  the  Manager,  at its  expense,  to provide the Fund with adequate  office space,  facilities  and  equipment.  It also requires the
Manager to provide and  supervise  the  activities  of all  administrative  and clerical personnel  required to provide effective  administration for the Fund.
Those  responsibilities  include the  compilation  and  maintenance  of records with  respect  to its  operations,  the  preparation  and  filing of  specified reports,  and  composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

    Each of the Funds pays expenses not expressly  assumed by the Manager under the  advisory  agreement.  Expenses  for the Trust's QM Active  Balanced  Fund,
OSM - Jennison  Growth  Fund,  OSM - Salomon  Brothers  Capital  Fund and OSM -
Gartmore  Millennium  Growth Fund II are allocated to those Funds in proportion to their net assets,  unless  allocations of expenses can be made directly to a
Fund.  The  advisory  agreements  list  examples  of  expenses  paid  by  those
Funds.  The major  categories  relate to  calculation of each of the Fund's net asset  values  per  share,  interest,  taxes,  brokerage  commissions,  fees to certain  Trustees,  legal and audit  expenses,  custodian  and  transfer  agent expenses,  share issuance costs,  certain printing and  registration  costs and non-recurring  expenses,  including  litigation costs. The management fees paid by the  Funds to the  Manager  are  calculated  at the rates  described  in the
Prospectus,  which are  applied  to the  assets  of the  Funds as a whole.  The fees are  allocated to each class of shares based upon the relative  proportion of each of the Fund's net assets represented by that class.

    The  investment  advisory  agreement  states that in the absence of willful misfeasance,  bad faith,  gross  negligence in the performance of its duties or
reckless   disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss  resulting  from a good  faith  error or  omission  on its part with  respect to any of its duties under the agreement.

    The  agreement  permits  the Manager to act as  investment  adviser for any other  person,  firm  or  corporation  and to use  the  name  "Oppenheimer"  in connection with other  investment  companies for which it may act as investment adviser  or  general  distributor.  If  the  Manager  shall  no  longer  act as investment  adviser to the Fund,  the  Manager  may  withdraw  the right of the
Funds to use the name "Oppenheimer" as part of its name.

      |X| The Administration and  Subadministration  Agreements - OSM - Mercury
Advisors  S&P 500 Index  Fund and OSM - Mercury  Advisors  Focus  Growth  Fund.
The Trust,  on behalf of the OSM - Mercury  Advisors S&P 500 Index Fund and the
OSM - Mercury  Advisors Focus Growth Fund,  has entered into an  Administration
Agreement  with the Manager.  The  Agreement  states that the  Manager,  at its
own   expense,   shall   provide   assistance   in  the   supervision   of  all
administrative   and  clerical  personnel  as  shall  be  required  to  provide effective  corporate  administration  for the Trust,  including the compilation and  maintenance of such records with respect to the Trust's  operations as may be reasonably  required;  the  preparation  and filing of such reports as shall
be  required  by  the  Securities  and  Exchange  Commission;   composition  of
periodic   reports  with  respect  to  its  operation  of  each  Fund  for  the shareholders  of the Fund;  composition of proxy  materials for meetings of the
Fund's  shareholders  and the  composition of such  registration  statements as may be  required  by  federal  securities  laws  and  preparation  of  required filings in each  state for  continuous  public  sale of the Fund;  provide  the
Trust  and the Fund with  adequate  office  space,  facilities  and  equipment;
compensate  all  officers  of the Trust and all  Trustees  of the Trust who are
affiliated  persons of the Manager;  and compensate any  Subadministrator  that the Manager might retain.

      The Trust  assumes  and pays or causes to be paid all other  expenses  of the Trust,  on behalf of the OSM - Mercury  Advisors S&P 500 Index Fund and the
OSM - Mercury  Advisors Focus Growth Fund under the  Administration  Agreement,
including,   without  limitation:   (i)  interest  and  taxes;  (ii)  insurance
premiums for fidelity and other  coverage  requisite to its  operations;  (iii)
compensation  and  expenses  of its  trustees  other than those  associated  or affiliated with the Manager;  (iv) legal and audit expenses;  (v) custodian and transfer agent fees and expenses;  (vi) expenses  incident to the redemption of its  shares;  (vii)  expenses  incident to the  issuance of its shares  against payment  therefor by or on behalf of the subscribers  thereto;  (viii) fees and expenses,  other than as described above,  incident to the  registration  under
Federal  and state  securities  laws of shares  of each Fund for  public  sale;
(ix)  expenses  of  printing  and mailing  reports,  prospectuses,  notices and proxy materials to  shareholders  of each Fund; (x) except as noted above,  all other expenses incidental to holding meetings of the Funds'  shareholders;  and
(xi)  such  extraordinary   non-recurring  expenses  as  may  arise,  including
litigation,  affecting  a Fund and any  legal  obligation  which  the Trust may have on behalf of a Fund to indemnify  its  officers and trustees  with respect thereto.

      The  Administration  Agreement  states  that in the  absence  of  willful misfeasance,  bad faith or gross  negligence in the  performance of its duties, or reckless  disregard of its obligations  and duties under the  Administration
Agreement,  the  Manager  shall not be liable for any loss  resulting  from any error of  judgement  or mistake of law or for any loss  arising  out of any act or omission in the management and administration of the Trust and any Fund.

      Each  Fund pays the  Manager  an  annual  Administration  fee of 0.50% of average  daily net assets.  That fee is included in the "Annual Fund  Operating
Expenses"  table in the  Prospectus  under  "Other  Expenses."  The Manager has entered into a  Subadministration  Agreement with FAM whereby FAM will maintain records of share  purchases of the applicable  Master Fund by each feeder fund, maintain tax records  relating to the Master Funds,  maintaining,  preparing or providing  records  relating  to the  operation  of the  Master  Funds that the
Manager may  reasonably  request in  connection  with reports to be made to the
Board of Trustees of the Trust,  periodic  information  reporting regarding the
Master Fund to the Manager as the  Manager may  reasonably  require in order to provide  information  relating  to the  performance  or holdings of the Mercury
Advisors  S&P  500  Index  Fund or  Mercury  Advisors  Focus  Growth  Fund,  as
applicable,  fund to  shareholders  of such fund,  and  preparation  of reports relating to the Master Fund that the  Manager  may  reasonably  request be made to third-party reporting services.

      In  consideration  for providing these services,  the Manager pays FAM an annual  subadministration  fee of 0.045%  of  average  daily net  assets of the
Master  S&P 500 Index  Series and 0.0% of the  average  daily net assets of the
Master Focus Twenty Trust.

      |X| The Subadvisory  Agreement.  Under the Subadvisory  Agreement between the  Manager  and each  Subadviser,  the  Subadviser  shall  regularly  provide investment  advice with respect to the applicable  Fund and invest and reinvest cash,  securities  and the property  comprising  the assets of the Fund.  Under
the  Subadvisory  Agreement,   the  Subadviser  agrees  to  provide  reasonable
assistance in the distribution and marketing of the Fund.

      Under the  subadvisory  agreement,  the Manager  pays the  Subadviser  an annual fee in monthly  installments,  based on the average  daily net assets of the Fund. The fee paid to the  Subadviser  under the  subadvisory  agreement is paid  by the  Manager,  not by the  Funds.  The  subadvisory  fee  paid  by the
Manager to each Subadviser is as follows:

                                            Subadvisory Fee
Fund                     Subadviser          as % of average net assets
----                     ----------          --------------------------
OSM - Jennison Growth Fund       Jennison Associates LLC           0.45%     of
the first $300 million of
                                            average   annual  net  assets  of  the
      Fund,
                                            and  0.40%  of   average   annual  net
      assets
                                            in excess of $300 million.

OSM - QM Active         The Prudential      0.45% of the first $300 million
Balanced Fund            Corporation        of  average  annual  net assets of the
Fund,
                                             and   0.40%  of   average   annual
                                          net   assets   in   excess   of  $300
                                          million.

OSM - Salomon Brothers   Salomon Brothers Asset                0.60%   of   the
first $100 million of
Capital Fund              Management Inc Fund     average  annual net assets of
the Fund,
                                            and 0.50% of average annual net
                                               assets   in   excess   of   $100
           million.

OSM - Gartmore Millennium        Villanova Mutual Fund             0.70%     of
the first $400 million of
Growth Fund II          Capital Trust       average  annual  net  assets of the
Fund.
                                              0.60% of the next  $400  million,
and
                                              0.50%  of   average   annual  net
assets
                                              in excess of $800 million.

      The  Subadvisory   Agreement  states  that  in  the  absence  of  willful
misfeasance,  bad faith,  negligence  or  reckless  disregard  of its duties or obligations,  the Subadviser  shall not be liable for any error of judgement or mistake of law and shall not be subject to any  expenses  or  liability  to the
Manager,  the  Trust  or  the  Fund  or  any  of  the  Fund's  shareholders  in connection with rendering services under the Subadvisory Agreement.

Brokerage Policies of the Funds

Transactions  in Portfolio  Securities  - OSM - Mercury  Advisors S&P 500 Index
Fund and
Mercury Advisors Focus Growth Fund

    Because  each Fund will invest  exclusively  in  beneficial  interests in a
Master Fund,  it is expected  that all  transactions  in  portfolio  securities will be entered into by the Master  Fund.  Subject to policies  established  by
the  Board  of  Trustees  of  the  Master   Fund,   the  Adviser  is  primarily
responsible for the execution of the Master Fund's  portfolio  transactions and the  allocation  of  brokerage.  The Master Fund has no obligation to deal with any broker or group of brokers in the  execution of  transactions  in portfolio securities  and does not use any  particular  broker or  dealer.  In  executing transactions  with  brokers and dealers,  the Adviser  seeks to obtain the best net results for the Master  Fund,  taking into  account  such  factors as price
(including the applicable  brokerage  commissions  or dealer  spread),  size of order,  difficulty of execution and operational  facilities of the firm and the
firm's  risk  in  positioning  a  block  of   securities.   While  the  Adviser
generally seeks reasonably  competitive  commission rates, the Master Fund does not  necessarily  pay the lowest spread or commission  available.  In addition, consistent  with the Conduct Rules of the NASD and policies  established by the
Board of  Trustees  of the Master  Fund,  the  Adviser  may  consider  sales of shares  of the Fund as a factor in the  selection  of  brokers  or  dealers  to execute portfolio  transactions for the Master Fund; however,  whether or not a particular  broker or dealer  sells shares of the Fund  neither  qualifies  nor disqualifies  such  broker or dealer to  execute  transactions  for the  Master
Fund.

    Subject  to   obtaining   the  best  net   results,   brokers  who  provide
supplemental  investment  research  to  the  Adviser  may  receive  orders  for
transactions  by  the  Master  Fund.  Such   supplemental   research   services
ordinarily  consist of  assessments  and  analyses of the business or prospects of a company,  industry or economic  sector.  Information  so received  will be in addition to and not in lieu of the  services  required  to be  performed  by the  Adviser  under the  Management  Agreement  with the Master  Fund,  and the expenses  of the  Adviser  will not  necessarily  be reduced as a result of the receipt of such  supplemental  information.  If in the  judgment of the Adviser the Master Fund will benefit from supplemental  research services,  the Adviser is  authorized  to  pay  brokerage  commissions  to a  broker  furnishing  such services  that are in  excess  of  commissions  that  another  broker  may have charged for  effecting the same  transactions.  Certain  supplemental  research services  may  primarily  benefit  one or more other  investment  companies  or
other  accounts  for  which  the  Adviser  exercises   investment   discretion.
Conversely,   the  Master   Fund  may  be  the  primary   beneficiary   of  the
supplemental  research services received as a result of portfolio  transactions effected for such other accounts or investment companies.

    The Master  Fund  anticipates  that its  brokerage  transactions  involving securities  of issuers  domiciled  in  countries  other than the United  States generally  will be conducted  primarily  on the  principal  stock  exchanges of such countries.  Brokerage  commissions and other  transaction costs on foreign stock  exchange  transactions  generally are higher than in the United  States, although  the Master  Fund will  endeavor  to achieve  the best net  results in effecting  its portfolio  transactions.  There  generally is less  governmental supervision  and regulation of foreign stock  exchanges and brokers than in the
United States.
    Foreign  equity  securities  may be held by the Master  Fund in the form of
ADRs,  EDRs or other  securities  convertible  into foreign equity  securities.
ADRs and EDRs may be listed on stock exchanges,  or traded in  over-the-counter markets in the United  States or Europe,  as the case may be. ADRs,  like other securities  traded  in  the  United  States,  will  be  subject  to  negotiated commission  rates.  The Master  Fund's  ability  and  decisions  to purchase or sell  portfolio  securities  of  foreign  issuers  may be  affected  by laws or
regulations   relating  to  the  convertibility  and  repatriation  of  assets.
Because the shares of a Fund are  redeemable on a daily basis in U.S.  dollars, the  Master  Fund  intends  to manage its  portfolio  so as to give  reasonable assurance that it will be able to obtain U.S.  dollars to the extent  necessary
to  meet  anticipated  redemptions.   Under  present  conditions,   it  is  not
believed that these  considerations  will have significant effect on the Master
Fund's portfolio strategies.

    Because  of the  affiliation  of  Merrill  Lynch,  Pierce,  Fenner  & Smith
Incorporated  ("Merrill  Lynch")  with Mercury  Advisors,  the Master Funds are prohibited from engaging in certain  transactions  involving  Merrill Lynch, or
its  affiliates   except  for  brokerage   transactions   permitted  under  the
Investment  Company  Act  involving  only usual and  customary  commissions  or transactions  pursuant  to an  exemptive  order  under the  Investment  Company
Act.  Each  Master  Fund may  invest in  certain  securities  traded in the OTC market  and  intends to deal  directly  with the  dealers  who make a market in securities  involved,  except in those circumstances in which better prices and execution are available  elsewhere.  Under the Investment  Company Act, persons affiliated  with the  Master  Fund and  persons  who are  affiliated  with such affiliated  persons  are  prohibited  from  dealing  with  the  Master  Fund as principal  in the  purchase and sale of  securities  unless a permissive  order
allowing   such   transactions   is  obtained   from  the   Commission.   Since
transactions  in the OTC market usually involve  transactions  with the dealers acting as  principal  for their own  accounts,  the  Master  Fund will not deal with  affiliated  persons,  including  Merrill  Lynch  and its  affiliates,  in connection  with  such  transactions.  However,  an  affiliated  person  of the
Master  Fund may  serve  as its  broker  in OTC  transactions  conducted  on an agency  basis  provided  that,  among  other  things,  the  fee  or  commission received by such  affiliated  broker is reasonable and fair compared to the fee
or  commission   received  by   non-affiliated   brokers  in  connection   with
comparable  transactions.  In  addition,  the  Master  Fund  may  not  purchase securities  during  the  existence  of  any  underwriting  syndicate  for  such securities  of which  Merrill  Lynch is a member or in a private  placement  in which  Merrill  Lynch serves as placement  agent except  pursuant to procedures approved by the Board of  Trustees  of the Master Fund that either  comply with rules  adopted by the  Commission  or with  interpretations  of the  Commission staff.

    Section 11(a) of the Exchange Act generally  prohibits  members of the U.S.
national  securities  exchanges from executing exchange  transactions for their affiliates  and  institutional  accounts that they manage unless the member (i)
has  obtained  prior  express  authorization  from the  account to effect  such transactions,  (ii) at least  annually  furnishes  the account with a statement setting  forth the aggregate  compensation  received by the member in effecting such  transactions,  and  (iii)  complies  with any rules  the  Commission  has prescribed  with respect to the  requirements  of clauses (i) and (ii).  To the extent  Section  11(a) would apply to Merrill  Lynch acting as a broker for the
Master  Fund  in  any of  its  portfolio  transactions  executed  on  any  such securities  exchange of which it is a member,  appropriate  consents  have been
obtained   from  the  Master  Fund  and  annual   statements  as  to  aggregate
compensation  will be provided to the Master Fund.  Securities  may be held by, or be  appropriate  investments  for, the Master Fund as well as other funds or investment advisery clients of the Adviser or its affiliates.

    The Board of Trustees of the Master Fund has considered the  possibility of seeking to recapture for the benefit of the Master Fund  brokerage  commissions and other expenses of possible portfolio  transactions by conducting  portfolio transactions through affiliated entities.  For example,  brokerage  commissions received by affiliated  brokers  could be offset  against the advisory fee paid by the  Master  Fund to the  Adviser.  After  considering  all  factors  deemed relevant,  the Board of Trustees of the Master  Fund made a  determination  not to seek  such  recapture.  The  Board  of  Trustees  of the  Master  Fund  will reconsider this matter from time to time.

    Because of different  objectives or other  factors,  a particular  security may be bought for one or more  clients of the  Adviser or its  affiliates  when one or more  clients of the  Adviser or its  affiliates  are  selling  the same security.  If purchases or sales of securities  arise for  consideration  at or about the same time that  would  involve  the Master  Fund or other  clients or funds  for  which  the  Adviser  or an  affiliate  act as  investment  adviser, transactions  in such  securities  will be made,  insofar as feasible,  for the respective  funds and  clients  in a manner  deemed  equitable  to all.  To the extent  that  transactions  on behalf of more than one client of the Adviser or its  affiliates  during the same period may increase the demand for  securities being  purchased  or the  supply  of  securities  being  sold,  there may be an adverse effect on price.

Brokerage   Provisions  of  the   Investment   Advisory   Agreements   and  the
Subadvisory  Agreements - OSM - Jennison  Growth Fund, OSM - QM Active Balanced
Fund,  OSM -  Salomon  Brothers  Capital  Fund  and OSM -  Gartmore  Millennium
Growth Fund II.

    One of the duties of the Subadviser  under the Subadvisory  Agreement is to arrange  the  portfolio  transactions  for the Funds.  Each  Fund's  investment advisory  agreement  with the Manager  and the  Subadvisory  Agreement  contain provisions  relating to the selection of  broker-dealers  to effect each Fund's portfolio  transactions.  The  Manager and the  Subadviser  are  authorized  to
select  broker-dealers,   including  "affiliated"  brokers,  as  that  term  is
defined in the  Investment  Company Act.  They may employ  broker-dealers  that the  Manager  or the  Subadviser  thinks,  in its  best  judgment  based on all relevant  factors,  will  implement  the  policy  of the  Funds to  obtain,  at reasonable  expense,  the  "best  execution"  of each of the  Fund's  portfolio transactions.  "Best  execution"  means  prompt and  reliable  execution at the most favorable price obtainable.

    The  Manager  and the  Subadviser  need  not  seek  competitive  commission bidding.  However,  they  are  expected  to be aware  of the  current  rates of
eligible   brokers  and  to  minimize  the  commissions   paid  to  the  extent
consistent  with the  interests  and  policies of the Funds as  established  by their Board of Trustees.

    The Manager and the Subadviser  may select brokers (other than  affiliates)
that  provide  brokerage  and/or  research  services  for the Funds  and/or the other  accounts  over which the Manager,  the  Subadviser  or their  respective affiliates have  investment  discretion.  The commissions  paid to such brokers may be higher than another  qualified  broker would  charge,  if the Manager or
Subadviser,   as  applicable,   makes  a  good  faith  determination  that  the
commission  is fair  and  reasonable  in  relation  to the  services  provided.
Subject to those  considerations,  as a factor in selecting brokers for each of the Fund's  portfolio  transactions,  the Manager and the  Subadviser  may also consider  sales of shares of each of the Funds and other  investment  companies for which the Manager or an affiliate serves as investment adviser.

    The   Subadvisory   Agreement   permits  the   Subadviser   to  enter  into
"soft-dollar"  arrangements  through  the  agency  of third  parties  to obtain services for the Funds.  Pursuant to these  arrangements,  the Subadviser  will undertake  to  place  brokerage  business  with  broker-dealers  who pay  third parties that provide  services.  Any such  "soft-dollar"  arrangements  will be made in compliance with applicable law.

Brokerage  Practices.  Brokerage  for the  Funds is  allocated  subject  to the provisions of the Investment  Advisory Agreement and the Subadvisory  Agreement
and the procedures  and rules  described  above.  Generally,  the  Subadviser's portfolio  traders  allocate  brokerage  based  upon  recommendations  from the
Fund's  portfolio  manager.  In  certain  instances,   portfolio  managers  may
directly   place  trades  and   allocate   brokerage.   In  either  case,   the
Subadviser's executive officers supervise the allocation of brokerage.

    Transactions  in  securities  other than those for which an exchange is the primary  market  are  generally  done  with  principals  or market  makers.  In transactions  on  foreign  exchanges,  the Funds may be  required  to pay fixed brokerage  commissions  and therefore  would not have the benefit of negotiated
commissions   available  in  U.S.  markets.   Brokerage  commissions  are  paid
primarily for  transactions  in listed  securities or for certain  fixed-income agency transactions in the secondary market.  Otherwise  brokerage  commissions are paid only if it appears  likely  that a better  price or  execution  can be obtained by doing so.

    Each  Subadviser  serves as  investment  manager  to a number  of  clients, including other investment  companies,  and may in the future act as investment manager  or  advisor  to  others.  It is  the  practice  of the  Subadviser  to allocate  purchase  or sale  transactions  among the Fund it manages  and other clients  whose  assets it  manages  in a manner it deems  equitable.  In making those  allocations,  the Subadviser  considers several main factors,  including the respective investment  objectives,  the relative size of portfolio holdings
of  the  same  or  comparable   securities,   the   availability  of  cash  for
investment,   the  size  of  investment  commitments  generally  held  and  the opinions of the persons  responsible  for managing the  portfolios  of the Fund and each other client's accounts.

    When orders to purchase or sell the same  security on  identical  terms are placed by more than one of the funds and/or  other  advisory  accounts  managed by the Subadviser or its affiliates,  the transactions  are generally  executed as received,  although a fund or advisory  account that does not direct  trades to a specific  broker  (these are called "free  trades")  usually will have its order  executed  first.  Orders  placed by  accounts  that  direct  trades to a specific  broker will generally be executed  after the free trades.  All orders placed on behalf  of a Fund are  considered  free  trades.  However,  having an order  placed  first in the  market  does not  necessarily  guarantee  the most favorable  price.  Purchases  are  combined  where  possible for the purpose of negotiating  brokerage  commissions.  In some cases that practice  might have a detrimental  effect  on the price or volume  of the  security  in a  particular transaction for the Fund.

    Most  purchases  of debt  obligations  are  principal  transactions  at net prices.  Instead  of  using  a  broker  for  those  transactions,  a Fund  will normally  deal  directly  with the selling or  purchasing  principal  or market maker unless the  Subadviser  determines  that a better price or execution  can be  obtained  by  using  the  services  of a  broker.  Purchases  of  portfolio securities  from  underwriters  include a commission or concession  paid by the issuer to the  underwriter.  Purchases  from dealers  include a spread  between the bid and asked prices.  The Funds seek to obtain  prompt  execution of these orders at the most favorable net price.

    The Investment Advisory Agreement and the Subadvisory  Agreement permit the
Manager and the  Subadviser to allocate  brokerage for research  services.  The research  services  provided by a  particular  broker may be useful only to one or more of the advisory  accounts of the  Subadviser  and its  affiliates.  The investment  research  received for the  commissions of those other accounts may be  useful  both to the  respective  Fund  and one or more of the  Subadviser's other  accounts.  Investment  research may be supplied to the  Subadviser  by a third party at the instance of a broker through which trades are placed.

    Investment   research   services   include   information  and  analysis  on
particular  companies and  industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio  evaluations,  information systems,  computer  hardware and similar  products and services.  If a research service  also  assists  the  Subadviser  in a  non-research  capacity  (such as bookkeeping  or other  administrative  functions),  then only the percentage or component  that  provides  assistance  to  the  Subadviser  in  the  investment decision-making process may be paid in commission dollars.

    The  research   services   provided  by  brokers  broadens  the  scope  and
supplements the research  activities of the Subadviser.  That research provides additional  views and comparisons for  consideration,  and helps the Subadviser to obtain market  information  for the valuation of securities  that are either held  in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Subadviser  provides  information  to the  Manager  and  the  Board  about  the commissions  paid to  brokers  furnishing  such  services,  together  with  the
Subadviser's   representation   that  the  amount  of  such   commissions   was
reasonably related to the value or benefit of such services.

Distribution and Service Plans

The  Distributor.  Under its General  Distributor's  Agreement with each of the
Funds,  the  Distributor  acts as each of the Fund's  principal  underwriter in the  continuous  public  offering of each Fund's  different  classes of shares.
The  Distributor  is  not  obligated  to  sell a  specific  number  of  shares.
Expenses normally attributable to sales are borne by the Distributor.

Distribution  and  Service  Plans.  Each Fund has  adopted  a Service  Plan for
Class A shares  and  Distribution  and  Service  Plans for Class B, Class C and
Class N shares  under Rule 12b-1 of the  Investment  Company  Act.  Under those plans a Fund pays the  Distributor  for all or a portion of its costs  incurred in  connection  with the  distribution  and/or  servicing  of the shares of the particular class.

      Each  plan  has  been  approved  by a vote  of  the  Board  of  Trustees,
including a majority of the Independent Trustees1,   cast   in   person   at  a
meeting  called for the purpose of voting on that plan. The  shareholder  votes for the  plans  were  cast by the  Manager  as the sole  initial  holder of the shares of each class of shares of each Fund.

      Under the plans,  OppenheimerFunds,  Inc. and the  Distributor,  in their sole  discretion,  from time to time, may use their own resources (at no direct cost to the Fund) to make  payments  to  brokers,  dealers  or other  financial institutions  for distribution and  administrative  services they perform.  The
Manager  may use its  profits  from the  advisory  fee it  receives  from  each
Fund. In their sole  discretion,  the  Distributor and the Manager may increase or decrease the amount of payments  they make from their own  resources to plan recipients.

      Unless a plan is terminated  as described  below,  the plan  continues in effect  from year to year but only if each  Fund's  Board of  Trustees  and its
Independent  Trustees  specifically  vote annually to approve its  continuance.
Approval  must be by a vote cast in person at a meeting  called for the purpose of  voting on  continuing  the plan.  A plan may be  terminated  at any time by the  vote of a  majority  of the  Independent  Trustees  or by the  vote of the holders of a  "majority"  (as  defined in the  Investment  Company  Act) of the outstanding shares of that class.

      The Board of  Trustees  and the  Independent  Trustees  must  approve all material  amendments  to a  plan.  An  amendment  to  increase  materially  the amount of payments  to be made under a plan must be  approved  by  shareholders of the  class  affected  by the  amendment.  Because  Class B shares of each of the Funds  automatically  convert into Class A shares after six (6) years, each
Fund must obtain the  approval of both Class A and Class B  shareholders  for a proposed  material  amendment  to  the  Class  A  plan  that  would  materially increase  payments  under the plan.  That approval must be by a "majority"  (as defined in the  Investment  Company  Act) of the shares of each  Class,  voting separately by class.

      While the plans are in effect,  the  Treasurer of each Fund shall provide separate  written  reports  on the  plans  to the  Board of  Trustees  at least quarterly  for  its  review.  The  Reports  shall  detail  the  amount  of  all payments  made under a plan and the purpose for which the  payments  were made.
Those  reports  are  subject  to the  review and  approval  of the  Independent
Trustees.

      Each  plan  states  that  while  it  is  in  effect,  the  selection  and nomination of those Trustees of each Fund who are not  "interested  persons" of a Fund is committed to the discretion of the  Independent  Trustees.  This does not prevent the  involvement of others in the selection and nomination  process as long as the final  decision as to selection or  nomination  is approved by a majority of the Independent Trustees.

      Under the plan for a class,  no payment will be made to any  recipient in any quarter in which the  aggregate  net asset value of all Fund shares of that class held by the  recipient  for itself  and its  customers  does not exceed a minimum  amount,  if any,  that may be set from time to time by a  majority  of the  Independent  Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments  under the plans.

      |X| Class A Service  Plan  Fees.  Under  the  Class A service  plan,  the
Distributor  currently  uses the fees it receives from the Fund to pay brokers,
dealers   and  other   financial   institutions   (they  are   referred  to  as
"recipients")  for personal  services  and account  maintenance  services  they provide for their  customers  who hold Class A shares.  The  services  include, among  others,  answering  customer  inquiries  about the Funds,  assisting  in
establishing  and  maintaining   accounts  in  the  Funds,  making  the  Funds'
investment  plans  available and providing other services at the request of the
Funds  or the  Distributor.  While  the plan  permits  the  Board to  authorize payments to the  Distributor  to reimburse  itself for services under the plan, the  Board  has not  yet  done  so.  The  Distributor  makes  payments  to plan recipients  quarterly  at an  annual  rate not to exceed  0.25% of the  average annual net assets  consisting  of Class A shares  held in the  accounts  of the recipients or their customers.

      Any unreimbursed  expenses the Distributor incurs with respect to Class A shares in any  fiscal  year  cannot  be  recovered  in  subsequent  years.  The
Distributor  may not use  payments  received  under the Class A Plan to pay any of its interest  expenses,  carrying  charges,  or other  financial  costs,  or allocation of overhead.

      |X| Class B,  Class C and Class N Service  and  Distribution  Plan  Fees.
Under  each  plan,  service  fees and  distribution  fees are  computed  on the average of the net asset value of shares in the  respective  class,  determined as of the close of each regular  business  day during the period.  The Class B,
Class C and Class N plans provide for the  Distributor  to be  compensated at a flat rate,  whether the  Distributor's  distribution  expenses are more or less than the  amounts  paid by the Funds under the plan during the period for which the fee is paid.  The types of  services  that  recipients  provide are similar to the services provided under the Class A service plan, described above.

      The Class B, Class C and Class N Plans permit the  Distributor  to retain both the  asset-based  sales charges and the service fees or to pay  recipients the service  fee on a quarterly  basis,  without  payment in advance.  However, the  Distributor  currently  intends to pay the  service fee to  recipients  in advance  for the first year after the  shares  are  purchased.  After the first year  shares are  outstanding,  the  Distributor  makes  service  fee  payments quarterly  on those  shares.  The  advance  payment  is based on the net  asset value of shares  sold.  Shares  purchased  by  exchange  do not qualify for the advance  service  fee  payment.  If  Class B,  Class C or  Class N  shares  are redeemed  during the first year after  their  purchase,  the  recipient  of the service fees on those shares will be obligated to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

      The  Distributor  retains  the  asset-based  sales  charge on Class B and
Class N  shares.  The  Distributor  retains  the  asset-based  sales  charge on
Class C shares  during the first year the shares are  outstanding.  It pays the asset-based  sales charge as an ongoing  concession to the recipient on Class C shares  outstanding  for a year or more.  If a dealer  has a special  agreement with the  Distributor,  the  Distributor  will pay the Class B,  Class C and/or
Class N service fee and the  asset-based  sales charge to the dealer  quarterly in lieu of paying  the sales  concessions  and  service  fee in  advance at the time of purchase.

      The  asset-based  sales  charges  on Class B,  Class C and Class N shares allow  investors to buy shares without a front-end  sales charge while allowing the  Distributor to compensate  dealers that sell those shares.  Each Fund pays the asset-based  sales charges to the Distributor for its services  rendered in distributing  Class B,  Class C and Class N shares.  The  payments  are made to the Distributor in recognition that the Distributor:

o     pays sales  concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment  of sales  concessions  and/or  the  advance of the service fee payment to recipients  under the plans, or may provide such
        financing   from  its  own  resources  or  from  the  resources  of  an affiliate,
o     employs  personnel to support  distribution of Class B, Class C and Class
        N shares, and

o     bears the costs of sales literature,  advertising and prospectuses (other than those  furnished  to current  shareholders)  and state  "blue sky"
        registration fees and certain other distribution expenses.

      All payments  under the Class B, Class C and Class N plans are subject to the  limitations  imposed by the Conduct Rules of the National  Association  of
Securities  Dealers,  Inc. on payments of asset-based sales charges and service fees.

Performance of the Funds

Explanation  of Performance  Terminology.  Each Fund uses a variety of terms to illustrate its investment  performance.  Those terms include  "cumulative total return,"  "average  annual total return,"  "average  annual total return at net asset  value" and "total  return at net asset  value."  An  explanation  of how total  returns  are  calculated  is set forth  below.  You can  obtain  current
performance   information   by   calling   the   Funds'   Transfer   Agent   at
1.800.525.7048  or by  visiting  the  OppenheimerFunds  Internet  web  site  at
http://www.oppenheimerfunds.com.

      Each Fund's  illustrations of its performance data in advertisements must comply  with rules of the  Securities  and  Exchange  Commission.  Those  rules describe  the  types of  performance  data that may be used and how it is to be calculated.  In general,  any  advertisement  by a Fund of its performance data must  include the average  annual  total  returns for the  advertised  class of shares  of the Fund.  Those  returns  must be shown for the 1-, 5- and  10-year periods  (or the life of the  class,  if less)  ending as of the most  recently ended calendar  quarter prior to the publication of the  advertisement  (or its submission for publication).

      Use of  standardized  performance  calculations  enables an  investor  to compare a Fund's  performance  to the  performance  of other funds for the same periods.  However,  a number of factors  should be  considered  before  using a
Fund's   performance   information  as  a  basis  for  comparison   with  other
investments:
      |_| Total returns measure the performance of a hypothetical  account in a
Fund  over  various   periods  and  do  not  show  the   performance   of  each
shareholder's  account.  Your  account's  performance  will vary from the model performance  data if your  dividends  are received in cash,  or you buy or sell shares  during the period,  or you bought  your shares at a different  time and price than the shares used in the model.
      |_| A Fund's  performance  returns do no  reflect  the effect of taxes on dividends and capital gains distributions.
      |_| An  investment  in a Fund is not  insured  by the  FDIC or any  other government agency.
      |_| The  principal  value of a Fund's  shares and total  returns  are not guaranteed and normally will fluctuate on a daily basis.
      |_| When an  investor's  shares are  redeemed,  they may be worth more or less than their original cost.
      |_|  Total  returns  for  any  given  past  period  represent  historical
performance  information  and  are  not,  and  should  not  be  considered,   a
prediction of future returns.

      The performance of each class of shares is shown separately,  because the performance  of each  class  of  shares  will  usually  be  different.  That is because  of the  different  kinds of  expenses  each  class  bears.  The  total returns of each class of shares of a Fund are  affected  by market  conditions, the quality of the Fund's  investments,  the maturity of debt investments,  the types of  investments  the Fund  holds,  and its  operating  expenses  that are allocated to the particular class.

      |X|  Total  Return  Information.  There  are  different  types of  "total returns"  to  measure  a Fund's  performance.  Total  return  is the  change in value of a  hypothetical  investment  in a Fund over a given  period,  assuming
that  all  dividends  and  capital  gains   distributions   are  reinvested  in
additional  shares  and  that  the  investment  is  redeemed  at the end of the period.  Because of  differences  in  expenses  for each  class of shares,  the total returns for each class are  separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for  example,  ten
(10)  years).  An average  annual total return shows the average rate of return for each year in a period that would produce the  cumulative  total return over the entire  period.  However,  average  annual total returns do not show actual year-by-year  performance.  A  Fund  uses  standardized  calculations  for  its total returns as prescribed by the SEC.  The methodology is discussed below.

      In  calculating  total  returns for Class A shares,  the current  maximum sales  charge of 5.75% (as a  percentage  of the  offering  price) is  deducted from the initial  investment  ("P")  (unless the return is shown  without sales charge,  as described  below).  For Class B shares,  payment of the  applicable contingent  deferred  sales  charge is  applied,  depending  on the  period for which the return is shown:  5.0% in the first  year,  4.0% in the second  year,
3.0% in the third and fourth years,  2.0% in the fifth year,  1.0% in the sixth year and none  thereafter.  For  Class C  shares,  the 1%  contingent  deferred sales  charge is  deducted  for  returns  for the  1-year  period.  For Class N shares,  the 1%  contingent  deferred  sales charge is deducted for returns for the 1-year and 3-year periods.  There is no sales charge on Class Y shares.

           |_| Average Annual Total Return.  The "average  annual total return"
of each class is an average annual  compounded  rate of return for each year in a specified  number of years.  It is the rate of return  based on the change in value of a  hypothetical  initial  investment  of  $1,000  ("P" in the  formula below)  held for a number of years  ("n" in the  formula)  to achieve an Ending
Redeemable  Value ("ERV" in the formula) of that  investment,  according to the following formula:

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           |_|  Cumulative   Total  Return.   The  "cumulative   total  return"
calculation  measures  the  change  in value of a  hypothetical  investment  of
$1,000 over an entire period of years.  Its  calculation  uses some of the same factors as average  annual  total  return,  but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

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           |_| Total  Returns at Net Asset Value.  From time to time a Fund may also  quote a  cumulative  or an  average  annual  total  return  "at net asset value"  (without  deducting  sales  charges)  for Class A,  Class B, Class C or
Class N shares.  Each is based on the  difference  in net asset value per share at the  beginning  and the end of the period for a  hypothetical  investment in that class of shares  (without  considering  front-end or  contingent  deferred sales charges) and takes into  consideration  the reinvestment of dividends and capital gains distributions.

Other  Performance  Comparisons.  Each Fund compares its  performance  annually to that of an  appropriate  broadly-based  market index in its Annual Report to shareholders.  You can obtain  that  information  by  contacting  the  Transfer
Agent  at the  addresses  or  telephone  numbers  shown  on the  cover  of this
Statement  of   Additional   Information.   Each  Fund  may  also  compare  its
performance  to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent  ranking  entities.  Examples of these performance comparisons are set forth below.

      |X| Lipper  Rankings.  From time to time a Fund may  publish  the ranking of the  performance  of its  classes of shares by Lipper  Analytical  Services,
Inc  ("Lipper").   Lipper  is  a  widely-recognized   independent  mutual  fund
monitoring  service.  Lipper monitors the  performance of regulated  investment companies,  including  the  Funds,  and ranks  their  performance  for  various
periods  based  on  categories  relating  to  investment   objectives.   Lipper
currently  ranks (i) the  performance of the OSM - Jennison Growth Fund and the
OSM - Mercury  Advisors  Focus  Growth Fund  against all other large cap growth funds,  (ii) the  performance of the OSM - Mercury  Advisors S&P 500 Index Fund
against all other S&P 500 Index objective  funds,  (iii) the performance of the
OSM - QM Active  Balanced  Fund  against  all other  balanced  funds,  (iv) the performance  of the OSM -  Salomon  Brothers  Capital  Fund  against  all other multi-cap  value  funds,  and  (v)  the  performance  of  the  OSM  -  Gartmore
Millennium  Growth  Fund II against  all other mid cap core  funds.  The Lipper performance  rankings are based on total returns that include the  reinvestment of  capital  gain  distributions  and  income  dividends  but do not take sales charges  or  taxes  into  consideration.  Lipper  also  publishes  "peer-group"
indices of the  performance  of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |X|  Morningstar  Rankings.  From  time to time a Fund  may  publish  the star ranking of the performance of its classes of shares by  Morningstar,  Inc.
("Morningstar"),  an independent  mutual fund monitoring  service.  Morningstar ranks  mutual  funds in broad  investment  categories:  domestic  stock  funds, international  stock funds,  taxable bond funds and municipal bond funds.  Each
Fund is ranked among domestic stock funds.

      Morningstar  star rankings are based on  risk-adjusted  total  investment return.  Investment return measures a fund's (or class's) one-,  three-,  five-
and ten-year  average  annual total returns  (depending on the inception of the fund or class) in excess of ninety (90) day U.S.  Treasury  bill returns  after considering  the fund's  sales  charges and  expenses.  Risk  measures a fund's
(or class's)  performance  below ninety (90) day U.S.  Treasury  bill  returns.
Risk and  investment  return are combined to produce star  rankings  reflecting performance  relative  to the  average  fund in a  fund's  category.  Five  (5)
stars is the  "highest"  ranking (top 10% of funds in a  category),  four stars is "above  average"  (next  22.5%),  three stars is "average"  (next 35%),  two stars is "below  average"  (next 22.5%) and one star is "lowest"  (bottom 10%).
The  current  star  ranking is the fund's (or  class's)  3-year  ranking or its combined  3-  and  5-year  ranking  (weighted  60%/40%  respectively),  or  its
combined   3-,  5-,  and  10-year   ranking   (weighted   40%,   30%  and  30%,
respectively),  depending  on the  inception  date  of  the  fund  (or  class).
Rankings are subject to change monthly.

      A Fund may also  compare  its  performance  to that of other funds in its
Morningstar  category.  In  addition  to its star  rankings,  Morningstar  also categorizes  and compares a fund's 3-year  performance  based on  Morningstar's classification  of the fund's  investments  and investment  style,  rather than
how  a  fund  defines  its  investment  objective.   Morningstar's  four  broad
categories (domestic equity,  international equity,  municipal bond and taxable
bond)  are  each  further   subdivided  into  categories   based  on  types  of
investments  and  investment  styles.  Those  comparisons  by  Morningstar  are based on the same risk and  return  measurements  as its star  rankings  but do not consider the effect of sales charges.

      |X|   Performance   Rankings  and   Comparisons  by  Other  Entities  and
Publications.  From time to time a Fund may include in its  advertisements  and sales  literature  performance  information  about the Fund cited in newspapers and other  periodicals  such as The New York Times,  The Wall  Street  Journal,
Barron's,  or similar  publications.  That information may include  performance
quotations  from  other  sources,   including  Lipper  and   Morningstar.   The
performance  of a Fund's classes of shares may be compared in  publications  to the performance of various market indices or other  investments,  and averages, performance  rankings or other  benchmarks  prepared by recognized  mutual fund statistical services.

      From time to time, a Fund may publish  rankings or ratings of the Manager
or  Transfer  Agent,  and  of  the  investor   services  provided  by  them  to
shareholders of the Oppenheimer funds,  other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of  shareholder  and investor  services by third parties may include  comparisons  of their services to those  provided  by other  mutual  fund  families  selected by the rating or ranking  services.  They  may be based  upon  the  opinions  of the  rating  or ranking service itself,  using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may  include in its  advertisements  and sales literature the total return  performance of a hypothetical  investment  account that  includes  shares of the fund and other  Oppenheimer  funds.  The combined account  may be  part  of an  illustration  of an  asset  allocation  model  or
similar  presentation.   The  account  performance  may  combine  total  return
performance of the fund and the total return  performance of other  Oppenheimer funds  included in the  account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales   literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other  information about general or specific market and economic conditions.  That may include, for example,
o     information  about the  performance of certain  securities or commodities markets or segments of those markets,
o     information   about  the  performance  of  the  economies  of  particular countries or regions,
o     the earnings of companies included in segments of particular  industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings  of securities,
o     information  relating to the gross national or gross domestic  product of the United States or other countries or regions,
o     comparisons   of  various   market  sectors  or  indices  to  demonstrate
   performance, risk, or other characteristics of the Fund.

-------------------------------------------------------------------------------
ABOUT YOUR ACCOUNT
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How to Buy Shares

      Additional  information is presented  below about the methods that can be used to buy shares of a Fund.  Appendix C contains more  information  about the special sales charge  arrangements  offered by a Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are  purchased  through  AccountLink,  each  purchase must be at least $25.  Shares will be  purchased  on the regular  business  day the  Distributor  is  instructed  to  initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends  will begin to accrue on shares purchased  with the  proceeds of ACH  transfers  on the  business  day the Fund receives  Federal  Funds for the  purchase  through  the ACH system  before the close of The New York Stock  Exchange.  The  Exchange  normally  closes at 4:00
P.M.,  but may close  earlier on certain  days.  If Federal  Funds are received on a  business  day  after  the  close  of the  Exchange,  the  shares  will be purchased  and  dividends  will  begin to accrue on the next  regular  business day. The  proceeds of ACH  transfers  are normally  received by the Fund 3 days after the  transfers  are  initiated.  If the  proceeds of the ACH transfer are not received on a timely basis,  the  Distributor  reserves the right to cancel the purchase  order.  The  Distributor  and the Funds are not  responsible  for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced  Sales  Charges.  As  discussed  in the  Prospectus,  a  reduced  sales charge rate may be  obtained  for Class A  shares  under Right of  Accumulation and Letters of Intent  because of the  economies of sales efforts and reduction in expenses  realized  by the  Distributor,  dealers  and  brokers  making such sales.  No sales  charge is imposed in certain  other  circumstances  described in  Appendix  C  to  this  Statement  of  Additional  Information  because  the
Distributor or dealer or broker incurs little or no selling expenses.

      |X| Right of  Accumulation.  To qualify for the lower sales  charge rates that apply to larger  purchases  of Class A shares and Class B shares,  you and your spouse can add together:
         |_|    Class A,  Class B and  Class N  shares  you  purchase  for your individual  accounts  (including IRAs and 403(b) plans), or for your joint  accounts,  or for trust or  custodial  accounts  on behalf of your children who are
           minors, and
|_|   current  purchases  of Class A,  Class B and Class N shares of a Fund and other  Oppenheimer  funds to  reduce  the  sales  charge  rate  that applies to current purchases of Class A shares, and
|_|   Class A, Class B and Class N shares of  Oppenheimer  funds you previously purchased subject to an initial or contingent  deferred sales charge to reduce the sales  charge  rate for current  purchases  of Class A shares,  provided that you still hold your  investment in one of the
           Oppenheimer funds.

      A fiduciary can count all shares  purchased for a trust,  estate or other fiduciary  account  (including  one or more employee  benefit plans of the same employer) that has multiple  accounts.  The Distributor  will add the value, at current  offering price,  of the shares you previously  purchased and currently own to the value of current  purchases to determine  the sales charge rate that applies.  The reduced  sales charge will apply only to current  purchases.  You must request it when you buy shares.

      |X| The Oppenheimer  Funds. The Oppenheimer  funds are those mutual funds for which the Distributor  acts as the distributor or the  sub-distributor  and currently include the following:

Oppenheimer Bond Fund               Oppenheimer  Main  Street  Growth &
                                    Income Fund
Oppenheimer   California  Municipal Oppenheimer       Main       Street
Fund                                Opportunity Fund
Oppenheimer  Capital   Appreciation Oppenheimer  Main Street  Small Cap
Fund                                Fund
Oppenheimer  Capital   Preservation
Fund                                Oppenheimer MidCap Fund
                                    Oppenheimer   Multiple   Strategies
Oppenheimer Capital Income Fund     Fund
Oppenheimer Champion Income Fund    Oppenheimer Municipal Bond Fund
Oppenheimer  Convertible Securities OSM1 -  Mercury  Advisors  S&P  500
Fund                                Index
                                    OSM1  -  Mercury   Advisors   Focus
Oppenheimer Developing Markets Fund Growth Fund
Oppenheimer  Disciplined Allocation
Fund                                Oppenheimer New York Municipal Fund
                                    Oppenheimer  New  Jersey  Municipal
Oppenheimer Value Fund              Fund
                                    Oppenheimer  Pennsylvania Municipal
Oppenheimer Discovery Fund          Fund
Oppenheimer Emerging Growth Fund    OSM1 - QM Active Balanced Fund
Oppenheimer  Emerging  Technologies Oppenheimer  Quest  Balanced  Value
Fund                                Fund
                                    Oppenheimer   Quest  Capital  Value
Oppenheimer Enterprise Fund         Fund, Inc.
                                    Oppenheimer   Quest   Global  Value
Oppenheimer Europe Fund             Fund, Inc.
                                    Oppenheimer    Quest    Opportunity
Oppenheimer Florida Municipal Fund  Value Fund
OSM1-  Gartmore  Millennium  Growth
Fund II                             Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Fund             Oppenheimer Real Asset Fund
Oppenheimer  Global Growth & Income OSM1  -  Salomon  Brothers  Capital
Fund                                Fund
Oppenheimer    Gold    &    Special Oppenheimer  Senior  Floating  Rate
Minerals Fund                       Fund
Oppenheimer Growth Fund             Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund         Oppenheimer Strategic Income Fund
Oppenheimer  Intermediate Municipal Oppenheimer   Total   Return  Fund,
Fund                                Inc.
Oppenheimer International Bond Fund Oppenheimer Trinity Core Fund
Oppenheimer   International  Growth
Fund                                Oppenheimer Trinity Growth Fund
Oppenheimer   International   Small
Company Fund                        Oppenheimer Trinity Value Fund
OSM1 -Jennison Growth Fund          Oppenheimer U.S. Government Trust
                                    Limited-Term   New  York  Municipal
Oppenheimer Large Cap Growth Fund   Fund
Oppenheimer            Limited-Term
Government Fund                     Rochester Fund Municipals
and  the  following   money  market
funds:

                                    Centennial   New  York  Tax  Exempt
Centennial America Fund, L. P.      Trust
Centennial  California  Tax  Exempt
Trust                               Centennial Tax Exempt Trust
Centennial Government Trust         Oppenheimer Cash Reserves
                                    Oppenheimer   Money   Market  Fund,
Centennial Money Market Trust       Inc.
1 - "OSM" is Oppenheimer Select Managers

      There is an initial  sales  charge on the  purchase  of Class A shares of each of the  Oppenheimer  funds except the money market  funds.  Under  certain
circumstances   described  in  this   Statement  of   Additional   Information,
redemption  proceeds  of certain  money  market fund shares may be subject to a contingent deferred sales charge.
      |X| Letters of Intent.  Under a Letter of Intent,  if you purchase  Class
A shares or Class A and Class B shares  of a Fund and other  Oppenheimer  funds during a thirteen  (13) month  period,  you can  reduce the sales  charge  rate that  applies to your  purchases  of Class A shares.  The total  amount of your intended  purchases  of both  Class A and  Class B shares  will  determine  the reduced  sales  charge  rate  for the  Class A  shares  purchased  during  that period.  You can  include  purchases  made up to ninety  (90) days  before  the date of the Letter.

      A  Letter  of  Intent  is an  investor's  statement  in  writing  to  the
Distributor  of the  intention to purchase  Class A shares or Class A and Class
B shares  of a Fund  (and  other  Oppenheimer  funds)  during a  thirteen  (13)
month  period  (the  "Letter of Intent  period").  At the  investor's  request, this may  include  purchases  made up to ninety  (90) days prior to the date of the Letter.  The Letter states the  investor's  intention to make the aggregate amount of purchases of shares which,  when added to the investor's  holdings of shares  of those  funds,  will  equal or exceed  the  amount  specified  in the
Letter.  Purchases  made by  reinvestment  of  dividends  or  distributions  of capital  gains and  purchases  made at net asset value  without sales charge do not count toward satisfying the amount of the Letter.
      A Letter  enables  an  investor  to count  the Class A and Class B shares purchased  under  the  Letter  to  obtain  the  reduced  sales  charge  rate on purchases  of Class A shares  of a Fund  (and  other  Oppenheimer  funds)  that applies  under  the  Right of  Accumulation  to  current  purchases  of Class A shares.  Each  purchase of Class A shares  under the Letter will be made at the offering price  (including the sales charge) that applies to a single  lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In  submitting a Letter,  the investor  makes no  commitment  to purchase shares.  However,  if the  investor's  purchases of shares within the Letter of
Intent  period,  when added to the value (at offering  price) of the investor's holdings of shares on the last day of that  period,  do not equal or exceed the intended  purchase amount,  the investor agrees to pay the additional amount of sales  charge  applicable  to such  purchases.  That  amount  is  described  in
"Terms of Escrow,"  below (those terms may be amended by the  Distributor  from time to time).  The  investor  agrees that  shares  equal in value to 5% of the intended  purchase  amount will be held in escrow by the Transfer Agent subject to the Terms of  Escrow.  Also,  the  investor  agrees to be bound by the terms
of  the   Prospectus,   this  Statement  of  Additional   Information  and  the
Application  used for a Letter of Intent.  If those terms are amended,  as they may be from  time to time by a Fund,  the  investor  agrees  to be bound by the amended terms and that those  amendments will apply  automatically  to existing
Letters of Intent.

      If the total  eligible  purchases made during the Letter of Intent period
do  not  equal  or  exceed  the  intended  purchase  amount,   the  commissions
previously  paid to the  dealer of record  for the  account  and the  amount of sales  charge  retained  by the  Distributor  will  be  adjusted  to the  rates applicable to actual total  purchases.  If total eligible  purchases during the
Letter of Intent  period  exceed the  intended  purchase  amount and exceed the amount  needed to qualify for the next sales  charge rate  reduction  set forth in the  Prospectus,  the  sales  charges  paid  will be  adjusted  to the lower rate.  That  adjustment  will be made only if and when the  dealer  returns  to the  Distributor  the  excess of the amount of  commissions  allowed or paid to the dealer over the amount of  commissions  that apply to the actual  amount of purchases.  The excess  commissions  returned to the  Distributor  will be used to  purchase  additional  shares  for the  investor's  account at the net asset value  per share in effect  on the date of such  purchase,  promptly  after the
Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow  for  purchases  of shares  of a Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype
401(k) plans under a Letter of Intent.  If the intended  purchase  amount under a Letter of Intent entered into by an  OppenheimerFunds  prototype  401(k) plan is not purchased by the plan by the end of the Letter of Intent  period,  there will be no adjustment of  commissions  paid to the  broker-dealer  or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter,  shares redeemed  by the  investor  prior to the  termination  of the  Letter of Intent period  will be  deducted.  It is the  responsibility  of the  dealer of record and/or the investor to advise the  Distributor  about the Letter in placing any purchase  orders for the investor  during the Letter of Intent  period.  All of such purchases must be made through the Distributor.

      Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial  purchase (or  subsequent  purchases if  necessary)
made  pursuant  to a Letter,  shares  of a Fund  equal in value up to 5% of the intended  purchase  amount  specified  in the Letter shall be held in escrow by the Transfer Agent.  For example,  if the intended  purchase amount is $50,000, the  escrow  shall be shares  valued in the amount of $2,500  (computed  at the offering  price  adjusted for a $50,000  purchase).  Any  dividends and capital gains  distributions  on the escrowed shares will be credited to the investor's account

      2.  If the  total  minimum  investment  specified  under  the  Letter  is completed  within the  thirteen-month  Letter of Intent  period,  the  escrowed shares will be promptly released to the investor

      3. If,  at the end of the  thirteen-month  Letter of  Intent  period  the total  purchases  pursuant  to the Letter are less than the  intended  purchase amount  specified in the Letter,  the investor must remit to the Distributor an amount  equal to the  difference  between  the dollar  amount of sales  charges actually  paid and the amount of sales  charges  which  would have been paid if the total amount  purchased  had been made at a single time.  That sales charge adjustment  will apply to any shares  redeemed  prior to the  completion of the
Letter.  If the  difference  in sales  charges is not paid  within  twenty days after a request  from the  Distributor  or the dealer,  the  Distributor  will, within sixty (60) days of the  expiration  of the Letter,  redeem the number of escrowed  shares  necessary to realize such  difference in sales charges.  Full and fractional  shares  remaining  after such  redemption will be released from escrow.  If a request  is  received  to  redeem  escrowed  shares  prior to the payment of such  additional  sales  charge,  the sales  charge will be withheld from the redemption proceeds.

      4. By signing  the  Letter,  the  investor  irrevocably  constitutes  and appoints the Transfer  Agent as  attorney-in-fact  to surrender for  redemption any or all escrowed shares.

      5. The shares  eligible for purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end  sales  charge or subject to a Class
           A contingent deferred sales charge,
(b)   Class  B  shares  of  other  Oppenheimer  funds  acquired  subject  to  a contingent deferred sales charge, and
(c)   Class A or Class B shares  acquired  by  exchange  of either  (1) Class A shares  of one of the other  Oppenheimer  funds  that were  acquired subject to a Class A initial or  contingent  deferred  sales  charge or (2)  Class B shares of one of the other  Oppenheimer  funds  that were acquired subject to a contingent deferred sales charge.

6.    Shares held in escrow  hereunder  will  automatically  be  exchanged  for shares of another
fund to which an  exchange is  requested,  as  described  in the section of the
Prospectus   entitled  "How  to  Exchange   Shares"  and  the  escrow  will  be
transferred to that other fund.

Asset  Builder  Plans.  To  establish  an  Asset  Builder  Plan  to buy  shares directly  from a bank  account,  you must  enclose a check (the minimum is $25)
for the initial  purchase  with your  application.  Shares  purchased  by Asset
Builder  Plan  payments  from  bank  accounts  are  subject  to the  redemption restrictions  for recent purchases  described in the Prospectus.  Asset Builder
Plans are  available  only if your bank is an ACH member.  Asset  Builder Plans
may  not  be  used  to  buy  shares  for  OppenheimerFunds   employer-sponsored
qualified  retirement  accounts.  Asset Builder Plans also enable  shareholders of  Oppenheimer  Cash  Reserves  to use  their  fund  account  to make  monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make  payments  from your bank  account  to  purchase  shares of a
Fund,  your bank  account  will be debited  automatically.  Normally  the debit will be made two (2) business days prior to the  investment  dates  selected in the  Application.  Neither the  Distributor,  the  Transfer  Agent nor the Fund
shall be  responsible  for any  delays  in  purchasing  shares  resulting  from delays in ACH transmissions.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain  a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or  the
Distributor)  and request an  application  from the  Distributor.  Complete and return it. You may  change  the  amount of your  Asset  Builder  payment or you can  terminate  these  automatic  investments  at any  time by  writing  to the
Transfer   Agent.   The   Transfer   Agent   requires   a   reasonable   period
(approximately  ten (10) days) after receipt of your  instructions to implement them. A Fund  reserves the right to amend,  suspend,  or  discontinue  offering
Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of Retirement  Plans are entitled to purchase shares of a Fund without  sales charge or at reduced  sales  charge  rates,  as described in Appendix B to this  Statement of Additional  Information.  Certain
special  sales  charge  arrangements   described  in  that  Appendix  apply  to
retirement  plans whose records are  maintained on a daily  valuation  basis by
Merrill  Lynch or an  independent  record keeper that has a contract or special arrangement  with Merrill  Lynch.  If on the date the plan  sponsor  signed the
Merrill  Lynch  record  keeping  service  agreement  the plan has less  than $3 million in assets (other than assets  invested in money market funds)  invested in applicable  investments,  then the retirement plan may purchase only Class B shares of the  Oppenheimer  funds.  Any retirement  plans in that category that currently  invest in Class B shares of a Fund  will have  their  Class B shares
converted   to  Class  A  shares  of  the  Fund  when  the  plan's   applicable
investments reach $5 million.

Cancellation  of  Purchase  Orders.  Cancellation  of  purchase  orders  for  a
Fund's  shares  (for  example,  when a  purchase  check is  returned  to a Fund unpaid)  causes a loss to be  incurred  when the net asset value of that Fund's shares on the  cancellation  date is less than on the purchase date.  That loss is  equal to the  amount  of the  decline  in the net  asset  value  per  share multiplied  by the number of shares in the  purchase  order.  The  investor  is responsible  for that loss. If the investor  fails to  compensate  the Fund for the loss, the  Distributor  will do so. The Fund may reimburse the  Distributor for that  amount  by  redeeming  shares  from any  account  registered  in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of a Fund  represents  an  interest in the  same  portfolio  of  investments  of  a  Fund.  However,  each  class  has different  shareholder  privileges  and features.  The net income  attributable to Class B,  Class C or Class N shares  and the  dividends  payable on Class B,
Class C or  Class N  shares  will be  reduced  by  incremental  expenses  borne solely by that class.  Those  expenses  include the  asset-based  sales charges to which Class B, Class C and Class N shares are subject.

      The  availability  of different  classes of shares permits an investor to choose  the  method  of  purchasing  shares  that is more  appropriate  for the investor.  That may  depend on the amount of the  purchase,  the length of time the investor expects to hold shares,  and other relevant  circumstances.  Class
A shares  normally are sold  subject to an initial  sales  charge.  While Class
B, Class C and Class N shares  have no initial  sales  charge,  the  purpose of the  deferred  sales  charge and  asset-based  sales charge on Class B, Class C and Class N shares is the same as that of the initial  sales  charge on Class A shares to  compensate  the  Distributor  and  brokers,  dealers  and  financial institutions  that sell  shares of a Fund.  A  salesperson  who is  entitled to receive  compensation  from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares than another.

      The  Distributor  will not accept any order in the amount of  $500,000 or more for Class B shares or $1  million  or more for Class C shares on behalf of a single  investor (not including  dealer  "street name" or omnibus  accounts).
That is because  generally it will be more  advantageous  for that  investor to purchase Class A shares of a Fund.

|X|   Class B Conversion.  Under current  interpretation of applicable  federal income tax law
by the Internal  Revenue  Service,  the conversion of Class B shares to Class A shares  after  six  (6)  years  is not  treated  as a  taxable  event  for  the shareholder.  If those  laws or the IRS  interpretation  of those  laws  should change, the automatic  conversion  feature may be suspended.  In that event, no further  conversion  of  Class B  shares  would  occur  while  that  suspension remained  in  effect.  Although  Class B shares  could  then be  exchanged  for
Class A  shares  on the  basis  of  relative  net  asset  value  of the two (2)
classes,  without the  imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder,  and absent such  exchange,  Class B shares  might  continue  to be  subject  to the  asset-based  sales  charge for longer than six (6) years.

           |X|  Availability of Class N Shares.  In addition to the
description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:

o     to all rollover IRAs,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
             Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix C to this Statement of
             Additional Information) which have entered into a special
             agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
             Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

      |X|  Allocation of Expenses.  A Fund pays  expenses  related to its daily operations,  such as custodian  fees,  Trustees'  fees,  transfer  agency fees, legal  fees and  auditing  costs.  Those  expenses  are paid out of the  Funds'
assets and are not paid  directly  by  shareholders.  However,  those  expenses reduce the net asset value of shares,  and  therefore are  indirectly  borne by shareholders through their investment.

      The  methodology  for  calculating  the net asset  value,  dividends  and distributions  of  each  Fund's  share  classes  recognizes  two (2)  types  of expenses.  General  expenses that do not pertain  specifically to any one class are  allocated pro rata to the shares of all classes.  The  allocation is based on the  percentage  of the  Fund's  total  assets  that is  represented  by the assets of each  class,  and then  equally to each  outstanding  share  within a
given  class.   Such  general   expenses  include   management   fees,   legal,
bookkeeping  and  audit  fees,   printing  and  mailing  costs  of  shareholder
reports,   Prospectuses,   Statements  of  Additional   Information  and  other
materials for current shareholders,  fees to unaffiliated  Trustees,  custodian expenses,  share issuance costs,  organization  and start-up  costs,  interest,
taxes  and  brokerage  commissions,   and  non-recurring   expenses,   such  as
litigation costs.

      Other expenses that are directly  attributable to a particular  class are allocated  equally to each  outstanding  share  within that class.  Examples of such expenses  include  distribution  and service plan (12b-1)  fees,  transfer and  shareholder  servicing agent fees and expenses,  and  shareholder  meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination  of Net Asset  Values Per Share.  The net asset  values per share of each class of shares of a Fund are  determined  as of the close of  business of The New York  Stock  Exchange  on each day that the  Exchange  is open.  The
calculation   is  done  by  dividing   the  value  of  the  Fund's  net  assets
attributable  to a class  by the  number  of  shares  of that  class  that  are outstanding.  The Exchange  normally  closes at 4:00 P.M.,  New York time,  but may  close  earlier  on some  other  days  (for  example,  in  case of  weather emergencies  or on days falling before a holiday).  The Exchange's  most recent annual  announcement  (which is subject to change) states that it will close on
New Year's Day,  Presidents'  Day,  Martin  Luther King,  Jr. Day, Good Friday,
Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day and Christmas
Day.  It may also close on other days.

      Dealers  other  than  Exchange  members  may  conduct  trading in certain securities  on days on which the  Exchange is closed  (including  weekends  and
U.S.  holidays) or after 4:00 P.M. on a regular  business  day. Each Fund's net asset values will not be  calculated  on those days,  and the values of some of each of a Fund's portfolio  securities may significantly  change on those days, when  shareholders  may not purchase or redeem  shares.  Additionally,  trading on European and Asian stock  exchanges and  over-the-counter  markets  normally is completed before the close of The New York Stock Exchange.

      Changes  in the  values of  securities  traded on  foreign  exchanges  or markets as a result of events that occur  after the prices of those  securities are determined,  but before the close of The New York Stock Exchange,  will not be  reflected in a Fund's  calculation  of its net asset values that day unless the Board of  Trustees  of the Funds or the Master Fund (in the case of the OSM
- Mercury  Advisors  S&P 500 Index  Fund and the OSM - Mercury  Advisors  Focus
Growth Fund)  determines  that the event is likely to effect a material  change in the value of the  security.  The  Manager or Adviser (in the case of the OSM
- Mercury  Advisors  S&P 500 Index  Fund or the OSM -  Mercury  Advisors  Focus
Growth Fund) may make that determination,  under procedures  established by the applicable Board.

      |X|  Securities  Valuation.  Each of the Fund's Board of Trustees and the
Board  of  Trustees  of the  Master  Fund  (in the  case  of the OSM -  Mercury
Advisors  S&P 500 Index Fund or the OSM - Mercury  Advisors  Focus Growth Fund)
has  established  procedures  for the valuation of each Fund's  securities.  In general those procedures are as follows:

      |_| Equity securities traded on a U.S.  securities  exchange or on NASDAQ are valued as follows:

(1)   if last sale  information is regularly  reported,  they are valued at the last  reported  sale price on the  principal  exchange on which they are traded or on NASDAQ, as applicable, on that day, or
(2)   if last sale  information is not available on a valuation  date, they are valued at the last reported sale price  preceding the valuation date if it is within the spread of the closing  "bid" and "asked"  prices on the  valuation  date or, if not,  at the  closing  "bid" price on the valuation date.

      |_| Equity securities traded on a foreign  securities  exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing  service  approved by the
           Board of Trustees, or
(2)   at the last sale  price  obtained  by the  Manager  or  Adviser  from the report of the principal  exchange on which the security is traded at its last  trading  session on or  immediately  before the  valuation date, or
(3)   at the mean  between  the  "bid" and  "asked"  prices  obtained  from the principal  exchange on which the security is traded or, on the basis of reasonable inquiry, from two (2) market makers in the security.
      |_| Long-term debt  securities  having a remaining  maturity in excess of sixty  (60) days are valued  based on the mean  between  the "bid" and  "asked"
prices  determined  by a  portfolio  pricing  service  approved  by each Fund's
Board of  Trustees  or the Board of  Trustees of the Master Fund or obtained by the Manager or Adviser,  as the case may be, from two (2) active  market makers in the security on the basis of reasonable inquiry.
      |_| The  following  securities  are valued at the mean  between the "bid"
and "asked"  prices  determined  by a pricing  service  approved by each Fund's
Board of  Trustees  or the Board of  Trustees of the Master Fund or obtained by the Manager or Adviser,  as the case may be, from two (2) active  market makers in the security on the basis of reasonable inquiry:
(1)   debt  instruments  that have a maturity of more than three hundred ninety seven (397) days when issued,
(2)   debt  instruments that had a maturity of three hundred ninety seven (397)
           days or less when issued and have a remaining  maturity of more than sixty (60) days, and
(3)   non-money  market debt  instruments  that had a maturity of three hundred ninety  seven  (397)  days or less  when  issued  and  which  have a remaining maturity of sixty (60) days or less.
      |_|  The  following   securities   are  valued  at  cost,   adjusted  for
amortization of premiums and accretion of discounts:
(1)   money market debt securities  held by a non-money  market fund that had a maturity  of less than three  hundred  ninety  seven (397) days when issued  that have a  remaining  maturity of sixty (60) days or less,
           and
(2)   debt  instruments  held by a money  market  fund  that  have a  remaining maturity of three hundred ninety seven (397) days or less.
      |_|   Securities   (including    restricted    securities)   not   having
readily-available  market  quotations are valued at fair value determined under the  Board's  procedures.  If the  Manager or  Adviser,  as the case may be, is unable to locate two (2) market makers  willing to give quotes,  a security may be  priced at the mean  between  the "bid" and  "asked"  prices  provided  by a single  active  market maker (which in certain  cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government  securities,  mortgage-backed  securities, corporate bonds and foreign government  securities,  when last sale information is not  generally  available,  the Manager or Adviser,  as the case may be, may use  pricing  services  approved  by the  applicable  Board  of  Trustees.  The pricing  service  may use  "matrix"  comparisons  to the prices for  comparable instruments  on the  basis of  quality,  yield,  and  maturity.  Other  special factors may be involved  (such as the  tax-exempt  status of the interest  paid by  municipal  securities).  The Manager or  Adviser,  as the case may be, will monitor the  accuracy  of the pricing  services.  That  monitoring  may include comparing  prices  used for  portfolio  valuation  to  actual  sales  prices of selected securities.

      The closing prices in the London foreign  exchange market on a particular business day that are  provided to the Manager or Adviser,  as the case may be, by a  bank,  dealer  or  pricing  service  that  the  Manager  or  Adviser  has determined  to be  reliable  are  used to  value  foreign  currency,  including forward  contracts,  and  to  convert  to  U.S.  dollars  securities  that  are denominated in foreign currency.

      Puts,  calls,  and  futures  are  valued  at the last  sale  price on the principal  exchange on which they are traded or on NASDAQ,  as  applicable,  as determined by a pricing  service  approved by the applicable  Board of Trustees or by the  Manager or Adviser.  If there were no sales that day,  they shall be valued  at the last sale  price on the  preceding  trading  day if it is within the spread of the closing "bid" and "asked"  prices on the  principal  exchange or on NASDAQ on the  valuation  date.  If not,  the value  shall be the closing bid price on the  principal  exchange or on NASDAQ on the  valuation  date.  If the put,  call or future is not traded on an  exchange  or on NASDAQ,  it shall be  valued  by the mean  between  "bid"  and  "asked"  prices  obtained  by the
Manager or Adviser from two (2) active  market  makers.  In certain  cases that may be at the "bid" price if no "asked" price is available.

      When a Fund writes an option,  an amount equal to the premium received is included  in a Fund's  Statement  of Assets  and  Liabilities  as an asset.  An equivalent  credit  is  included  in  the  liability  section.  The  credit  is adjusted  ("marked-to-market")  to  reflect  the  current  market  value of the option.  In  determining  a  Fund's  gain  on  investments,  if a  call  or put written by the Fund is  exercised,  the proceeds  are  increased by the premium received.  If a call or put written by a Fund  expires,  the Fund has a gain in the  amount  of  the  premium.  If  a  Fund  enters  into  a  closing  purchase transaction,  it will have a gain or loss,  depending  on whether  the  premium received  was  more or less  than  the cost of the  closing  transaction.  If a
Fund  exercises  a put it holds,  the amount the Fund  receives  on its sale of the  underlying  investment  is reduced  by the  amount of premium  paid by the
Fund.

How to Sell Shares

      Information on how to sell shares of a Fund is stated in the  Prospectus.
The  information  below provides  additional  information  about the procedures and conditions for redeeming shares.

Reinvestment  Privilege.  Within six (6) months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:

      |_|  Class A shares  purchased  subject  to an  initial  sales  charge or
        Class A shares on which a  contingent  deferred  sales charge was paid,
        or
      |_|  Class B shares that were subject to the Class B contingent  deferred sales charge when redeemed.
      The  reinvestment may be made without sales charge only in Class A shares of a Fund or any of the other  Oppenheimer  funds into  which  shares of a Fund are exchangeable as described in "How to Exchange  Shares" below.  Reinvestment will  be at the  net  asset  value  next  computed  after  the  Transfer  Agent receives the  reinvestment  order.  The shareholder must ask the Transfer Agent for  that  privilege  at the  time of  reinvestment.  This  privilege  does not apply to Class C,  Class N or Class Y  shares.  A Fund may  amend,  suspend  or cease offering this  reinvestment  privilege at any time as to shares  redeemed after the date of such amendment, suspension or cessation.

      Any  capital  gain that was  realized  when the shares  were  redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax  payable on that  gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the timing and amount of
the   reinvestment.   Under  the  Internal  Revenue  Code,  if  the  redemption
proceeds  of Fund  shares on which a sales  charge was paid are  reinvested  in shares of a Fund or another of the  Oppenheimer  funds within  ninety (90) days of  payment of the sales  charge,  the  shareholder's  basis in the shares of a
Fund that were  redeemed  may not include the amount of the sales  charge paid.
That  would  reduce  the  loss  or  increase  the  gain   recognized  from  the
redemption.  However,  in that  case  the  sales  charge  would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The  Prospectus  states that  payment for shares  tendered for redemption is ordinarily  made in cash.  However,  the Board of Trustees of a Fund may  determine  that it would be  detrimental  to the best  interests of the remaining  shareholders of that Fund to make payment of a redemption  order wholly  or  partly  in cash.  In that  case,  the  Fund may pay the  redemption proceeds in whole or in part by a distribution  "in kind" of liquid  securities from the portfolio of a Fund, in lieu of cash.

      Each Fund has elected to be  governed by Rule 18f-1 under the  Investment
Company Act.  Under that rule,  each Fund is obligated to redeem  shares solely in cash up to the  lesser  of  $250,000  or 1% of the net  assets  of the  Fund during  any  ninety  (90) day  period  for any one  shareholder.  If shares are redeemed in kind,  the  redeeming  shareholder  might incur  brokerage or other costs in selling  the  securities  for cash.  Each Fund will  value  securities used to pay  redemptions  in kind using the same  method the Fund uses to value its portfolio  securities  described  above under  "Determination  of Net Asset
Values Per Share." That  valuation  will be made as of the time the  redemption price is determined.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that  triggers  the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred  sales charge of any class at the time of  transfer to the name of another  person or entity.  It does not matter  whether the transfer  occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or  indirectly,  a public sale of the shares.  When  shares  subject  to  a  contingent  deferred  sales  charge  are transferred,  the  transferred  shares  will remain  subject to the  contingent deferred sales charge.  It will be calculated as if the transferee  shareholder had  acquired  the  transferred  shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred,  and some but not all shares in the account would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described in the
Prospectus  under "How to Buy Shares" for the  imposition of the Class B, Class
C or Class N contingent  deferred  sales charge will be followed in determining the order in which shares are transferred.

Distributions   From  Retirement  Plans.   Requests  for   distributions   from
OppenheimerFunds-sponsored  IRAs,  403(b)(7)  custodial plans,  401(k) plans or
pension   or   profit-sharing   plans   should  be   addressed   to   "Trustee,
OppenheimerFunds  Retirement  Plans,"  c/o the  Transfer  Agent at its  address listed in "How To Sell Shares" in the  Prospectus  or on the back cover of this
Statement of Additional Information.  The request must
(1)   state the reason for the distribution;
(2)   state the owner's  awareness  of tax  penalties  if the  distribution  is premature; and
(3)   conform to the  requirements of the plan and the Fund's other  redemption requirements.

      Participants      (other     than      self-employed      persons)     in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with  shares of a
Fund held in the name of the plan or its  fiduciary  may not  directly  request redemption of their  accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and  profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue  Code and certain  documents
(available  from the  Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may  be  made.  Distributions  from retirement  plans are subject to  withholding  requirements  under the Internal
Revenue Code,  and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or  the
distribution   may  be  delayed.   Unless  the  shareholder  has  provided  the
Transfer  Agent  with a  certified  tax  identification  number,  the  Internal
Revenue Code requires that tax be withheld  from any  distribution  even if the shareholder  elects not to have tax  withheld.  Each  Fund,  the  Manager,  the
Distributor,  and the  Transfer  Agent  assume no  responsibility  to determine whether a  distribution  satisfies the  conditions  of applicable  tax laws and will not be  responsible  for any tax penalties  assessed in connection  with a distribution.

Special  Arrangements  for  Repurchase of Shares from Dealers and Brokers.  The
Distributor  is each Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their  customers.  Shareholders  should contact their  broker or dealer to  arrange  this type of  redemption.  The  repurchase price  per  share  will  be  the  net  asset  value  next  computed  after  the
Distributor  receives  an order  placed by the  dealer or broker.  However,  if the Distributor  receives a repurchase  order from a dealer or broker after the close of The New York Stock  Exchange  on a regular  business  day,  it will be processed  at that  day's net asset  value if the  order  was  received  by the dealer or broker  from its  customers  prior to the time the  Exchange  closes.
Normally,  the  Exchange  closes at 4:00  P.M.,  but may do so  earlier on some days.  Additionally,  the order must have been  transmitted  to and received by the  Distributor  prior  to its  close of  business  that  day  (normally  5:00
P.M.).

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer   under  this
procedure,  payment  will be made  within  three (3)  business  days  after the shares  have been  redeemed  upon the  Distributor's  receipt  of the  required redemption  documents  in  proper  form.  The  signature(s)  of the  registered owners on the  redemption  documents  must be  guaranteed  as  described in the
Prospectus.

Automatic  Withdrawal  and Exchange  Plans.  Investors  owning shares of a Fund valued at $5,000 or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual  or annual basis under an Automatic  Withdrawal  Plan.  Shares will be  redeemed  three  (3)  business  days  prior  to the date  requested  by the shareholder  for  receipt  of  the  payment.  Automatic  withdrawals  of  up to
$1,500 per month may be  requested  by  telephone if payments are to be made by check  payable to all  shareholders  of record.  Payments  must also be sent to the  address  of record  for the  account  and the  address  must not have been changed  within the prior  thirty  (30) days.  Required  minimum  distributions from  OppenheimerFunds-sponsored  retirement  plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders  having AccountLink privileges  (see "How To Buy Shares") may arrange to have Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on the  Account
Application  or by  signature-guaranteed  instructions  sent  to  the  Transfer
Agent.  Shares are normally redeemed  pursuant to an Automatic  Withdrawal Plan three (3) business days before the payment  transmittal  date you select in the
Account  Application.  If a contingent  deferred  sales  charge  applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund  cannot  guarantee  receipt of a payment on the date  requested.
Each Fund reserves the right to amend,  suspend or  discontinue  offering these plans at any time without  prior notice.  Because of the sales charge  assessed on Class A share  purchases,  shareholders  should not make regular  additional
Class A share purchases while  participating  in an Automatic  Withdrawal Plan.
Class B,  Class C and Class N  shareholders  should  not  establish  withdrawal plans,  because of the  imposition of the  contingent  deferred sales charge on such withdrawals  (except where the contingent  deferred sales charge is waived as described in Appendix B, below).

      By requesting an Automatic  Withdrawal or Exchange Plan, the  shareholder agrees  to the  terms  and  conditions  that  apply to such  plans,  as  stated
below.  These  provisions  may be amended from time to time by the Funds and/or the  Distributor.  When adopted,  any amendments  will  automatically  apply to existing Plans.

      |X| Automatic  Exchange  Plans.  Shareholders  can authorize the Transfer
Agent to  exchange a  pre-determined  amount of shares of a Fund for shares (of the  same  class)  of  other  Oppenheimer  funds  automatically  on a  monthly, quarterly,  semi-annual  or annual basis under an Automatic  Exchange Plan. The minimum  amount  that may be  exchanged  to each  other  fund  account  is $25.
Instructions  should  be  provided  on  the  OppenheimerFunds   Application  or
signature-guaranteed  instructions.   Exchanges  made  under  these  plans  are
subject to the  restrictions  that apply to  exchanges  as set forth in "How to
Exchange  Shares" in the  Prospectus  and below in this Statement of Additional
Information.

      |X|  Automatic   Withdrawal  Plans.  Fund  shares  will  be  redeemed  as
necessary  to  meet  withdrawal  payments.  Shares  acquired  without  a  sales charge will be redeemed first.  Shares  acquired with reinvested  dividends and
capital  gains   distributions  will  be  redeemed  next,  followed  by  shares acquired  with a sales  charge,  to the  extent  necessary  to make  withdrawal payments.  Depending upon the amount  withdrawn,  the investor's  principal may be  depleted.  Payments  made under these plans should not be  considered  as a yield or income on your investment.

      The Transfer Agent will  administer the investor's  Automatic  Withdrawal
Plan as agent for the  shareholder(s)  (the "Planholder") who executed the Plan authorization  and  application  submitted  to the  Transfer  Agent.  Neither a
Fund nor the Transfer  Agent shall incur any  liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in  good  faith  to administer  the Plan.  Share  certificates  will not be issued  for shares of a
Fund  purchased  for and held  under  the Plan,  but the  Transfer  Agent  will credit all such shares to the account of the  Planholder  on the records of the
Fund.  Any  share   certificates  held  by  a  Planholder  may  be  surrendered unendorsed to the Transfer  Agent with the Plan  application so that the shares represented by the certificate may be held under the Plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions  of capital  gains must be  reinvested  in shares of a Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on  shares  held in the account may be paid in cash or reinvested.

      Shares  will be  redeemed  to make  withdrawal  payments at the net asset value  per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally  be transmitted  three (3) business  days prior to the date selected for receipt of the payment,  according to the choice  specified in writing by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of  disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the Transfer  Agent.  The
Planholder  should  allow at least  two (2)  weeks'  time  after  mailing  such notification  for the  requested  change to be put in  effect.  The  Planholder may,  at any time,  instruct  the  Transfer  Agent by written  notice to redeem all,  or any part of, the shares  held under the Plan.  That  notice must be in
proper  form  in  accordance  with  the   requirements   of  the   then-current
Prospectus  of the Funds.  In that case,  the  Transfer  Agent will  redeem the number  of shares  requested  at the net  asset  value per share in effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a Plan  at any  time by  writing  to the
Transfer  Agent.  A Fund may also  give  directions  to the  Transfer  Agent to terminate  a Plan.  The  Transfer  Agent  will also  terminate  a Plan upon its receipt  of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination of a Plan by the Transfer Agent or a
Fund,  shares that have not been redeemed will be held in  uncertificated  form
in  the   name  of  the   Planholder.   The   account   will   continue   as  a
dividend-reinvestment,   uncertificated   account   unless  and  until   proper
instructions  are  received  from  the  Planholder,  his  or  her  executor  or guardian, or another authorized person.

      To use  shares  held  under  the  Plan  as  collateral  for a  debt,  the
Planholder  may  request  issuance  of a portion of the shares in  certificated form.  Upon  written  request  from the  Planholder,  the  Transfer  Agent will determine  the number of shares for which a certificate  may be issued  without causing the  withdrawal  checks to stop.  However,  should such  uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the  Transfer  Agent ceases to act as transfer  agent for a Fund,  the
Planholder  will be deemed to have  appointed any successor  transfer  agent to act as agent in administering the Plan.

How to Exchange Shares

      As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds.  Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1.800.525.7048.
o     All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust,
   Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New
   York Tax Exempt Trust, Centennial California Tax Exempt Trust, and
   Centennial America Fund, L.P., which only offer Class A shares.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
   Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o     Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Only certain Oppenheimer funds currently offer Class N shares, which are only offered to retirement plans as described in the Prospectus. Class N shares can be exchanged only for Class N shares of other Oppenheimer funds.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer
   Cash Reserves acquired by exchange of Class M shares.
o     Class A shares of Senior Floating Rate Fund are not available by exchange of Class A shares of other Oppenheimer funds. Class A shares of
   Senior Floating Rate Fund that are exchanged for shares of the other
   Oppenheimer funds may not be exchanged back for Class A shares of Senior
   Floating Rate Fund.
o     Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or
   Oppenheimer Limited-Term Government Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation
   Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves. If any Class A shares of another
   Oppenheimer fund that are exchanged for Class A shares of Oppenheimer
   Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating
   Rate Fund acquired in that exchange will be subject to the Class A Early
   Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.
o     Class A, Class B, Class C and Class Y Shares of Oppenheimer Select
   Managers Mercury Advisors S&P Index Fund and Oppenheimer Select Managers QM
   Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other
   Oppenheimer funds held by retirement plans.

    Class A shares of  Oppenheimer  funds may be  exchanged  at net asset value for  shares of any money  market  fund  offered by the  Distributor.  Shares of any money market fund  purchased  without a sales  charge may be exchanged  for shares of  Oppenheimer  funds  offered  with a sales charge upon payment of the sales charge.  They may also be used to purchase  shares of  Oppenheimer  funds subject to an early withdrawal charge or contingent deferred sales charge.

    Shares  of  Oppenheimer   Money  Market  Fund,  Inc.   purchased  with  the
redemption  proceeds of shares of other mutual funds (other than funds  managed by the Manager or its  subsidiaries)  redeemed within the 30 days prior to that purchase may  subsequently be exchanged for shares of other  Oppenheimer  funds without being subject to an initial sales charge or contingent  deferred  sales charge.  To qualify for that privilege,  the investor or the investor's  dealer must notify the  Distributor of eligibility  for this privilege at the time the shares of  Oppenheimer  Money Market Fund,  Inc. are  purchased.  If requested, they must supply proof of entitlement to this privilege.

      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the
Distributor may be exchanged at net asset value for shares of any of the
Oppenheimer funds.

      The Fund may amend,  suspend or terminate  the exchange  privilege at any time.  Although  the  Fund  may  impose  these  changes  at any  time,  it will provide  you with notice of those  changes  whenever it is required to do so by applicable  law.  It may be  required  to  provide  60  days  notice  prior  to materially  amending  or  terminating  the  exchange  privilege.  That  60  day notice is not required in extraordinary circumstances.

      |X|  How  Exchanges  Affect   Contingent   Deferred  Sales  Charges.   No
contingent  deferred  sales  charge is  imposed on  exchanges  of shares of any class purchased subject to a contingent  deferred sales charge.  However,  when
Class A shares  acquired  by  exchange  of Class A shares of other  Oppenheimer funds  purchased  subject to a Class A  contingent  deferred  sales  charge are redeemed  within  eighteen (18) months of the end of the calendar  month of the initial  purchase  of the  exchanged  Class A shares,  the  Class A  contingent deferred  sales  charge  is  imposed  on  the  redeemed  shares.  The  Class  B contingent  deferred  sales  charge is  imposed on Class B shares  acquired  by exchange if they are  redeemed  within 6 years of the  initial  purchase of the exchanged  Class B shares.  The Class C  contingent  deferred  sales  charge is imposed on Class C shares  acquired  by exchange  if they are  redeemed  within twelve (12) months of the initial purchase of the exchanged Class C shares.

      With respect to Class N shares,  a 1%  contingent  deferred  sales charge will be imposed if the  retirement  plan (not  including IRAs and 403(b) plans)
is terminated or Class N shares of all  Oppenheimer  funds are terminated as an investment  option of the plan and Class N shares are redeemed  within eighteen
(18)  months  after  the  plan's  first  purchase  of  Class  N  shares  of any
Oppenheimer  fund, or with respect to an individual  retirement  plan or 403(b)
plan,  Class N shares are redeemed  within  eighteen  (18) months of the plan's first purchase of Class N shares of any Oppenheimer fund.

      When  Class B,  Class C or Class N  shares  are  redeemed  to  effect  an exchange,  the  priorities  described in "How To Buy Shares" in the  Prospectus for the  imposition of the Class B, Class C or the Class N contingent  deferred sales  charge  will be followed  in  determining  the order in which the shares
are  exchanged.   Before  exchanging  shares,  shareholders  should  take  into account how the exchange may affect any  contingent  deferred sales charge that
might  be  imposed  in  the   subsequent   redemption   of  remaining   shares.
Shareholders  owning  shares of more than one class must specify which class of shares they wish to exchange.

      |X| Limits on Multiple  Exchange  Orders.  Each Fund  reserves  the right to reject  telephone or written exchange  requests  submitted in bulk by anyone on  behalf  of more  than one  account.  Each  Fund  may  accept  requests  for exchanges  of up to  fifty  (50)  accounts  per  day  from  representatives  of authorized dealers that qualify for this privilege.

      |X| Telephone  Exchange  Requests.  When exchanging  shares by telephone, a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must  obtain a  Prospectus  of that fund before the  exchange  request may be  submitted.  If all  telephone  lines are busy  (which  might  occur,  for  example,  during  periods of  substantial market  fluctuations),  shareholders  might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|  Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer  Agent  receives an exchange  request in proper  form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are  purchased  on the  Redemption  Date,  but such  purchases  may be delayed by either fund up to five (5) business  days if it  determines  that it would be  disadvantaged  by an immediate  transfer of the redemption  proceeds.
Each Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the  receipt of multiple exchange  requests  from a dealer might  require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous  to the Fund, the  Fund  may  refuse  the  request.  When  you  exchange  some or all of your shares from one fund to another,  any special  account feature such as an Asset
Builder Plan or  Automatic  Withdrawal  Plan,  will be switched to the new fund account  unless  you tell the  Transfer  Agent not to do so.  However,  special
redemption  and  exchange  features  such  as  Automatic   Exchange  Plans  and
Withdrawal  Plans  cannot be  switched  to an  account  in  Oppenheimer  Senior
Floating Rate Fund.

      In connection with any exchange  request,  the number of shares exchanged may be less than the number  requested if the exchange or the number  requested would include shares  subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information,  or would  include  shares  covered by a share  certificate  that is not  tendered  with the  request.  In those  cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have  different investment  objectives,  policies and risks.  A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and  should be aware  of  the  tax  consequences  of  an  exchange.  For  federal  income  tax purposes,  an exchange  transaction is treated as a redemption of shares of one fund and a purchase  of shares of  another.  "Reinvestment  Privilege,"  above, discusses some of the tax  consequences of reinvestment of redemption  proceeds in such cases.  Each Fund, the  Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal  advice to a  shareholder  in  connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends  and  Distributions.  Each Fund has no fixed  dividend rate and there can be no assurance as to the payment of any  dividends or the  realization  of any capital gains.  The dividends and  distributions  paid by a class of shares will vary from time to time  depending on market  conditions,  the  composition of each Fund's  portfolio,  and expenses borne by a Fund or borne separately by a class.  Dividends are  calculated in the same manner,  at the same time,  and on the same  day for  each  class of  shares.  However,  dividends  on Class B,
Class C and Class N shares are  expected to be lower than  dividends on Class A and Class Y shares.  That is  because of the  effect of the  asset-based  sales charge  on Class B,  Class C and  Class N  shares.  Those  dividends  will also differ in amount as a  consequence  of any  difference  in the net asset values of the different classes of shares.

      Dividends,  distributions  and  proceeds of the  redemption  of each Fund shares  represented  by checks  returned  to the  Transfer  Agent by the Postal
Service  as  undeliverable  will be  invested  in shares of  Oppenheimer  Money
Market  Fund,  Inc.  Reinvestment  will be made as promptly  as possible  after the return of such  checks to the  Transfer  Agent,  to enable the  investor to earn a return on  otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment  laws,  and each  Fund and the  Transfer  Agent  will not be liable to  shareholders  or their  representatives  for  compliance  with those laws in good faith.

Tax  Status  of each  Fund's  Dividends  and  Distributions.  The  Federal  tax
treatment of each Fund's  dividends and capital gains  distributions is briefly highlighted in the Prospectus.

      Special  provisions of the Internal  Revenue Code govern the  eligibility of the Funds'  dividends  for the  dividends-received  deduction  for corporate shareholders.  Long-term  capital gains  distributions are not eligible for the deduction.  The amount of  dividends  paid by a Fund that may  qualify  for the deduction is limited to the aggregate  amount of qualifying  dividends that the
Fund derives from  portfolio  investments  that the Fund has held for a minimum period,  usually  forty six (46)  days.  A  corporate  shareholder  will not be eligible  for the  deduction  on  dividends  paid on Fund shares held for forty five (45) days or less.  To the  extent a Fund's  dividends  are  derived  from gross income from option  premiums,  interest  income or short-term  gains from
the  sale  of  securities  or  dividends  from  foreign   corporations,   those
dividends will not qualify for the deduction.

      Under the  Internal  Revenue  Code,  by December 31 each year,  the Funds must  distribute  98% of its taxable  investment  income  earned from January 1 through  December 31 of that year and 98% of its capital gains  realized in the period  from  November 1 of the prior year  through  October 31 of the  current year.  If they do not,  the Funds  must pay an excise  tax on the  amounts  not distributed.  It is  presently  anticipated  that the  Funds  will  meet  those requirements.  However,  the Board of Trustees and the Manager might  determine in a particular  year that it would be in the best  interests  of  shareholders for a particular  Fund not to make such  distributions  at the required  levels and to pay the  excise tax on the  undistributed  amounts.  That  would  reduce
the  amount  of  income  or  capital  gains   available  for   distribution  to
shareholders.

      Each Fund intends to qualify as a "regulated  investment  company"  under the  Internal  Revenue  Code  (although  it reserves the right not to qualify).
That  qualification  enables  each  Fund  to  "pass  through"  its  income  and realized  capital  gains to  shareholders  without  having  to pay tax on them.
This avoids a double tax on that income and capital gains,  since  shareholders normally  will be taxed on the  dividends and capital gains they receive from a
Fund  (unless  the  Fund's  shares  are  held in a  retirement  account  or the
shareholder  is  otherwise   exempt  from  tax).  If  a  Fund  qualifies  as  a
"regulated  investment company" under the Internal Revenue Code, it will not be liable  for  Federal  income  taxes  on  amounts  paid by it as  dividends  and distributions.  The Internal  Revenue Code  contains a number of complex  tests relating  to  qualification  which a Fund  might  not  meet  in any  particular year.  If it did not so qualify,  a Fund would be treated  for tax  purposes as an ordinary  corporation  and receive no tax  deduction  for  payments  made to shareholders.

      With  respect  to OSM - Mercury  Advisors  S&P 500  Index  Fund and OSM -
Mercury  Advisors  Focus Growth Fund,  a private  letter  ruling will be sought from  the  IRS to the  effect  that,  because  the  applicable  Master  Fund is classified  as a partnership  for tax  purposes,  each Fund will be entitled to look to the  underlying  assets of the  applicable  Master Fund in which it has invested  for  purposes of  satisfying  various  requirements  of the  Internal
Revenue  Code  applicable  to RICs.  If any of the facts upon which such ruling premised change in the material  respect (e.g.,  if the applicable  Master Fund were  required to register  its  interest  under the  Securities  Act) and/or a favorable  private  letter  ruling from the IRS cannot be obtained the Board of
Trustees  of the  Fund  will  determine,  in its  discretion,  the  appropriate course  of action  for the  Fund.  One  possible  course of action  would be to withdraw the Fund's  investments from the applicable  Master Fund and to retain an  investment  adviser  to manage  the Fund's  assets in  accordance  with the investment  policies  applicable  to  the  Fund.  See  "The  Fund's  Investment
Policies."

      If  prior  distributions  made by a Fund  must be  re-characterized  as a non-taxable  return of  capital  at the end of the  fiscal  year as a result of the effect of the Fund's investment  policies,  they will be identified as such in notices sent to shareholders.

Dividend  Reinvestment  in Another  Fund.  Shareholders  of the Funds may elect to reinvest all dividends  and/or capital gains  distributions in shares of the same class of any of the other  Oppenheimer  funds listed  above.  Reinvestment will be made  without  sales  charge at the net asset value per share in effect at the close of business on the payable date of the  dividend or  distribution.
To elect  this  option,  the  shareholder  must  notify the  Transfer  Agent in
writing  and  must  have  an  existing   account  in  the  fund   selected  for
reinvestment.  Otherwise  the  shareholder  first must obtain a prospectus  for that fund and an  application  from the  Distributor  to  establish an account.
Dividends and/or  distributions  from shares of certain other Oppenheimer funds
(other  than  Oppenheimer  Cash  Reserves)  may be  invested in shares of these
Funds on the same basis.

Additional Information About the Funds

The  Distributor.  Each Fund's  shares are sold  through  dealers,  brokers and
other   financial    institutions    that   have   a   sales   agreement   with
OppenheimerFunds  Distributor,  Inc., a subsidiary  of the Manager that acts as a Fund's  Distributor.  The Distributor  also  distributes  shares of the other
Oppenheimer funds and is  sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.   OppenheimerFunds Services, the Fund's Transfer Agent,
is a division of the Manager.  It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders.  It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee.  It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The  Custodian.  The Bank of New York is the  Custodian of each Fund's  assets.
The Custodian's  responsibilities  include  safeguarding  and controlling  each
Fund's  portfolio  securities  and handling the delivery of such  securities to and from  each  Fund.  It will be the  practice  of each  Fund to deal with the
Custodian in a manner  uninfluenced by any banking  relationship  the Custodian may have with the Manager and its  affiliates.  Each Fund's cash  balances with the  custodian  in excess of  $100,000  are not  protected  by Federal  deposit insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  Deloitte & Touche LLP are the  independent  auditors of each Fund.  They audit each  Fund's  financial  statements  and  perform  other related  audit  services.  They also act as  accountants  for the  Manager  and certain other funds advised by the Manager and its affiliates.

License Agreement.  Under a separate  agreement,  Merrill Lynch affiliates have granted the Trust,  on behalf of the OSM - Mercury  Advisors S&P 500 Index Fund and  the OSM -  Mercury  Advisors  Focus  Growth  Fund,  the  right  to use the
"Mercury"  name and has  reserved  the right to withdraw its consent to the use of such name by either  Fund under  certain  circumstances  or to grant the use of such name to any other company.

Financial  Statements.  The initial  Statement  of Assets and  Liabilities  for each  of the  Funds  and the  Opinion  of  Independent  Auditors  follows.  The
audited   financial   statements   for  the  Master   Focus  Twenty  Trust  are
incorporated  in this  Statement of Additional  Information by reference to the
2000 annual  report to  shareholders  of Mercury  Focus Twenty  Fund,  Inc. You may request a copy of that annual  report at no charge by calling  888-763-2260 between  8:00  a.m.  and  8:00  p.m.  Eastern  time on any  business  day.  The audited  financial  statements  for  the  Quantitative  Master  Series  Trust -
Master S&P 500 Index Series are  incorporated  in this  Statement of Additional
Information  by  reference  to the 1999 annual  report to  shareholders  of the
Quantitative  Master  Series  Trust -  Master  S&P 500  Index  Series,  and the
unaudited  financial  statements  for the  Quantitative  Master  Series Trust -
Master S&P 500 Index Series are  incorporated  in this  Statement of Additional
Information  by  reference  to  the  June  30,  2000   semi-annual   report  to
shareholders  of the  Quantitative  Master  Series Trust - Master S&P 500 Index
Series.  You may  request a copy of that  annual and  semi-annual  report at no charge by calling  888-763-2260  between 8:00 a.m.  and 8:00 p.m.  Eastern time on any business day.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of
Oppenheimer Select Managers - Gartmore Millennium Growth Fund II

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Select Managers - Gartmore Millennium Growth Fund II as of
December 26, 2000.  This financial statement is the responsibility of the
Fund's management.  Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of
Oppenheimer Select Managers - Gartmore Millennium Growth Fund II as of
December 26, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
-------------------------------
Deloitte & Touche LLP

Denver, Colorado
December 26, 2000

       Oppenheimer Select Managers - Gartmore Millennium Growth Fund II

                      Statement of Assets and Liabilities
                               December 26, 2000

ASSETS:                   Composite Class A           Class B Class C
                          --------- -------           ------- --------
Class Y
-------

                          $17,000         $14,000          $1,000
$1,000        $1,000

Total Assets                   $17,000

LIABILITIES:

Net Assets                $17,000

NET ASSETS - Applicable to 1,400
Class A shares, 100 Class B shares, 100
Class C Shares, and 100 Class Y
shares of beneficial interest outstanding $17,000        $14,000
$1,000     $1,000        $1,000

NET ASSET VALUE PER SHARE
(net assets divided by 1,400, 100, 100,
and 100 shares of beneficial interest
for Class A, B, C, and Y respectively.)             $10.00           $10.00
$10.00       $10.00

MAXIMUM OFFERING PRICE PER
SHARE (net asset value plus sales
charge fo 5.75% of offering price for
Class A shares)                           $10.61           $10.00
$10.00        $10.00

Notes:

1.    Oppenheimer Select Managers - Gartmore Millennium Growth Fund II (the
      "Fund"), a diversified series of Oppenheimer Select Managers, an open-end management investment company, was formed on November 13, 2000, and has had no operations through December 26, 2000 other than those relating to organizational matters and the sale and issuance of 1,400
      Class A shares, 100 Class B shares, 100 Class C shares, and 100 Class Y shares of beneficial interest to OppenheimerFunds, Inc. (OFI).

2.    OFI assumed all organization costs which were estimated at $13,750 per fund.

3.    The Fund intends to comply in its initial fiscal year and thereafter with provisions of the Internal Revenue Code applicable to regulated investment companies and as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains)
      distributed to shareholders.

4.    On January 10, 2001 the Fund's Board will approve an Investment Advisory
      Agreement with OFI, a Service Plan and Agreement for Class A shares of the Fund with OppenheimerFunds Distributor, Inc. (OFDI) and a General
      Distributor's Agreement with OFDI as explained in the Fund's Prospectus and Statement of Additional Information.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of
Oppenheimer Select Managers - Salomon Brothers Capital Fund

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Select Managers - Salomon Brothers Capital Fund as of December
26, 2000.  This financial statement is the responsibility of the Fund's management.  Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of
Oppenheimer Select Managers - Salomon Brothers Capital Fund as of December
26, 2000, in conformity with accounting principles generally accepted in the
United States of America.

/s/ Deloitte & Touche LLP
-------------------------------
Deloitte & Touche LLP

Denver, Colorado
December 26, 2000

Oppenheimer Select Managers - Salomon Brothers Capital Fund

                      Statement of Assets and Liabilities
                               December 26, 2000

ASSETS:                   Composite Class A           Class B Class C
                          --------- -------           ------- --------
Class Y
-------

                          $17,000         $14,000          $1,000
$1,000        $1,000

Total Assets                   $17,000

LIABILITIES:

Net Assets                $17,000

NET ASSETS - Applicable to 1,400
Class A shares, 100 Class B shares, 100
Class C Shares, and 100 Class Y
shares of beneficial interest outstanding $17,000        $14,000
$1,000     $1,000        $1,000

NET ASSET VALUE PER SHARE
(net assets divided by 1,400, 100, 100,
and 100 shares of beneficial interest
for Class A, B, C, and Y respectively.)             $10.00           $10.00
$10.00       $10.00

MAXIMUM OFFERING PRICE PER
SHARE (net asset value plus sales
charge fo 5.75% of offering price for
Class A shares)                           $10.61           $10.00
$10.00        $10.00

Notes:

1.    Oppenheimer Select Managers - Salomon Brothers Capital Fund (the
   "Fund"), a non-diversified series of Oppenheimer Select Managers, an open-end management investment company, was formed on November 13, 2000, and has had no operations through December 26, 2000 other than those relating to organizational matters and the sale and issuance of 1,400 Class
   A shares, 100 Class B shares, 100 Class C shares, and 100 Class Y shares of beneficial interest to OppenheimerFunds, Inc. (OFI).

2.    OFI assumed all organization costs which were estimated at $13,750 per fund.

3.    The Fund intends to comply in its initial fiscal year and thereafter with provisions of the Internal Revenue Code applicable to regulated investment companies and as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains)
   distributed to shareholders.

4.    On January 10, 2001 the Fund's Board will approve an Investment Advisory
   Agreement with OFI, a Service Plan and Agreement for Class A shares of the
   Fund with OppenheimerFunds Distributor, Inc. (OFDI) and a General
   Distributor's Agreement with OFDI as explained in the Fund's Prospectus and
   Statement of Additional Information.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of
Oppenheimer Select Managers - Jennison Growth Fund

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Select Managers - Jennison Growth Fund as of December 26, 2000.
This financial statement is the responsibility of the Fund's management.  Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of
Oppenheimer Select Managers - Jennison Growth Fund as of December 26, 2000,
in conformity with accounting principles generally accepted in the United
States of America.

/s/ Deloitte & Touche LLP
-------------------------------
Deloitte & Touche LLP

Denver, Colorado
December 26, 2000

Oppenheimer Select Managers - Jennison Growth Fund

                      Statement of Assets and Liabilities
                               December 26, 2000

ASSETS:                   Composite Class A           Class B Class C
                          --------- -------           ------- --------
Class Y
-------

                          $17,000         $14,000          $1,000
$1,000        $1,000

Total Assets                   $17,000

LIABILITIES:

Net Assets                $17,000

NET ASSETS - Applicable to 1,400
Class A shares, 100 Class B shares, 100
Class C Shares, and 100 Class Y
shares of beneficial interest outstanding $17,000        $14,000
$1,000     $1,000        $1,000

NET ASSET VALUE PER SHARE
(net assets divided by 1,400, 100, 100,
and 100 shares of beneficial interest
for Class A, B, C, and Y respectively.)             $10.00           $10.00
$10.00       $10.00

MAXIMUM OFFERING PRICE PER
SHARE (net asset value plus sales
charge fo 5.75% of offering price for
Class A shares)                           $10.61           $10.00
$10.00        $10.00

Notes:

1.    Oppenheimer Select Managers - Jennison Growth Fund (the "Fund"), a
   diversified series of Oppenheimer Select Managers, an open-end management investment company, was formed on November 13, 2000, and has had no operations through December 26, 2000 other than those relating to organizational matters and the sale and issuance of 1,400 Class A shares,
   100 Class B shares, 100 Class C shares, and 100 Class Y shares of beneficial interest to OppenheimerFunds, Inc. (OFI).

2.    OFI assumed all organization costs which were estimated at $13,750 per fund.

3.    The Fund intends to comply in its initial fiscal year and thereafter with provisions of the Internal Revenue Code applicable to regulated investment companies and as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains)
   distributed to shareholders.

4.    On January 10, 2001 the Fund's Board will approve an Investment Advisory
   Agreement with OFI, a Service Plan and Agreement for Class A shares of the
   Fund with OppenheimerFunds Distributor, Inc. (OFDI) and a General
   Distributor's Agreement with OFDI as explained in the Fund's Prospectus and
   Statement of Additional Information.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of
Oppenheimer Select Managers - QM Active Balanced Fund

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Select Managers - QM Active Balanced Fund as of December 26,
2000.  This financial statement is the responsibility of the Fund's management.  Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of
Oppenheimer Select Managers - QM Active Balanced Fund as of December 26,
2000, in conformity with accounting principles generally accepted in the
United States of America.

/s/ Deloitte & Touche LLP
-------------------------------
Deloitte & Touche LLP

Denver, Colorado
                               December 26, 2000

             Oppenheimer Select Managers - QM Active Balanced Fund

                      Statement of Assets and Liabilities
                               December 26, 2000

ASSETS:                   Composite Class A           Class B Class C
                          --------- -------           ------- --------
Class Y
-------

                          $18,000         $15,000          $1,000
$1,000        $1,000

Total Assets                   $18,000

LIABILITIES:

Net Assets                $18,000

NET ASSETS - Applicable to 1,500
Class A shares, 100 Class B shares, 100
Class C Shares, and 100 Class Y
shares of beneficial interest outstanding $18,000        $15,000
$1,000     $1,000        $1,000

NET ASSET VALUE PER SHARE
(net assets divided by 1,500, 100, 100,
and 100 shares of beneficial interest
for Class A, B, C, and Y respectively.)             $10.00           $10.00
$10.00       $10.00

MAXIMUM OFFERING PRICE PER
SHARE (net asset value plus sales
charge fo 5.75% of offering price for
Class A shares)                           $10.61           $10.00
$10.00        $10.00

Notes:

1.    Oppenheimer Select Managers - QM Active Balanced Fund (the "Fund"), a
   diversified series of Oppenheimer Select Managers, an open-end management investment company, was formed on November 13, 2000, and has had no operations through December 26, 2000 other than those relating to organizational matters and the sale and issuance of 1,500 Class A shares,
   100 Class B shares, 100 Class C shares, and 100 Class Y shares of beneficial interest to OppenheimerFunds, Inc. (OFI).

2.    OFI assumed all organization costs which were estimated at $13,750 per fund.

3.    The Fund intends to comply in its initial fiscal year and thereafter with provisions of the Internal Revenue Code applicable to regulated investment companies and as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains)
   distributed to shareholders.

4.    On January 10, 2001 the Fund's Board will approve an Investment Advisory
   Agreement with OFI, a Service Plan and Agreement for Class A shares of the
   Fund with OppenheimerFunds Distributor, Inc. (OFDI) and a General
   Distributor's Agreement with OFDI as explained in the Fund's Prospectus and
   Statement of Additional Information.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of
Oppenheimer Select Managers - Mercury Advisors Focus Growth Fund

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Select Managers - Mercury Advisors Focus Growth Fund as of
December 26, 2000.  This financial statement is the responsibility of the
Fund's management.  Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of
Oppenheimer Select Managers - Mercury Advisors Focus Growth Fund as of
December 26, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
-------------------------------
Deloitte & Touche LLP

Denver, Colorado
December 26, 2000

Oppenheimer Select Managers - Mercury Advisors Focus Growth Fund

                      Statement of Assets and Liabilities
                               December 26, 2000

ASSETS:                   Composite Class A           Class B Class C
                          --------- -------           ------- --------
Class Y
-------

                          $17,000         $14,000          $1,000
$1,000        $1,000

Total Assets                   $17,000

LIABILITIES:

Net Assets                $17,000

NET ASSETS - Applicable to 1,400
Class A shares, 100 Class B shares, 100
Class C Shares, and 100 Class Y
shares of beneficial interest outstanding $17,000        $14,000
$1,000     $1,000        $1,000

NET ASSET VALUE PER SHARE
(net assets divided by 1,400, 100, 100,
and 100 shares of beneficial interest
for Class A, B, C, and Y respectively.)             $10.00           $10.00
$10.00       $10.00

MAXIMUM OFFERING PRICE PER
SHARE (net asset value plus sales
charge fo 5.75% of offering price for
Class A shares)                           $10.61           $10.00
$10.00        $10.00

Notes:

1.    Oppenheimer Select Managers - Mercury Advisors Focus Growth Fund (the
   "Fund"), a non-diversified series of Oppenheimer Select Managers, an open-end management investment company, was formed on November 13, 2000, and has had no operations through December 26, 2000 other than those relating to organizational matters and the sale and issuance of 1,400 Class
   A shares, 100 Class B shares, 100 Class C shares, and 100 Class Y shares of beneficial interest to OppenheimerFunds, Inc. (OFI).

2.    OFI assumed all organization costs which were estimated at $13,750 per fund.

3.    The Fund intends to comply in its initial fiscal year and thereafter with provisions of the Internal Revenue Code applicable to regulated investment companies and as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains)
   distributed to shareholders.

4.    On January 10, 2001 the Fund's Board will approve an Investment Advisory
   Agreement with OFI, a Service Plan and Agreement for Class A shares of the
   Fund with OppenheimerFunds Distributor, Inc. (OFDI) and a General
   Distributor's Agreement with OFDI as explained in the Fund's Prospectus and
   Statement of Additional Information.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of
Oppenheimer Select Managers - Mercury Advisors S&P 500 Index Fund

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Select Managers - Mercury Advisors S&P 500 Index Fund as of
December 26, 2000.  This financial statement is the responsibility of the
Fund's management.  Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of
Oppenheimer Select Managers - Mercury Advisors S&P 500 Index Fund as of
December 26, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
-------------------------------
Deloitte & Touche LLP

Denver, Colorado
December 26, 2000

Oppenheimer Select Managers - Mercury Advisors S&P 500 Index Fund

                      Statement of Assets and Liabilities
                               December 26, 2000

ASSETS:                   Composite Class A           Class B Class C
                          --------- -------           ------- --------
Class Y
-------

                          $17,000         $14,000          $1,000
$1,000        $1,000

Total Assets                   $17,000

LIABILITIES:

Net Assets                $17,000

NET ASSETS - Applicable to 1,400
Class A shares, 100 Class B shares, 100
Class C Shares, and 100 Class Y
shares of beneficial interest outstanding $17,000        $14,000
$1,000     $1,000        $1,000

NET ASSET VALUE PER SHARE
(net assets divided by 1,400, 100, 100,
and 100 shares of beneficial interest
for Class A, B, C, and Y respectively.)             $10.00           $10.00
$10.00       $10.00

MAXIMUM OFFERING PRICE PER
SHARE (net asset value plus sales
charge fo 5.75% of offering price for
Class A shares)                           $10.61           $10.00
$10.00        $10.00

Notes:

1.    Oppenheimer Select Managers - Mercury Advisors S&P 500 Index Fund (the
   "Fund"), a non-diversified series of Oppenheimer Select Managers, an open-end management investment company, was formed on November 13, 2000, and has had no operations through December 26, 2000 other than those relating to organizational matters and the sale and issuance of 1,400 Class
   A shares, 100 Class B shares, 100 Class C shares, and 100 Class Y shares of beneficial interest to OppenheimerFunds, Inc. (OFI).

2.    OFI assumed all organization costs which were estimated at $13,750 per fund.

3.    The Fund intends to comply in its initial fiscal year and thereafter with provisions of the Internal Revenue Code applicable to regulated investment companies and as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains)
   distributed to shareholders.

4.    On January 10, 2001 the Fund's Board will approve an Investment Advisory
   Agreement with OFI, a Service Plan and Agreement for Class A shares of the
   Fund with OppenheimerFunds Distributor, Inc. (OFDI) and a General
   Distributor's Agreement with OFDI as explained in the Fund's Prospectus and
   Statement of Additional Information.

                                      A-5

                                  Appendix A

                              RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
-------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated "Aa" are judged to be of high quality by all standards.
Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. (...):  Bonds for which the security  depends on the  completion of some act or the fulfillment of some condition are rated  conditionally.  These bonds are secured by (a)  earnings  of  projects  under  construction,  (b)  earnings  of projects  unseasoned  in  operating  experience,  (c)  rentals  that begin when facilities  are  completed,  or (d)  payments  to  which  some  other  limiting condition  attaches.  The parenthetical  rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to honor senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Rating Services
-------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest  rating  assigned by Standard & Poor's.
The obligor's  capacity to meet its financial  commitment on the  obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest  rated  obligations  only in small degree.  The  obligor's  capacity  to  meet  its  financial  commitment  on the obligation is very strong.

A: Bonds rated "A" are  somewhat  more  susceptible  to the adverse  effects of
changes  in   circumstances   and  economic   conditions  than  obligations  in
higher-rated   categories.   However,   the  obligor's  capacity  to  meet  its
financial commitment on the obligation is still strong.

BBB:  Bonds  rated  "BBB"  exhibit  adequate  protection  parameters.  However, adverse economic  conditions or changing  circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial  commitment on the obligation.

BB, B, CCC, CC, and C

Bonds rated "BB", "B", "CCC",  "CC" and "C" are regarded as having  significant speculative  characteristics.  "BB" indicates the least degree of  speculation, and "C" the highest.  While such  obligations will likely have some quality and protective  characteristics,  these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB:  Bonds  rated  "BB"  are  less   vulnerable   to   nonpayment   than  other
speculative  issues.   However,  these  face  major  ongoing  uncertainties  or
exposure to adverse  business,  financial,  or economic  conditions which could lead to the obligor's  inadequate capacity to meet its financial  commitment on the obligation.

B: Bonds rated "B" are more  vulnerable to nonpayment  than  obligations  rated
"BB",  but the  obligor  currently  has the  capacity  to  meet  its  financial
commitment  on  the  obligation.   Adverse  business,  financial,  or  economic
conditions  will likely impair the obligor's  capacity or  willingness  to meet its financial commitment on the obligation.

CCC:  Bonds  rated  "CCC"  are  currently  vulnerable  to  nonpayment,  and are dependent upon favorable business,  financial,  and economic conditions for the obligor to meet its  financial  commitment on the  obligation.  In the event of adverse business,  financial or economic conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  Bonds rated "CC" are currently highly vulnerable to nonpayment.

C: A subordinated  debt or preferred  stock  obligation  rated "C" is currently highly  vulnerable  to  nonpayment.  The "C"  rating  may be  used  to  cover a situation  where a  bankruptcy  petition  has been filed or similar  action has been taken,  but payments on this  obligation are being  continued.  A "C" also will be  assigned  to a  preferred  stock  issue in  arrears  on  dividends  or sinking fund payments, but that is currently paying.

D: Bonds rated "D" are in default.  Payments  on the  obligation  are not being made on the date due  even if the  applicable  grace  period  has not  expired, unless  Standard and Poor's  believes  that such  payments  will be made during such  grace  period.  The "D"  rating  will also be used  upon the  filing of a bankruptcy  petition  or the  taking of a  similar  action  if  payments  on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2:  Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: Obligation exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Obligation is regarded as having significant speculative characteristics.
The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Obligation is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Obligation is in payment default. Payments on the obligation have not been made on the due date even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch, Inc.
-------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1:  Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2:   Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3:   Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:    Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:      High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:     Default. Denotes actual or imminent payment default.

                                  Appendix B

-------------------------------------------------------------------------------
                      Industry Classifications
-------------------------------------------------------------------------------

Aerospace/Defense                  Food and Drug Retailers
Air Transportation                 Gas Utilities
Asset-Backed                       Health Care/Drugs
Auto Parts and Equipment           Health Care/Supplies & Services
Automotive                         Homebuilders/Real Estate
Bank Holding Companies             Hotel/Gaming
Banks                              Industrial Services
Beverages                          Information Technology
Broadcasting                       Insurance
Broker-Dealers                     Leasing & Factoring
Building Materials                 Leisure
Cable Television                   Manufacturing
Chemicals                          Metals/Mining
Commercial Finance                 Nondurable Household Goods
Communication Equipment            Office Equipment
Computer Hardware                  Oil - Domestic
Computer Software                  Oil - International
Conglomerates                      Paper
Consumer Finance                   Photography
Consumer Services                  Publishing
Containers                         Railroads & Truckers
Convenience Stores                 Restaurants
Department Stores                  Savings & Loans
Diversified Financial              Shipping
Diversified Media                  Special Purpose Financial
Drug Wholesalers                   Specialty Printing
Durable Household Goods            Specialty Retailing
Education                          Steel
Electric Utilities                 Telecommunications - Long Distance
Electrical Equipment               Telephone - Utility
Electronics                        Textile,     Apparel     &    Home
                                   Furnishings
Energy Services                    Tobacco
Entertainment/Film                 Trucks and Parts
Environmental                      Wireless Services
Food

                                  Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
(1)   plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
         Code,
(2)   non-qualified deferred compensation plans,
(3)   employee benefit plans3
(4)   Group Retirement Plans4
(5)   403(b)(7) custodial plan accounts
(6)   Individual Retirement Accounts ("IRAs"), including traditional IRAs,
         Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.      Applicability of Class A Contingent Deferred Sales Charges in Certain
                                        Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this
Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to:
-     Purchases of Class A shares aggregating $1 million or more.
-     Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001.
-     Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
(1)   through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
(2)   by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
    -      Purchases  of Class A shares by  Retirement  Plans  that have any of the following record-keeping arrangements:
(1)   The record keeping is performed by Merrill Lynch Pierce Fenner & Smith,
        Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement
        Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)
        funds advised or managed by MLIM (the funds described in (a) and (b)
        are referred to as "Applicable Investments").
(2)   The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch.
        On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
(3)   The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
    -      Purchases   by  a  Retirement   Plan  whose  record   keeper  had  a
    cost-allocation  agreement  with the  Transfer  Agent on or before March 1,
    2001.

II.             Waivers of Class A Sales Charges of Oppenheimer Funds

A.  Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
-     The Manager or its affiliates.
-     Present or former officers, directors, trustees and employees (and their
      "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term
      "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage
      (step-children, step-parents, etc.) are included.
-     Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
      Distributor for that purpose.
-     Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
-     Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
-     Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of
      Fund shares.
-     Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
-     "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
-     Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
-     Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
-     Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement)
      and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
-     A unit investment trust that has entered into an appropriate agreement with the Distributor.
-     Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
-     Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in
      each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the
      Distributor for those purchases.
-     A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
      Advisors) whose Class B or Class C shares of a Former Quest for Value
      Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24,
      1995.
-     A qualified Retirement Plan that had agreed with the former Quest for
      Value Advisors to purchase shares of any of the Former Quest for Value
      Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.
B.  Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
    -      Shares  issued in plans of  reorganization,  such as mergers,  asset acquisitions and exchange offers, to which the Fund is a party.
-     Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than
      Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
-     Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of
      Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
-     Shares purchased with the proceeds of maturing principal units of any
      Qualified Unit Investment Liquid Trust Series.
-     Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.  Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
    -      To  make  Automatic   Withdrawal  Plan  payments  that  are  limited
    annually to no more than 12% of the account value adjusted annually.
-     Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
      Rules and Policies," in the applicable fund Prospectus).
-     For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1)   Following the death or disability (as defined in the Internal Revenue
         Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)   To return excess contributions.
(3)   To return contributions made due to a mistake of fact.
(4)   Hardship withdrawals, as defined in the plan.6
(5)   Under a Qualified Domestic Relations Order, as defined in the Internal
         Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)   To meet the minimum distribution requirements of the Internal Revenue
         Code.
(7)   To make "substantially equal periodic payments" as described in Section
         72(t) of the Internal Revenue Code.
(8)   For loans to participants or beneficiaries.
(9)   Separation from service.7
(10)  Participant-directed redemptions to purchase shares of a mutual fund
         (other than a fund managed by the Manager or a subsidiary of the
         Manager) if the plan has made special arrangements with the
         Distributor.
(11)  Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored
         IRA.
   -  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

   III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                     Funds

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
-     Shares redeemed involuntarily, as described in "Shareholder Account
      Rules and Policies," in the applicable Prospectus.
-     Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
      Administration.
-     Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
-     Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
-     Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
   -       Redemptions,  requested in writing by a Retirement Plan sponsor,  of
      Class C shares of an Oppenheimer  fund in amounts of $500,000 or more and made more than 12 months after the  Retirement  Plan's first  purchase of
      Class C  shares,  if the  redemption  proceeds  are  invested  in Class N shares of one or more Oppenheimer funds.
-     Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
(1)   Following the death or disability (as defined in the Internal Revenue
         Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an
         Oppenheimer fund.
(2)   To return excess contributions made to a participant's account.
(3)   To return contributions made due to a mistake of fact.
(4)   To make hardship withdrawals, as defined in the plan.9
(5)   To make distributions required under a Qualified Domestic Relations
         Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)   To meet the minimum distribution requirements of the Internal Revenue
         Code.
(7)   To make "substantially equal periodic payments" as described in Section
         72(t) of the Internal Revenue Code.
(8)   For loans to participants or beneficiaries.10
(9)   On account of the participant's separation from service.11
(10)  Participant-directed redemptions to purchase shares of a mutual fund
         (other than a fund managed by the Manager or a subsidiary of the
         Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
(11)  Distributions made on account of a plan termination or "in-service"
         distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(12)  For distributions from a participant's account under an Automatic
         Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
      (13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
      (14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
      - Redemptions  of Class B shares  or  Class C shares  under an  Automatic
Withdrawal  Plan from an account other than a Retirement  Plan if the aggregate value  of the  redeemed  shares  does not  exceed  10% of the  account's  value annually.

B.  Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
-     Shares sold to the Manager or its affiliates.
-     Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
-     Shares issued in plans of reorganization to which the Fund is a party.
-     Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section
        I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.         Special Sales Charge Arrangements for Shareholders of Certain
       Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

   Oppenheimer Quest Value Fund, Inc.                           Oppenheimer
   Small Cap Value Fund
   Oppenheimer Quest Balanced Value Fund                        Oppenheimer
   Quest Global Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

 Quest for Value U.S. Government Income Fund                             Quest
 for Value New York Tax-Exempt Fund
 Quest for Value Investment Quality Income Fund   Quest for Value National
 Tax-Exempt Fund
 Quest for Value Global Income Fund    Quest for Value California Tax-Exempt
 Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
    -      acquired  by such  shareholder  pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
      -    purchased  by such  shareholder  by  exchange  of shares of  another
Oppenheimer  fund  that  were  acquired  pursuant  to the  merger of any of the
Former Quest for Value Funds into that other  Oppenheimer  fund on November 24,
1995.

A.  Reductions or Waivers of Class A Sales Charges.

      - -       Reduced Class A Initial Sales Charge Rates for Certain Former
Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

---------------------------------------------------------------------
Number of         Initial Sales    Initial Sales
Eligible          Charge as a %    Charge as a %    Concession as %
Employees or      of Offering      of Net Amount    of Offering
Members           Price            Invested         Price
---------------------------------------------------------------------
---------------------------------------------------------------------
9 or Fewer             2.50%            2.56%            2.00%
---------------------------------------------------------------------
---------------------------------------------------------------------
At  least  10 but      2.00%            2.04%            1.60%
not more than 49
---------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      - -  Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
        -  Shareholders who were shareholders of the AMA Family of Funds on
           February 28, 1991 and who acquired shares of any of the Former
           Quest for Value Funds by merger of a portfolio of the AMA Family of
           Funds.
        -  Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.
      - -  Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      - -  Waivers for Redemptions of Shares Purchased Prior to March 6,
1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
Oppenheimer fund. The shares must have been acquired by the merger of a
Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged.
Those shares must have been purchased prior to March 6, 1995 in connection with:
           -    withdrawals  under an  automatic  withdrawal  plan holding only either Class B or Class C shares if the annual  withdrawal  does not exceed  10% of the  initial  value of the  account  value,  adjusted annually, and
           -    liquidation  of a  shareholder's  account if the  aggregate net asset value of shares held in the account is less than the  required minimum value of such accounts.

      - -  Waivers for Redemptions of Shares Purchased on or After March 6,
1995 but Prior to November 24, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
-     redemptions  following the death or disability of the  shareholder(s) (as evidenced by a determination  of total disability by the U.S. Social
           Security Administration);
-     withdrawals  under an automatic  withdrawal plan (but only for Class B or
           Class C shares)  where the annual  withdrawals  do not exceed 10% of the initial value of the account value; adjusted annually, and
           -    liquidation  of a  shareholder's  account if the  aggregate net asset value of shares held in the account is less than the  required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

 V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
  Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

Connecticut Mutual Liquid Account   Connecticut Mutual Total Return Account
Connecticut Mutual Government Securities Account    CMIA LifeSpan Capital
Appreciation Account
Connecticut Mutual Income Account   CMIA LifeSpan Balanced Account
Connecticut Mutual Growth Account   CMIA Diversified Income Account

A.  Prior Class A CDSC and Class A Sales Charge Waivers.

      - Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
(1)   persons whose purchases of Class A shares of a Fund and other Former
         Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual
         Funds, and
(2)   persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at
         $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the
         Class A initial sales charge.

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      - Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
(1)   any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled
         $500,000 or more, including investments made pursuant to the
         Combined Purchases, Statement of Intention and Rights of
         Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
         Connecticut Mutual Funds or a Fund into which such Fund merged;
(2)   any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the
         Former Connecticut Mutual Funds totaled $500,000 or more;
(3)   Directors of the Fund or any one or more of the Former Connecticut
         Mutual Funds and members of their immediate families;
(4)   employee benefit plans sponsored by Connecticut Mutual Financial
         Services, L.L.C. ("CMFS"), the prior distributor of the Former
         Connecticut Mutual Funds, and its affiliated companies;
(5)   one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6)   an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the
         Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.  Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
(1)   by the estate of a deceased shareholder;
(2)   upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3)   for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under
         Section 457 of the Code, or other employee benefit plans;
(4)   as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5)   in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
(6)   in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7)   in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8)   in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
         Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9)   as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.    Special Reduced Sales Charge for Former Shareholders of Advance America
                                     Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

          VII. Sales Charge Waivers on Purchases of Class M Shares of
                    Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
-     the Manager and its affiliates,
-     present or former officers, directors, trustees and employees (and their
      "immediate families" as defined in the Fund's Statement of Additional
      Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
-     registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
-     dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
-     employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers
      (and whose identity is made known to the Distributor) or with the
      Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
-     dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the
      Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
-     dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

-------------------------------------------------------------------------------
For More Information About Oppenheimer Select Managers
-------------------------------------------------------------------------------

Internet Web Site:
      www.oppenheimerfunds.com
      ------------------------

Investment Adviser for OSM - Mercury Advisors S&P 500 Index Fund
and OSM - Mercury Advisors Focus Growth Fund
      Mercury Advisors
      800 Scudders Mill Road
      Plainsboro, New Jersey 08536

Investment Adviser for OSM - QM Active Balanced Fund,
OSM - Jennison Growth Fund, OSM - Salomon Brothers Capital Fund and
OSM - Gartmore Millennium Growth Fund II
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1-800-525-7048

Custodian Bank for the Funds
      The Bank of New York
      90 Washington Street
      New York, New York 10286

Custodian Bank for the Master Focus Twenty Trust
      The Bank of New York
      90 Washington Street
      New York, New York 10286

Custodian Bank for the S&P 500 Index Series of the
Quantitative Master Series Trust
      Merrill Lynch Trust Company
      800 Scudders Mill Road
      Plainsboro, New Jersey 08536

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado  80202

Legal Counsel
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

NIA\Select Managers_rev.7.01

--------
1.  In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term  "Group  Retirement  Plan"  means  any  qualified  or  non-qualified retirement  plan  for  employees  of  a  corporation  or  sole  proprietorship, members and  employees  of a  partnership  or  association  or other  organized group of  persons  (the  members of which may  include  other  groups),  if the group has made special  arrangements  with the  Distributor  and all members of the group  participating  in (or who are eligible to  participate  in) the plan purchase  shares of an  Oppenheimer  fund or funds through a single  investment dealer,  broker or other financial  institution  designated by the group.  Such plans  include 457 plans,  SEP-IRAs,  SARSEPs,  SIMPLE  plans and 403(b)  plans other  than plans for  public  school  employees.  The term  "Group  Retirement
Plan" also  includes  qualified  retirement  plans and  non-qualified  deferred compensation  plans and IRAs that  purchase  shares of an  Oppenheimer  fund or
funds  through  a  single   investment   dealer,   broker  or  other  financial
institution that has made special arrangements with the Distributor.

5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.

6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.